                                      2003

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  Nationwide(R) Variable Account-II
  December 31, 2003

  [LOGO OF THE BEST OF AMERICA(R)]

                                                                   ANNUAL REPORT

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                                                    [LOGO OF NATIONWIDE(R)]

                                               Nationwide Life Insurance Company
                                                  Home Office: Columbus, Ohio

APO-725-12/03

                             [LOGO OF NATIONWIDE(R)]

                        NATIONWIDE LIFE INSURANCE COMPANY
                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220

                              [PHOTO APPEARS HERE]

                               PRESIDENT'S MESSAGE

Nationwide Life Insurance Company is pleased to present the 2003 annual report of the Nationwide Variable Account-II.

Equity investments turned-in an exemplary performance during 2003. Gains in the Dow Jones Industrial Average and the S&P 500 each surpassed 25% for the year. Meanwhile, the NASDAQ, with more ground to make-up, posted year-over-year performance of nearly 50%. Furthermore, this past year saw interest rates and inflation remain near historically low levels. And, the good news doesn't stop there; the last half of the year GDP growth chalked up statistics not seen in recent history. We believe the stage is set and should provide a rewarding 2004 for equity investors.

During 2003, we have watched with interest and a good deal of dismay the ongoing revelations of ethical lapses in the mutual fund industry. This has caused us to take a hard look at longstanding relationships we have had with some of these fund groups and to make changes where we believe it's in the best interest of our contract owners and participants. Nationwide has been in the financial services business for more than a quarter of a century and during this time we have endeavored to maintain the highest standards of ethics and integrity in all aspects of our personal and business conduct.

Thank you for your confidence and for selecting Nationwide to help you meet your retirement and financial planning objectives.

                               /s/ Joseph J.Gasper

                           Joseph J.Gasper, President
                                February 12, 2004

HOW TO READ THE ANNUAL REPORT

This annual report is a presentation of the variable account as a whole and only describes the underlying contracts and products of the variable account in general terms. Please note the variable account may have more than one variable product available. Such products may have different underlying mutual funds available from those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in the Nationwide Variable Account-II. Rules and regulations of the U.S. Securities and Exchange Commission and recognized conventions of accounting principles generally accepted in the United States of America prescribe the format and content of this report.

We also invite you to call our service center at 1-800-848-6331 if you have questions about your account, or you may access your account using our voice response unit. And, please visit our web-site at www.bestofamerica.com for additional information about your contract and to learn more about other products and services offered by Nationwide Financial.

THE ANNUAL REPORT HAS FOUR MAJOR FINANCIAL SECTIONS:

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

This statement begins on page 5 and lists all of the underlying mutual funds of the variable account, the number of shares owned, the amount paid for the shares and their fair value as of the close of business on December 31, 2003. The mutual funds are listed in alphabetical order. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners make exchange transactions between the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed. The total fair value of the funds is equal to the Total investments of the variable account.

Accounts receivable, if applicable, represents an asset of the variable account for fund shares purchased by contract owners and reinvested dividend shares added to contract owners' accounts, but not yet added to Total investments. Total investments plus Accounts receivable equal Total assets of the variable account.

Accounts payable, if applicable, is a liability of the variable account for fund shares redeemed by contract owners but not yet deducted from Total investments.

The Accounts receivable and Accounts payable balances are aggregated and presented as a net amount.

Total assets minus Accounts payable equals Contract owners' equity. A summary of Contract owners' equity by fund series may be found on page 77. This summary also includes certain performance measures for each fund series for the periods indicated.

STATEMENTS OF OPERATIONS, STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

These statements begin on page 12 and present the financial activity of each underlying mutual fund sub-account of the variable account, for the periods indicated.

The Statements of Operations show income and expenses to the variable account from Investment activity for reinvested dividends and capital gain distributions paid by the underlying mutual funds; and expenses included are the mortality, expense and, if applicable, an administration charge, which are assessed through the daily unit value calculation and that represent an expense to the variable account and its contract owners. This statement also shows the realized gain or loss as mutual fund shares are sold, and the change in unrealized gain or loss, which represents the changes in fair value of the underlying fund shares.

The Statements of Changes in Contract Owners' Equity includes Investment activity for income and expenses shown on the Statements of Operations. In addition, the Equity transactions section of this statement illustrates the receipt of purchase payments, as new contracts are sold or additional payments are made to existing contracts. Also presented are deductions from the variable account when the contract owners withdraw money, as well as related contract level charges. The sum of the above two sections represents the Net change in contract owners' equity which, when added to the beginning Contract owners' equity, equals Contract owners' equity at the end of the reporting period.

The Changes in Units section illustrates the number of units purchased and redeemed for each mutual fund sub-account during the period reported.

Notes to Financial Statements, beginning on page 59, provide further disclosures about the variable account and its underlying contract provisions.

                         NATIONWIDE VARIABLE ACCOUNT-II
          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY
                                DECEMBER 31, 2003

ASSETS:

  Investments at fair value:

    AIM VIF - Basic Value Fund - Series II Shares (AIMBValue2)
      941,579 shares (cost $9,176,839) ................................................. $        9,990,154
    AIM VIF - Capital Appreciation Fund - Series II Shares (AIMCapAp2)
      129,962 shares (cost $2,558,597) .................................................          2,750,002
    AIM VIF - Capital Development Fund - Series II Shares (AIMCapDev2)
      172,505 shares (cost $2,010,176) .................................................          2,180,460
    Alger American MidCap Growth Portfolio - Class S (AlgMidCapGr)
      1,295 shares (cost $23,339) ......................................................             23,742
    Alliance VPSF - AllianceBernstein Growth & Income Portfolio - Class B (AlGrIncB)
      657,517 shares (cost $13,200,622) ................................................         14,215,521
    Alliance VPSF - AllianceBernstein Small Cap Value Portfolio - Class B (AlSmCapValB)
      285,260 shares (cost $3,693,714) .................................................          4,124,853
    American Century VP - Balanced Fund - Class I (ACVPBal)
      17,558,979 shares (cost $123,102,273) ............................................        118,347,515
    American Century VP - Capital Appreciation Fund - Class I (ACVPCapAp)
      19,916,324 shares (cost $211,880,941) ............................................        141,804,229
    American Century VP - Income & Growth Fund - Class I (ACVPIncGr)
      8,875,816 shares (cost $49,371,218) ..............................................         58,314,108
    American Century VP - Income & Growth Fund - Class II (ACVPIncGr2)
      1,038,912 shares (cost $6,255,409) ...............................................          6,815,261
    American Century VP - Inflation Protection Fund - Class II (ACVPInflaPro)
      1,314,773 shares (cost $13,423,138) ..............................................         13,555,312
    American Century VP - International Fund - Class I (ACVPInt)
      13,479,557 shares (cost $84,655,393) .............................................         86,673,554
    American Century VP - International Fund - Class II (ASVPInt2)
      481,536 shares (cost $3,010,938) .................................................          3,091,458
    American Century VP - International Fund - Class III (ACVPInt3)
      3,737,605 shares (cost $19,864,663) ..............................................         24,032,797
    American Century VP - Ultra(R) Fund - Class I (ACVPUltra)
      637,333 shares (cost $5,500,137) .................................................          5,850,718
    American Century VP - Ultra(R) Fund - Class II (ACVPUltra2)
      346,746 shares (cost $2,994,618) .................................................          3,176,197
    American Century VP - Value Fund - Class I (ACVPVal)
      21,165,873 shares (cost $146,098,032) ............................................        164,882,147
    American Century VP - Value Fund - Class II (ACVPVal2)
      1,521,327 shares (cost $10,782,096) ..............................................         11,835,924
    American VIS - Growth Fund - Class I (AmerGro)
      442,984 shares (cost $24,196,039) ................................................         20,262,070

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-II

    American VIS - High-Yield Bond Fund - Class I (AmerHiYld)
      218,090 shares (cost $2,699,738) ................................................. $        2,734,843
    American VIS - U.S. Government/AAA-Rated Securities Fund - Class I (AmerUSGvt)
      240,462 shares (cost $2,937,646) .................................................          2,943,250
    Charles Schwab Money Market Portfolio (ChScMM)
      2,456,755 shares (cost $2,456,755) ...............................................          2,456,755
    Credit Suisse Trust - Global Post-Venture Capital Portfolio (CSGPVen)
      723,307 shares (cost $6,774,188) .................................................          6,835,253
    Credit Suisse Trust - International Focus Portfolio (CSIntFoc)
      6,194,580 shares (cost $51,862,169) ..............................................         54,822,031
    Credit Suisse Trust - Small Cap Growth Portfolio (CSSmCapGr)
      10,664,778 shares (cost $129,537,870) ............................................        147,173,939
    Dreyfus IP - Small Cap Stock Index Portfolio - Service Class (DrySmCapIxS)
      2,073,061 shares (cost $25,481,191) ..............................................         27,177,830
    Dreyfus Socially Responsible Growth Fund, Inc., The (DrySRGro)
      5,701,731 shares (cost $190,856,664) .............................................        135,644,178
    Dreyfus Stock Index Fund, Inc. - Initial Shares (DryStkIx)
      28,075,300 shares (cost $842,843,747) ............................................        797,900,012
    Dreyfus Stock Index Fund, Inc. - Service Shares (DryStkIxS)
      729,732 shares (cost $19,299,972) ................................................         20,724,379
    Dreyfus VIF - Appreciation Portfolio - Initial Shares (DryVIFApp)
      2,167,489 shares (cost $69,706,446) ..............................................         74,604,960
    Dreyfus VIF - Appreciation Portfolio - Service Shares (DryVIFAppS)
      145,665 shares (cost $4,698,484) .................................................          4,997,774
    Dreyfus VIF - Developing Leaders Portfolio - Service Shares (DryVIFDevLdS)
      48,506 shares (cost $1,682,158) ..................................................          1,800,543
    Dreyfus VIF - Growth and Income Portfolio - Initial Shares (DryVIFGrInc)
      2,488,159 shares (cost $51,464,495) ..............................................         50,161,289
    Federated IS - American Leaders Fund II - Service Shares (FedAmLeadS)
      52,552 shares (cost $918,758) ....................................................          1,001,113
    Federated IS - Capital Appreciation Fund II - Service Shares (FedCapApS)
      413,001 shares (cost $2,082,089) .................................................          2,254,986
    Federated IS - Quality Bond Fund II - Primary Shares (FedQualBd)
      2,885,230 shares (cost $33,872,924) ..............................................         34,161,124
    Federated IS - Quality Bond Fund II - Service Shares (FedQualBdS)
      1,446,169 shares (cost $16,871,777) ..............................................         17,093,721
    Fidelity(R) VIP - Equity-Income Portfolio - Initial Class (FidVIPEI)
      50,638,375 shares (cost $1,178,800,020) ..........................................      1,173,797,544
    Fidelity(R) VIP - Equity-Income Portfolio - Service Class 2 (FidVIPEI2)
      1,159,699 shares (cost $24,139,717) ..............................................         26,626,679
    Fidelity(R) VIP - Growth Portfolio - Initial Class (FidVIPGr)
      38,939,054 shares (cost $1,725,462,743) ..........................................      1,208,668,244
    Fidelity(R) VIP - Growth Portfolio - Service Class 2 (FidVIPGr2)
      474,611 shares (cost $13,644,583) ................................................         14,580,062
    Fidelity(R) VIP - High Income Portfolio - Initial Class (FidVIPHI)
      40,778,365 shares (cost $247,095,556) ............................................        283,409,639

    Fidelity(R) VIP - Overseas Portfolio - Initial Class (FidVIPOv)
      12,067,359 shares (cost $163,772,681) ............................................ $      188,130,119
    Fidelity(R) VIP - Overseas Portfolio - Initial Class R (FidVIPOvR)
      2,498,494 shares (cost $30,443,275) ..............................................         38,901,549
    Fidelity(R) VIP - Overseas Portfolio - Service Class 2 (FidVIPOvS2)
      718,919 shares (cost $10,688,807) ................................................         11,143,249
    Fidelity(R) VIP II - Asset Manager Portfolio - Initial Class (FidVIPAM)
      31,149,648 shares (cost $493,841,990) ............................................        450,423,913
    Fidelity(R) VIP II - Contrafund(R) Portfolio - Initial Class (FidVIPCon)
      31,200,933 shares (cost $736,812,436) ............................................        721,677,590
    Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class 2 (FidVIPCon2)
      1,013,642 shares (cost $21,486,909) ..............................................         23,242,803
    Fidelity(R) VIP II - Investment Grade Bond Portfolio: Service Class (FidVIPIGBdS)
      328,543 shares (cost $4,414,681) .................................................          4,471,463
    Fidelity(R) VIP II - Investment Grade Bond Portfolio: Service Class 2 (FidVIPIGBd2)
      823,297 shares (cost $10,949,534) ................................................         11,114,509
    Fidelity(R) VIP III - Growth Opportunities Portfolio - Initial Class (FidVIPGrOp)
      3,206,273 shares (cost $44,748,731) ..............................................         48,318,528
    Fidelity(R) VIP III - Mid Cap Portfolio - Service Class 2 (FidVIPMCap2)
      563,647 shares (cost $12,392,337) ................................................         13,510,626
    Fidelity(R) VIP III - Value Strategies Portfolio - Service Class (FidVIPValS)
      1,932,323 shares (cost $22,761,852) ..............................................         23,941,476
    Fidelity(R) VIP III - Value Strategies Portfolio - Service Class 2 (FidVIPValS2)
      814,697 shares (cost $9,745,319) .................................................         10,142,975
    First Horizon Growth & Income Portfolio (FHGrInc)
      65 shares (cost $600) ............................................................                617
    Franklin Templeton VIP -
    Franklin Rising Dividends Securities Fund - Class II (FrVIPRisDiv2)
      1,127,857 shares (cost $16,925,272) ..............................................         18,147,223
    Franklin Templeton VIP -
    Franklin Small Cap Value Securities Fund - Class II (FrVIPSmCapV2)
      454,329 shares (cost $5,207,068) .................................................          5,756,349
    Franklin Templeton VIP - Templeton Foreign Securities Fund - Class 2 (FrVIPForSec2)
      676,888 shares (cost $7,873,172) .................................................          8,285,108
    Gartmore GVIT Comstock Value Fund - Class II (GVITCVal2)
      613,687 shares (cost $5,601,565) .................................................          6,093,908
    Gartmore GVIT Dreyfus International Value Fund - Class II (GVITIntVal2)
      79,800 shares (cost $1,021,693) ..................................................          1,047,769
    Gartmore GVIT Dreyfus International Value Fund - Class III (GVITIntVal3)
      247,586 shares (cost $2,949,342) .................................................          3,253,285
    Gartmore GVIT Dreyfus Mid Cap Index Fund - Class I (GVITDMidCapI)
      6,302,919 shares (cost $81,014,380) ..............................................         93,094,119
    Gartmore GVIT Emerging Markets Fund - Class I (GVITEmMrkts)
      177,398 shares (cost $1,414,652) .................................................          1,745,595
    Gartmore GVIT Emerging Markets Fund - Class II (GVITEmMrkts2)
      488,677 shares (cost $4,608,140) .................................................          4,798,812
    Gartmore GVIT Emerging Markets Fund - Class III (GVITEmMrkts3)
      1,232,300 shares (cost $10,294,350) ..............................................         12,125,835

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-II

    Gartmore GVIT Federated High Income Bond Fund - Class I (GVITFHiInc)
      2,395,572 shares (cost $19,030,351) .............................................. $       19,212,486
    Gartmore GVIT Global Financial Services Fund - Class II (GVITGlFin2)
      84,229 shares (cost $950,444) ....................................................            957,688
    Gartmore GVIT Global Financial Services Fund - Class III (GVITGlFin3)
      194,513 shares (cost $2,058,027) .................................................          2,215,508
    Gartmore GVIT Global Health Sciences Fund - Class II (GVITGlHlth2)
      224,251 shares (cost $2,339,351) .................................................          2,231,298
    Gartmore GVIT Global Health Sciences Fund - Class III (GVITGlHlth3)
      703,581 shares (cost $7,171,917) .................................................          7,021,739
    Gartmore GVIT Global Technology and Communications Fund - Class I (GVITGlTech)
      319,091 shares (cost $1,118,056) .................................................          1,183,828
    Gartmore GVIT Global Technology and Communications Fund - Class II (GVITGlTech2)
      951,040 shares (cost $3,542,250) .................................................          3,537,868
    Gartmore GVIT Global Technology and Communications Fund - Class III (GVITGlTech3)
      2,525,730 shares (cost $8,672,724) ...............................................          9,446,231
    Gartmore GVIT Global Utilities Fund - Class II (GVITGlUtl2)
      118,979 shares (cost $989,940) ...................................................          1,092,229
    Gartmore GVIT Global Utilities Fund - Class III (GVITGlUtl3)
      133,880 shares (cost $1,088,873) .................................................          1,229,016
    Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd)
      28,916,606 shares (cost $350,002,749) ............................................        350,758,431
    Gartmore GVIT Growth Fund - Class I (GVITGrowth)
      9,590,038 shares (cost $104,378,055) .............................................         95,708,576
    Gartmore GVIT ID Aggressive Fund (GVITIDAgg)
      2,776,159 shares (cost $27,518,321) ..............................................         29,121,909
    Gartmore GVIT ID Conservative Fund (GVITIDCon)
      3,465,888 shares (cost $35,034,321) ..............................................         35,767,965
    Gartmore GVIT ID Moderate Fund (GVITIDMod)
      11,513,278 shares (cost $113,183,253) ............................................        121,349,945
    Gartmore GVIT ID Moderately Aggressive Fund (GVITIDModAgg)
      7,435,843 shares (cost $72,343,195) ..............................................         78,819,939
    Gartmore GVIT ID Moderately Conservative Fund (GVITIDModCon)
      4,462,689 shares (cost $44,433,847) ..............................................         46,768,981
    Gartmore GVIT International Growth Fund - Class I (GVITIntGro)
      21,233 shares (cost $126,304) ....................................................            134,191
    Gartmore GVIT International Growth Fund - Class III (GVITIntGro3)
      365,851 shares (cost $1,842,161) .................................................          2,312,175
    Gartmore GVIT Mid Cap Growth Fund - Class I (GVITSMdCpGr)
      832,872 shares (cost $16,245,508) ................................................         17,865,112
    Gartmore GVIT Mid Cap Growth Fund - Class II (GVITSMdCpGr2)
      175,854 shares (cost $3,651,082) .................................................          3,768,548
    Gartmore GVIT Money Market Fund - Class I (GVITMyMkt)
      530,341,615 shares (cost $530,341,615) ...........................................        530,341,615
    Gartmore GVIT Nationwide(R) Fund - Class I (GVITNWFund)
      44,182,650 shares (cost $578,256,483) ............................................        453,755,818

    Gartmore GVIT Nationwide(R) Fund: Class II (GVITNWFund2)
      308,826 shares (cost $2,949,292) ................................................. $        3,168,553
    Gartmore GVIT Nationwide(R) Leaders Fund - Class III (GVITLead3)
      98,655 shares (cost $995,017) ....................................................          1,167,085
    Gartmore GVIT Small Cap Growth Fund - Class I (GVITSmCapGr)
      1,414,838 shares (cost $17,008,173) ..............................................         18,350,453
    Gartmore GVIT Small Cap Growth Fund - Class II (GVITSmCapGr2)
      266,340 shares (cost $3,359,102) .................................................          3,438,444
    Gartmore GVIT Small Cap Value Fund - Class I (GVITSmCapVal)
      13,936,986 shares (cost $127,999,356) ............................................        161,111,555
    Gartmore GVIT Small Cap Value Fund - Class II (GVITSmCapVal2)
      825,648 shares (cost $8,609,917) .................................................          9,519,723
    Gartmore GVIT Small Company Fund - Class I (GVITSmComp)
      10,388,701 shares (cost $186,943,838) ............................................        225,746,463
    Gartmore GVIT Small Company Fund - Class II (GVITSmComp2)
      438,718 shares (cost $8,792,768) .................................................          9,493,860
    Gartmore GVIT Turner Growth Focus Fund - Class I (GVITTGroFoc)
      372,973 shares (cost $1,169,074) .................................................          1,171,135
    Gartmore GVIT Turner Growth Focus Fund - Class III (GVITTGroFoc3)
      783,526 shares (cost $2,118,161) .................................................          2,475,941
    Gartmore GVIT U.S. Growth Leaders Fund - Class II (GVITUSGro2)
      381,788 shares (cost $4,081,499) .................................................          4,108,040
    Gartmore GVIT U.S. Growth Leaders Fund - Class III (GVITUSGro3)
      1,132,809 shares (cost $11,303,194) ..............................................         12,223,005
    Gartmore GVIT Van Kampen Multi Sector Bond Fund - Class I (GVITVKMultiSec)
      3,036,951 shares (cost $29,001,002) ..............................................         29,944,334
    Janus AS - Balanced Portfolio - Service Shares (JanBal)
      263,620 shares (cost $6,013,953) .................................................          6,279,437
    Janus AS - Capital Appreciation Portfolio - Service Shares (JanCapAp)
      1,805,140 shares (cost $32,353,661) ..............................................         37,330,297
    Janus AS - Global Technology Portfolio - Service II Shares (JanGlTechS2)
      1,854,365 shares (cost $5,322,090) ...............................................          6,657,170
    Janus AS - Global Technology Portfolio - Service Shares (JanGlTech)
      2,583,785 shares (cost $9,702,686) ...............................................          9,120,759
    Janus AS - International Growth Portfolio - Service II Shares (JanIntGroS2)
      330,227 shares (cost $5,918,172) .................................................          7,601,837
    Janus AS - International Growth Portfolio - Service Shares (JanIntGro)
      692,839 shares (cost $15,108,294) ................................................         15,859,080
    Janus AS - Risk-Managed Large Cap Core Portfolio - Service Shares (JanRMgLgCap)
      39,515 shares (cost $460,924) ....................................................            493,547
    MFS(R) VIT - Investors Growth Series - Service Class (MFSInvGrS)
      626,085 shares (cost $5,148,889) .................................................          5,365,548
    MFS(R) VIT - Value Series - Service Class (MFSValS)
      381,706 shares (cost $3,687,571) .................................................          4,095,705
    Neuberger Berman AMT - Fasciano Portfolio - S Class Shares (NBAMTFasc)
      112,254 shares (cost $1,309,056) .................................................          1,391,946
    Neuberger Berman AMT - Growth Portfolio(R) (NBAMTGro)
      16,584,323 shares (cost $179,876,737) ............................................        172,808,649

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-II

    Neuberger Berman AMT - Guardian Portfolio - I Class Shares (NBAMTGuard)
      1,836,774 shares (cost $23,072,727) .............................................. $       25,678,105
    Neuberger Berman AMT - Limited Maturity Bond Portfolio(R) (NBAMTLMat)
      9,804,502 shares (cost $130,466,408) .............................................        129,419,423
    Neuberger Berman AMT - Mid Cap Growth Portfolio - S Class (NBAMTMCGrS)
      349,859 shares (cost $5,073,704) .................................................          5,345,848
    Neuberger Berman AMT - Partners Portfolio(R) (NBAMTPart)
      13,850,311 shares (cost $202,610,866) ............................................        213,294,788
    Neuberger Berman AMT - Socially Responsive Portfolio (NBAMSocRes)
      87,075 shares (cost $1,008,481) ..................................................          1,075,376
    Oppenheimer Aggressive Growth Fund/VA - Initial Class (OppAggGro)
      612,852 shares (cost $21,709,188) ................................................         22,497,813
    Oppenheimer Bond Fund/VA - Initial Class (OppBdFd)
      17,811,934 shares (cost $194,540,293) ............................................        203,412,286
    Oppenheimer Capital Appreciation Fund/VA - Initial Class (OppCapAp)
      4,620,916 shares (cost $134,600,768) .............................................        160,345,795
    Oppenheimer Capital Appreciation Fund/VA - Service Class (OppCapApS)
      416,020 shares (cost $13,373,910) ................................................         14,365,180
    Oppenheimer Global Securities Fund/VA - Class III (OppGlSec3)
      1,737,562 shares (cost $36,571,841) ..............................................         43,769,182
    Oppenheimer Global Securities Fund/VA - Initial Class (OppGlSec)
      15,449,956 shares (cost $295,105,195) ............................................        387,484,896
    Oppenheimer Global Securities Fund/VA - Service Class (OppGlSecS)
      689,454 shares (cost $15,911,732) ................................................         17,208,763
    Oppenheimer High Income Fund/VA - Service Class (OppHighIncS)
      1,653,472 shares (cost $13,865,188) ..............................................         14,186,785
    Oppenheimer Main Street(R) Fund/VA - Initial Class (OppMSFund)
      1,708,943 shares (cost $28,383,059) ..............................................         32,811,713
    Oppenheimer Main Street(R) Fund/VA - Service Class (OppMSFundS)
      535,569 shares (cost $9,485,752) .................................................         10,229,372
    Oppenheimer Main Street(R) Small Cap Fund/VA - Service Class (OppMSSmCapS)
      305,152 shares (cost $3,750,099) .................................................          4,089,043
    Oppenheimer Multiple Strategies Fund/VA - Initial Class (OppMultStr)
      11,603,002 shares (cost $184,686,617) ............................................        184,719,790
    Putnam VT Discovery Growth Fund - IB Shares (PVTDiscGro)
      45,436 shares (cost $1,134,345) ..................................................          1,179,511
    Putnam VT Growth & Income Fund - IB Shares (PVTGroInc)
      69,444 shares (cost $1,485,392) ..................................................          1,615,278
    Putnam VT International Equity Fund - IB Shares (PVTIntEq)
      180,862 shares (cost $2,249,239) .................................................          2,324,073
    SAFECO RST - Small-Cap Value Portfolio (SRSTSmCapV)
      993 shares (cost $16,838) ........................................................             16,878
    Strong Opportunity Fund II, Inc. (StOpp2)
      23,388,485 shares (cost $493,032,310) ............................................        444,147,335
    Strong VIF - Strong Discovery Fund II (StDisc2)
      6,448,785 shares (cost $72,202,344) ..............................................         81,641,620

    Van Eck WIT - Worldwide Bond Fund (VEWrldBd)
      3,873,565 shares (cost $46,072,468) .............................................. $       51,557,150
    Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt)
      4,202,794 shares (cost $41,351,942) ..............................................         51,063,943
    Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)
      3,420,783 shares (cost $40,311,932) ..............................................         50,867,046
    Van Kampen UIF - Core Plus Fixed Income Portfolio - Class II (VKCorPlus2)
      129,791 shares (cost $1,477,465) .................................................          1,495,197
    Van Kampen UIF - Emerging Markets Debt Portfolio - Class A (VKEmMkt)
      2,711,637 shares (cost $21,926,205) ..............................................         24,513,200
    Van Kampen UIF - Emerging Markets Debt Portfolio - Class II (VKEmMkt2)
      302,794 shares (cost $2,605,034) .................................................          2,731,204
    Van Kampen UIF - U.S. Real Estate Portfolio - Class A (VKUSRealEst)
      9,706,636 shares (cost $122,141,097) .............................................        151,229,395
    Van Kampen UIF - U.S. Real Estate Portfolio - Class II (VKUSRealEst2)
      696,534 shares (cost $10,081,668) ................................................         10,824,141
    Victory VIF - Diversified Stock Fund Class A Shares (VicDivrStk)
      2,158 shares (cost $20,889) ......................................................             21,709
                                                                                         ------------------
        Total investments ..............................................................     11,391,549,090
  Accounts receivable ..................................................................                  -
                                                                                         ------------------
        Total assets ...................................................................     11,391,549,090
Accounts payable .......................................................................            164,592
                                                                                         ------------------
Contract owners' equity (note 4) ....................................................... $   11,391,384,498
                                                                                         ==================

See accompanying notes to financial statements.

================================================================================

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER 31, 2003

                                                             Total            AIMBValue2         AIMCapAp2          AIMCapDev2
                                                        ---------------    ---------------    ---------------    ---------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..............................   $   139,223,950                  -                  -                  -
  Mortality and expense risk charges (note 2) .......      (138,078,791)           (34,841)           (11,910)            (7,603)
                                                        ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ....................         1,145,159            (34,841)           (11,910)            (7,603)
                                                        ---------------    ---------------    ---------------    ---------------

  Proceeds from mutual fund shares sold .............     5,159,779,615            162,446          5,054,441              9,733
  Cost of mutual fund shares sold ...................    (5,843,627,187)          (139,401)        (5,019,529)            (8,206)
                                                        ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .............      (683,847,572)            23,045             34,912              1,527
  Change in unrealized gain (loss)
   on investments ...................................     2,937,696,419            813,316            191,406            170,284
                                                        ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..................     2,253,848,847            836,361            226,318            171,811
                                                        ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..........................         3,911,813                  -                  -                  -
                                                        ---------------    ---------------    ---------------    ---------------
      Net increase (decrease) in contract owners'
       equity resulting from operations .............   $ 2,258,905,819            801,520            214,408            164,208
                                                        ===============    ===============    ===============    ===============

                                                          AlgMidCapGr          AlGrIncB         AlSmCapValB          ACVPBal
                                                        ---------------    ---------------    ---------------    ---------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..............................                 -             10,068              1,063          2,841,687
  Mortality and expense risk charges (note 2) .......                (4)           (73,754)           (15,915)        (1,480,211)
                                                        ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ....................                (4)           (63,686)           (14,852)         1,361,476
                                                        ---------------    ---------------    ---------------    ---------------

  Proceeds from mutual fund shares sold .............                 3          4,814,525            321,293         14,728,506
  Cost of mutual fund shares sold ...................                (3)        (4,305,253)          (299,506)       (19,992,449)
                                                        ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .............                 -            509,272             21,787         (5,263,943)
  Change in unrealized gain (loss)
   on investments ...................................               403          1,014,900            431,139         21,896,981
                                                        ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..................               403          1,524,172            452,926         16,633,038
                                                        ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..........................                 -                  -              2,819                  -
                                                        ---------------    ---------------    ---------------    ---------------
      Net increase (decrease) in contract owners'
       equity resulting from operations .............               399          1,460,486            440,893         17,994,514
                                                        ===============    ===============    ===============    ===============

                                                           ACVPCapAp          ACVPIncGr          ACVPIncGr2        ACVPInflaPro
                                                        ---------------    ---------------    ---------------    ---------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..............................   $             -            550,929                  -             73,199
  Mortality and expense risk charges (note 2) .......        (1,810,320)          (598,297)           (25,409)           (60,588)
                                                        ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ....................        (1,810,320)           (47,368)           (25,409)            12,611
                                                        ---------------    ---------------    ---------------    ---------------

  Proceeds from mutual fund shares sold .............        26,061,522         27,417,091            662,217          1,089,587
  Cost of mutual fund shares sold ...................       (70,601,230)       (33,206,451)          (634,861)        (1,093,357)
                                                        ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .............       (44,539,708)        (5,789,360)            27,356             (3,770)
  Change in unrealized gain (loss)
   on investments ...................................        69,567,337         16,389,347            559,852            132,174
                                                        ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..................        25,027,629         10,599,987            587,208            128,404
                                                        ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..........................                 -                  -                  -              2,720
                                                        ---------------    ---------------    ---------------    ---------------
      Net increase (decrease) in contract owners'
       equity resulting from operations .............   $    23,217,309         10,552,619            561,799            143,735
                                                        ===============    ===============    ===============    ===============

                                                            ACVPInt            ASVPInt2           ACVPInt3          ACVPUltra
                                                        ---------------    ---------------    ---------------    ---------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..............................           675,394                  -            133,905                  -
  Mortality and expense risk charges (note 2) .......        (1,136,339)           (42,308)          (253,769)           (48,005)
                                                        ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ....................          (460,945)           (42,308)          (119,864)           (48,005)
                                                        ---------------    ---------------    ---------------    ---------------

  Proceeds from mutual fund shares sold .............        25,163,043        127,408,628         10,162,601          7,492,992
  Cost of mutual fund shares sold ...................       (30,462,553)      (125,529,141)       (11,720,357)        (7,053,269)
                                                        ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .............        (5,299,510)         1,879,487         (1,557,756)           439,723
  Change in unrealized gain (loss)
   on investments ...................................        22,469,297             80,520          5,934,876            394,262
                                                        ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..................        17,169,787          1,960,007          4,377,120            833,985
                                                        ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..........................                 -                  -                  -                  -
                                                        ---------------    ---------------    ---------------    ---------------
      Net increase (decrease) in contract owners'
       equity resulting from operations .............        16,708,842          1,917,699          4,257,256            785,980
                                                        ===============    ===============    ===============    ===============

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF OPERATIONS, Continued
YEAR ENDED DECEMBER 31, 2003

                                                         ACVPUltra2           ACVPVal            ACVPVal2           AmerGro
                                                       ---------------    ---------------    ---------------    ---------------
INVESTMENT ACTIVITY:
  Reinvested dividends .............................   $             -          1,598,332                  -             68,045
  Mortality and expense risk charges (note 2) ......           (13,095)        (1,978,869)           (40,372)          (233,733)
                                                       ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ...................           (13,095)          (380,537)           (40,372)          (165,688)
                                                       ---------------    ---------------    ---------------    ---------------

  Proceeds from mutual fund shares sold ............             3,141         55,400,878             67,137          1,876,501
  Cost of mutual fund shares sold ..................            (2,745)       (61,092,108)           (56,429)        (2,427,121)
                                                       ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments ............               396         (5,691,230)            10,708           (550,620)
  Change in unrealized gain (loss)
   on investments ..................................           181,580         41,317,833          1,053,828          6,168,902
                                                       ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments .................           181,976         35,626,603          1,064,536          5,618,282
                                                       ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains .........................                 -                  -                  -                  -
                                                       ---------------    ---------------    ---------------    ---------------
      Net increase (decrease) in contract owners'
       equity resulting from operations ............   $       168,881         35,246,066          1,024,164          5,452,594
                                                       ===============    ===============    ===============    ===============

                                                          AmerHiYld          AmerUSGvt           ChScMM            CSGPVen
                                                       ---------------    ---------------    ---------------    ---------------
INVESTMENT ACTIVITY:
  Reinvested dividends .............................           212,995            111,166              1,130                  -
  Mortality and expense risk charges (note 2) ......           (26,258)           (41,446)            (1,789)           (83,532)
                                                       ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ...................           186,737             69,720               (659)           (83,532)
                                                       ---------------    ---------------    ---------------    ---------------

  Proceeds from mutual fund shares sold ............        11,815,897          1,070,372         11,336,724          1,762,821
  Cost of mutual fund shares sold ..................       (11,475,875)        (1,028,766)       (11,336,724)        (2,111,317)
                                                       ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments ............           340,022             41,606                  -           (348,496)
  Change in unrealized gain (loss)
   on investments ..................................           (48,088)           (73,842)                 -          2,784,367
                                                       ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments .................           291,934            (32,236)                 -          2,435,871
                                                       ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains .........................                 -                  -                  -                  -
                                                       ---------------    ---------------    ---------------    ---------------
      Net increase (decrease) in contract owners'
       equity resulting from operations ............           478,671             37,484               (659)         2,352,339
                                                       ===============    ===============    ===============    ===============

                                                          CSIntFoc           CSSmCapGr         DrySmCapIxS         DrySRGro
                                                       ---------------    ---------------    ---------------    ---------------
INVESTMENT ACTIVITY:
  Reinvested dividends .............................   $       234,657                  -             42,872            138,179
  Mortality and expense risk charges (note 2) ......          (692,110)        (1,721,738)          (147,021)        (1,613,543)
                                                       ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ...................          (457,453)        (1,721,738)          (104,149)        (1,475,364)
                                                       ---------------    ---------------    ---------------    ---------------

  Proceeds from mutual fund shares sold ............        13,896,005         37,033,188         47,071,975         24,309,914
  Cost of mutual fund shares sold ..................       (16,217,024)       (53,054,988)       (44,758,516)       (41,068,390)
                                                       ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments ............        (2,321,019)       (16,021,800)         2,313,459        (16,758,476)
  Change in unrealized gain (loss)
   on investments ..................................        16,520,165         66,528,895          1,155,570         44,374,048
                                                       ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments .................        14,199,146         50,507,095          3,469,029         27,615,572
                                                       ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains .........................                 -                  -            136,675                  -
                                                       ---------------    ---------------    ---------------    ---------------
      Net increase (decrease) in contract owners'
       equity resulting from operations ............   $    13,741,693         48,785,357          3,501,555         26,140,208
                                                       ===============    ===============    ===============    ===============

                                                          DryStkIx           DryStkIxS          DryVIFApp         DryVIFAppS
                                                       ---------------    ---------------    ---------------    ---------------
INVESTMENT ACTIVITY:
  Reinvested dividends .............................        10,808,666             76,110            953,760             49,806
  Mortality and expense risk charges (note 2) ......        (9,909,213)           (67,316)          (957,618)           (19,413)
                                                       ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ...................           899,453              8,794             (3,858)            30,393
                                                       ---------------    ---------------    ---------------    ---------------

  Proceeds from mutual fund shares sold ............       218,517,715            137,364         28,430,771            152,598
  Cost of mutual fund shares sold ..................      (319,784,132)          (122,186)       (36,026,611)          (136,239)
                                                       ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments ............      (101,266,417)            15,178         (7,595,840)            16,359
  Change in unrealized gain (loss)
   on investments ..................................       273,408,147          1,424,407         20,107,375            299,290
                                                       ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments .................       172,141,730          1,439,585         12,511,535            315,649
                                                       ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains .........................                 -                  -                  -                  -
                                                       ---------------    ---------------    ---------------    ---------------
      Net increase (decrease) in contract owners'
       equity resulting from operations ............       173,041,183          1,448,379         12,507,677            346,042
                                                       ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF OPERATIONS, Continued
YEAR ENDED DECEMBER 31, 2003

                                                        DryVIFDevLdS        DryVIFGrInc        FedAmLeadS          FedCapApS
                                                       ---------------    ---------------    ---------------    ---------------
INVESTMENT ACTIVITY:
  Reinvested dividends .............................   $             -            372,947                  -                  -
  Mortality and expense risk charges (note 2) ......            (5,826)          (613,422)            (3,109)            (9,124)
                                                       ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ...................            (5,826)          (240,475)            (3,109)            (9,124)
                                                       ---------------    ---------------    ---------------    ---------------

  Proceeds from mutual fund shares sold ............             6,782         10,034,082              1,229             23,784
  Cost of mutual fund shares sold ..................            (5,162)       (15,232,106)            (1,061)           (23,417)
                                                       ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments ............             1,620         (5,198,024)               168                367
  Change in unrealized gain (loss)
   on investments ..................................           118,384         15,452,052             82,355            172,896
                                                       ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments .................           120,004         10,254,028             82,523            173,263
                                                       ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains .........................                 -                  -                  -                  -
                                                       ---------------    ---------------    ---------------    ---------------
      Net increase (decrease) in contract owners'
       equity resulting from operations ............   $       114,178         10,013,553             79,414            164,139
                                                       ===============    ===============    ===============    ===============

                                                          FedQualBd         FedQualBdS          FidVIPEI           FidVIPEI2
                                                       ---------------    ---------------    ---------------    ---------------
INVESTMENT ACTIVITY:
  Reinvested dividends .............................         1,259,531              1,104         20,043,802                  -
  Mortality and expense risk charges (note 2) ......          (496,179)           (71,533)       (14,283,536)           (92,822)
                                                       ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ...................           763,352            (70,429)         5,760,266            (92,822)
                                                       ---------------    ---------------    ---------------    ---------------

  Proceeds from mutual fund shares sold ............        21,938,899            852,871        198,313,970             41,189
  Cost of mutual fund shares sold ..................       (21,094,785)          (860,995)      (236,727,162)           (34,969)
                                                       ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments ............           844,114             (8,124)       (38,413,192)             6,220
  Change in unrealized gain (loss)
   on investments ..................................          (644,866)           221,945        301,584,585          2,486,962
                                                       ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments .................           199,248            213,821        263,171,393          2,493,182
                                                       ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains .........................                 -                  -                  -                  -
                                                       ---------------    ---------------    ---------------    ---------------
      Net increase (decrease) in contract owners'
       equity resulting from operations ............           962,600            143,392        268,931,659          2,400,360
                                                       ===============    ===============    ===============    ===============

                                                          FidVIPGr           FidVIPGr2          FidVIPHI           FidVIPOv
                                                       ---------------    ---------------    ---------------    ---------------
INVESTMENT ACTIVITY:
  Reinvested dividends .............................   $     3,120,923                  -         17,574,802          1,484,048
  Mortality and expense risk charges (note 2) ......       (14,842,682)           (53,752)        (3,577,422)        (2,191,417)
                                                       ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ...................       (11,721,759)           (53,752)        13,997,380           (707,369)
                                                       ---------------    ---------------    ---------------    ---------------

  Proceeds from mutual fund shares sold ............       239,526,883            110,594        202,876,435         39,929,144
  Cost of mutual fund shares sold ..................      (400,643,699)           (95,621)      (184,611,167)       (45,320,613)
                                                       ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments ............      (161,116,816)            14,973         18,265,268         (5,391,469)
  Change in unrealized gain (loss)
   on investments ..................................       473,266,921            935,478         27,266,743         64,005,737
                                                       ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments .................       312,150,105            950,451         45,532,011         58,614,268
                                                       ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains .........................                 -                  -                  -                  -
                                                       ---------------    ---------------    ---------------    ---------------
      Net increase (decrease) in contract owners'
       equity resulting from operations ............   $   300,428,346            896,699         59,529,391         57,906,899
                                                       ===============    ===============    ===============    ===============

                                                          FidVIPOvR          FidVIPOvS2          FidVIPAM          FidVIPCon
                                                       ---------------    ---------------    ---------------    ---------------
INVESTMENT ACTIVITY:
  Reinvested dividends .............................           156,525                  -         16,214,850          3,159,034
  Mortality and expense risk charges (note 2) ......          (316,729)           (48,090)        (5,794,096)        (8,901,641)
                                                       ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ...................          (160,204)           (48,090)        10,420,754         (5,742,607)
                                                       ---------------    ---------------    ---------------    ---------------

  Proceeds from mutual fund shares sold ............         3,361,180        105,455,246         71,042,240        139,404,140
  Cost of mutual fund shares sold ..................        (3,997,835)      (103,548,715)       (83,857,840)      (162,769,397)
                                                       ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments ............          (636,655)         1,906,531        (12,815,600)       (23,365,257)
  Change in unrealized gain (loss)
   on investments ..................................        10,460,655            454,442         68,241,863        186,282,172
                                                       ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments .................         9,824,000          2,360,973         55,426,263        162,916,915
                                                       ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains .........................                 -                  -                  -                  -
                                                       ---------------    ---------------    ---------------    ---------------
      Net increase (decrease) in contract owners'
       equity resulting from operations ............         9,663,796          2,312,883         65,847,017        157,174,308
                                                       ===============    ===============    ===============    ===============

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF OPERATIONS, Continued
YEAR ENDED DECEMBER 31, 2003

                                                         FidVIPCon2         FidVIPIGBdS        FidVIPIGBd2        FidVIPGrOp
                                                       ---------------    ---------------    ---------------    ---------------
INVESTMENT ACTIVITY:
  Reinvested dividends .............................   $             -                  -                  -            361,601
  Mortality and expense risk charges (note 2) ......           (83,600)           (14,418)           (51,762)          (607,583)
                                                       ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ...................           (83,600)           (14,418)           (51,762)          (245,982)
                                                       ---------------    ---------------    ---------------    ---------------

  Proceeds from mutual fund shares sold ............            11,100          1,609,571          1,694,129         14,610,165
  Cost of mutual fund shares sold ..................            (9,551)        (1,606,537)        (1,704,403)       (24,483,247)
                                                       ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments ............             1,549              3,034            (10,274)        (9,873,082)
  Change in unrealized gain (loss)
   on investments ..................................         1,755,894             56,782            164,975         21,132,749
                                                       ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments .................         1,757,443             59,816            154,701         11,259,667
                                                       ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains .........................                 -                  -                  -                  -
                                                       ---------------    ---------------    ---------------    ---------------
      Net increase (decrease) in contract owners'
       equity resulting from operations ............   $     1,673,843             45,398            102,939         11,013,685
                                                       ===============    ===============    ===============    ===============

                                                         FidVIPMCap2         FidVIPValS        FidVIPValS2          FHGrInc
                                                       ---------------    ---------------    ---------------    ---------------
INVESTMENT ACTIVITY:
  Reinvested dividends .............................                 -                  -                  -                  -
  Mortality and expense risk charges (note 2) ......           (58,485)          (157,302)           (25,757)                 -
                                                       ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ...................           (58,485)          (157,302)           (25,757)                 -
                                                       ---------------    ---------------    ---------------    ---------------

  Proceeds from mutual fund shares sold ............        18,757,842         30,469,518            486,878                  -
  Cost of mutual fund shares sold ..................       (18,171,465)       (27,488,843)          (385,885)                 -
                                                       ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments ............           586,377          2,980,675            100,993                  -
  Change in unrealized gain (loss)
   on investments ..................................         1,118,289          1,254,439            397,656                 17
                                                       ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments .................         1,704,666          4,235,114            498,649                 17
                                                       ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains .........................                 -            143,726             32,128                  -
                                                       ---------------    ---------------    ---------------    ---------------
      Net increase (decrease) in contract owners'
       equity resulting from operations ............         1,646,181          4,221,538            505,020                 17
                                                       ===============    ===============    ===============    ===============

                                                         FrVIPRisDiv2      FrVIPSmCapV2        FrVIPForSec2        GVITCVal2
                                                       ---------------    ---------------    ---------------    ---------------
INVESTMENT ACTIVITY:
  Reinvested dividends .............................   $        12,150              1,159              7,106             23,496
  Mortality and expense risk charges (note 2) ......           (68,422)           (23,107)           (35,107)           (20,695)
                                                       ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ...................           (56,272)           (21,948)           (28,001)             2,801
                                                       ---------------    ---------------    ---------------    ---------------

  Proceeds from mutual fund shares sold ............           108,109          2,308,466         39,353,480             54,177
  Cost of mutual fund shares sold ..................           (97,140)        (2,207,344)       (38,538,642)           (46,930)
                                                       ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments ............            10,969            101,122            814,838              7,247
  Change in unrealized gain (loss)
   on investments ..................................         1,221,951            549,281            411,936            492,343
                                                       ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments .................         1,232,920            650,403          1,226,774            499,590
                                                       ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains .........................            39,627                  -                  -                  -
                                                       ---------------    ---------------    ---------------    ---------------
      Net increase (decrease) in contract owners'
       equity resulting from operations ............   $     1,216,275            628,455          1,198,773            502,391
                                                       ===============    ===============    ===============    ===============

                                                         GVITIntVal2        GVITIntVal3       GVITDMidCapl        GVITEmMrkts
                                                       ---------------    ---------------    ---------------    ---------------
INVESTMENT ACTIVITY:
  Reinvested dividends .............................                 -                  -            322,438              8,776
  Mortality and expense risk charges (note 2) ......            (4,706)            (9,831)          (881,015)           (20,502)
                                                       ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ...................            (4,706)            (9,831)          (558,577)           (11,726)
                                                       ---------------    ---------------    ---------------    ---------------

  Proceeds from mutual fund shares sold ............        10,284,771          8,493,225         58,602,222            871,039
  Cost of mutual fund shares sold ..................       (10,087,193)        (8,360,884)       (63,585,621)        (1,075,204)
                                                       ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments ............           197,578            132,341         (4,983,399)          (204,165)
  Change in unrealized gain (loss)
   on investments ..................................            26,077            303,943         23,905,956            934,958
                                                       ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments .................           223,655            436,284         18,922,557            730,793
                                                       ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains .........................                 -                  -                469                  -
                                                       ---------------    ---------------    ---------------    ---------------
      Net increase (decrease) in contract owners'
       equity resulting from operations ............           218,949            426,453         18,364,449            719,067
                                                       ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF OPERATIONS, Continued
YEAR ENDED DECEMBER 31, 2003

                                                         GVITEmMrkts2       GVITEmMrkts3       GVITFHiInc         GVITGlFin2
                                                       ---------------    ---------------    ---------------    ---------------
INVESTMENT ACTIVITY:
  Reinvested dividends .............................   $         3,001             25,745            594,113              2,979
  Mortality and expense risk charges (note 2) ......           (23,507)           (61,139)           (90,172)            (3,156)
                                                       ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ...................           (20,506)           (35,394)           503,941               (177)
                                                       ---------------    ---------------    ---------------    ---------------

  Proceeds from mutual fund shares sold ............        84,465,869          2,665,040         22,799,752            434,549
  Cost of mutual fund shares sold ..................       (83,215,976)        (2,143,600)       (22,356,937)          (423,228)
                                                       ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments ............         1,249,893            521,440            442,815             11,321
  Change in unrealized gain (loss)
   on investments ..................................           190,672          2,006,172            182,135              7,245
                                                       ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments .................         1,440,565          2,527,612            624,950             18,566
                                                       ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains .........................                 -                  -                  -             79,081
                                                       ---------------    ---------------    ---------------    ---------------
      Net increase (decrease) in contract owners'
       equity resulting from operations ............   $     1,420,059          2,492,218          1,128,891             97,470
                                                       ===============    ===============    ===============    ===============

                                                         GVITGlFin3         GVITGlHlth2        GVITGlHlth3        GVITGlTech
                                                       ---------------    ---------------    ---------------    ---------------
INVESTMENT ACTIVITY:
  Reinvested dividends .............................             8,787                  -                  -                  -
  Mortality and expense risk charges (note 2) ......           (19,345)            (7,623)           (64,351)           (16,174)
                                                       ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ...................           (10,558)            (7,623)           (64,351)           (16,174)
                                                       ---------------    ---------------    ---------------    ---------------

  Proceeds from mutual fund shares sold ............         1,431,552            124,602          3,552,313          1,101,518
  Cost of mutual fund shares sold ..................        (1,333,625)          (120,594)        (2,984,584)        (1,454,690)
                                                       ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments ............            97,927              4,008            567,729           (353,172)
  Change in unrealized gain (loss)
   on investments ..................................           160,139           (108,053)           (79,836)           928,597
                                                       ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments .................           258,066           (104,045)           487,893            575,425
                                                       ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains .........................           209,325            230,383            758,395                  -
                                                       ---------------    ---------------    ---------------    ---------------
      Net increase (decrease) in contract owners'
       equity resulting from operations ............           456,833            118,715          1,181,937            559,251
                                                       ===============    ===============    ===============    ===============

                                                         GVITGlTech2        GVITGlTech3         GVITGlUtl2         GVITGlUtl3
                                                       ---------------    ---------------    ---------------    ---------------
INVESTMENT ACTIVITY:
  Reinvested dividends .............................   $             -                  -              2,375              5,519
  Mortality and expense risk charges (note 2) ......            (8,684)           (73,455)            (5,352)           (11,475)
                                                       ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ...................            (8,684)           (73,455)            (2,977)            (5,956)
                                                       ---------------    ---------------    ---------------    ---------------

  Proceeds from mutual fund shares sold ............           624,612          4,612,216            262,724            959,075
  Cost of mutual fund shares sold ..................          (549,493)        (3,927,646)          (239,997)          (918,306)
                                                       ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments ............            75,119            684,570             22,727             40,769
  Change in unrealized gain (loss)
   on investments ..................................            (4,382)         1,022,582            102,289            138,162
                                                       ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments .................            70,737          1,707,152            125,016            178,931
                                                       ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains .........................                 -                  -                  -                  -
                                                       ---------------    ---------------    ---------------    ---------------
      Net increase (decrease) in contract owners'
       equity resulting from operations ............   $        62,053          1,633,697            122,039            172,975
                                                       ===============    ===============    ===============    ===============

                                                          GVITGvtBd          GVITGrowth         GVITIDAgg         GVITIDCon
                                                       ---------------    ---------------    ---------------    ---------------
INVESTMENT ACTIVITY:
  Reinvested dividends .............................        14,179,447             17,743            148,863            539,224
  Mortality and expense risk charges (note 2) ......        (6,141,099)        (1,164,947)          (106,160)          (293,355)
                                                       ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ...................         8,038,348         (1,147,204)            42,703            245,869
                                                       ---------------    ---------------    ---------------    ---------------

  Proceeds from mutual fund shares sold ............       218,700,686         24,409,746          6,815,526         15,170,170
  Cost of mutual fund shares sold ..................      (211,167,500)       (44,415,595)        (6,300,584)       (14,776,495)
                                                       ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments ............         7,533,186        (20,005,849)           514,942            393,675
  Change in unrealized gain (loss)
   on investments ..................................       (13,375,059)        44,652,060          1,660,220            654,325
                                                       ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..................       (5,841,873)        24,646,211          2,175,162          1,048,000
                                                       ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains .........................           655,432                  -            307,531            131,135
                                                       ---------------    ---------------    ---------------    ---------------
      Net increase (decrease) in contract owners'
       equity resulting from operations ............         2,851,907         23,499,007          2,525,396          1,425,004
                                                       ===============    ===============    ===============    ===============

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF OPERATIONS, Continued
YEAR ENDED DECEMBER 31, 2003

                                                          GVITIDMod         GVITIDModAgg       GVITIDModCon       GVITIntGro
                                                       ---------------    ---------------    ---------------    ---------------
INVESTMENT ACTIVITY:
  Reinvested dividends .............................   $       992,840            454,652            496,214                  -
  Mortality and expense risk charges (note 2) ......          (618,930)          (355,580)          (274,467)            (1,633)
                                                       ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ...................           373,910             99,072            221,747             (1,633)
                                                       ---------------    ---------------    ---------------    ---------------

  Proceeds from mutual fund shares sold ............         5,450,605          2,857,059          4,187,058             45,505
  Cost of mutual fund shares sold ..................        (5,532,566)        (3,003,379)        (4,095,500)           (56,731)
                                                       ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments ............           (81,961)          (146,320)            91,558            (11,226)
  Change in unrealized gain (loss)
   on investments ..................................         8,449,438          6,847,987          2,317,791             47,694
                                                       ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments .................         8,367,477          6,701,667          2,409,349             36,468
                                                       ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains .........................            42,229                  -             70,293                  -
                                                       ---------------    ---------------    ---------------    ---------------
      Net increase (decrease) in contract owners'
       equity resulting from operations ............   $     8,783,616          6,800,739          2,701,389             34,835
                                                       ===============    ===============    ===============    ===============

                                                         GVITIntGro3        GVITSMdCpGr        GVITSMdCpGr2       GVITMyMkt
                                                       ---------------    ---------------    ---------------    ---------------
INVESTMENT ACTIVITY:
  Reinvested dividends .............................                 -                  -                  -          4,316,195
  Mortality and expense risk charges (note 2) ......           (17,848)          (205,386)            (7,166)        (9,330,373)
                                                       ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ...................           (17,848)          (205,386)            (7,166)        (5,014,178)
                                                       ---------------    ---------------    ---------------    ---------------

  Proceeds from mutual fund shares sold ............           444,532         25,258,297             96,876      1,361,383,697
  Cost of mutual fund shares sold ..................          (452,250)       (22,585,486)           (93,319)    (1,361,383,697)
                                                       ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments ............            (7,718)         2,672,811              3,557                  -
  Change in unrealized gain (loss)
   on investments ..................................           507,463          2,078,739            117,466                  -
                                                       ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments .................           499,745          4,751,550            121,023                  -
                                                       ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains .........................                 -                  -                  -                  -
                                                       ---------------    ---------------    ---------------    ---------------
      Net increase (decrease) in contract owners'
       equity resulting from operations ............           481,897          4,546,164            113,857         (5,014,178)
                                                       ===============    ===============    ===============    ===============

                                                         GVITNWFund         GVITNWFund2         GVITLead3         GVITSmCapGr
                                                       ---------------    ---------------    ---------------    ---------------
INVESTMENT ACTIVITY:
  Reinvested dividends .............................   $     2,381,952              1,932              2,243                  -
  Mortality and expense risk charges (note 2) ......        (5,705,585)           (12,735)           (13,703)          (199,093)
                                                       ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ...................        (3,323,633)           (10,803)           (11,460)          (199,093)
                                                       ---------------    ---------------    ---------------    ---------------

  Proceeds from mutual fund shares sold ............        74,569,563            123,528            781,552         24,390,159
  Cost of mutual fund shares sold ..................      (151,824,431)          (108,688)          (783,531)       (23,801,172)
                                                       ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments ............       (77,254,868)            14,840             (1,979)           588,987
  Change in unrealized gain (loss)
   on investments ..................................       178,303,231            219,261            212,975          3,338,753
                                                       ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments .................       101,048,363            234,101            210,996          3,927,740
                                                       ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains .........................                 -                  -                  -                  -
                                                       ---------------    ---------------    ---------------    ---------------
      Net increase (decrease) in contract owners'
       equity resulting from operations ............   $    97,724,730            223,298            199,536          3,728,647
                                                       ===============    ===============    ===============    ===============

                                                         GVITSmCapGr2       GVITSmCapVal      GVITSmCapVal2       GVITSmComp
                                                       ---------------    ---------------    ---------------    ---------------
INVESTMENT ACTIVITY:
  Reinvested dividends .............................                 -                602                  -                  -
  Mortality and expense risk charges (note 2) ......           (14,158)        (1,654,761)           (28,005)        (2,655,470)
                                                       ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ...................           (14,158)        (1,654,159)           (28,005)        (2,655,470)
                                                       ---------------    ---------------    ---------------    ---------------

  Proceeds from mutual fund shares sold ............         6,936,050         78,350,013            296,679         79,169,773
  Cost of mutual fund shares sold ..................        (6,780,962)       (91,775,403)          (249,413)       (89,062,354)
                                                       ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments ............           155,088        (13,425,390)            47,266         (9,892,581)
  Change in unrealized gain (loss)
   on investments ..................................            79,342         69,125,831            909,806         77,900,610
                                                       ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments .................           234,430         55,700,441            957,072         68,008,029
                                                       ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains .........................                 -                  -                  -                  -
                                                       ---------------    ---------------    ---------------    ---------------
      Net increase (decrease) in contract owners'
       equity resulting from operations ............           220,272         54,046,282            929,067         65,352,559
                                                       ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF OPERATIONS, Continued
YEAR ENDED DECEMBER 31, 2003

                                                         GVITSmComp2        GVITTGroFoc        GVITTGroFoc3       GVITUSGro2
                                                       ---------------    ---------------    ---------------    ---------------
INVESTMENT ACTIVITY:
  Reinvested dividends .............................   $             -                  -                  -                  -
  Mortality and expense risk charges (note 2) ......           (39,290)           (14,302)           (19,773)           (16,517)
                                                       ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ...................           (39,290)           (14,302)           (19,773)           (16,517)
                                                       ---------------    ---------------    ---------------    ---------------

  Proceeds from mutual fund shares sold ............         7,940,875            284,252          2,003,095            216,508
  Cost of mutual fund shares sold ..................        (7,744,389)          (379,387)        (1,962,160)          (185,664)
                                                       ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments ............           196,486            (95,135)            40,935             30,844
  Change in unrealized gain (loss)
   on investments ..................................           701,092            537,526            482,063             26,541
                                                       ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments .................           897,578            442,391            522,998             57,385
                                                       ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains .........................                 -                  -                  -            262,487
                                                       ---------------    ---------------    ---------------    ---------------
      Net increase (decrease) in contract owners'
       equity resulting from operations ............   $       858,288            428,089            503,225            303,355
                                                       ===============    ===============    ===============    ===============

                                                         GVITUSGro3       GVITVKMultiSec         JanBal            JanCapAp
                                                       ---------------    ---------------    ---------------    ---------------
INVESTMENT ACTIVITY:
  Reinvested dividends .............................                 -          1,399,653             58,290             83,381
  Mortality and expense risk charges (note 2) ......           (82,089)          (349,622)           (28,303)          (474,120)
                                                       ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ...................           (82,089)         1,050,031             29,987           (390,739)
                                                       ---------------    ---------------    ---------------    ---------------

  Proceeds from mutual fund shares sold ............         4,825,181         16,235,571             27,302         28,864,344
  Cost of mutual fund shares sold ..................        (4,371,882)       (15,442,337)           (25,416)       (32,408,216)
                                                       ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments ............           453,299            793,234              1,886         (3,543,872)
  Change in unrealized gain (loss)
   on investments ..................................           938,406            716,522            265,484          9,773,342
                                                       ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments .................         1,391,705          1,509,756            267,370          6,229,470
                                                       ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains .........................           806,103                  -                  -                  -
                                                       ---------------    ---------------    ---------------    ---------------
      Net increase (decrease) in contract owners'
       equity resulting from operations ............         2,115,719          2,559,787            297,357          5,838,731
                                                       ===============    ===============    ===============    ===============

                                                         JanGlTechS2         JanGlTech         JanIntGroS2         JanIntGro
                                                       ---------------    ---------------    ---------------    ---------------
INVESTMENT ACTIVITY:
  Reinvested dividends .............................   $             -                  -             65,021            125,039
  Mortality and expense risk charges (note 2) ......           (60,880)          (116,015)           (87,346)          (182,188)
                                                       ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ...................           (60,880)          (116,015)           (22,325)           (57,149)
                                                       ---------------    ---------------    ---------------    ---------------

  Proceeds from mutual fund shares sold ............         3,236,319          2,740,564          2,162,171         52,281,922
  Cost of mutual fund shares sold ..................        (3,189,813)        (3,968,495)        (2,318,285)       (53,010,048)
                                                       ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments ............            46,506         (1,227,931)          (156,114)          (728,126)
  Change in unrealized gain (loss)
   on investments ..................................         1,629,841          4,494,448          2,255,406          5,146,892
                                                       ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments .................         1,676,347          3,266,517          2,099,292          4,418,766
                                                       ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains .........................                 -                  -                  -                  -
                                                       ---------------    ---------------    ---------------    ---------------
      Net increase (decrease) in contract owners'
       equity resulting from operations ............   $     1,615,467          3,150,502          2,076,967          4,361,617
                                                       ===============    ===============    ===============    ===============

                                                        JanRMgLgCap          MFSInvGrS           MFSValS           NBAMTFasc
                                                       ---------------    ---------------    ---------------    ---------------
INVESTMENT ACTIVITY:
  Reinvested dividends .............................               353                  -                151                  -
  Mortality and expense risk charges (note 2) ......            (1,542)           (20,894)           (17,708)            (6,351)
                                                       ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ...................            (1,189)           (20,894)           (17,557)            (6,351)
                                                       ---------------    ---------------    ---------------    ---------------

  Proceeds from mutual fund shares sold ............             6,516             56,585             98,277          2,025,951
  Cost of mutual fund shares sold ..................            (5,979)           (48,807)           (84,346)        (1,991,067)
                                                       ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments ............               537              7,778             13,931             34,884
  Change in unrealized gain (loss)
   on investments ..................................            32,622            216,659            408,134             82,890
                                                       ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments .................            33,159            224,437            422,065            117,774
                                                       ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains .........................                 -                  -                  -                331
                                                       ---------------    ---------------    ---------------    ---------------
      Net increase (decrease) in contract owners'
       equity resulting from operations ............            31,970            203,543            404,508            111,754
                                                       ===============    ===============    ===============    ===============

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF OPERATIONS, Continued
YEAR ENDED DECEMBER 31, 2003

                                                          NBAMTGro           NBAMTGuard         NBAMTLMat          NBAMTMCGrS
                                                       ---------------    ---------------    ---------------    ---------------
INVESTMENT ACTIVITY:
  Reinvested dividends .............................   $             -            199,841          6,178,700                  -
  Mortality and expense risk charges (note 2) ......        (2,149,187)          (319,651)        (1,900,584)           (21,866)
                                                       ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ...................        (2,149,187)          (119,810)         4,278,116            (21,866)
                                                       ---------------    ---------------    ---------------    ---------------

  Proceeds from mutual fund shares sold ............        64,615,320         13,444,375         57,571,389          9,331,403
  Cost of mutual fund shares sold ..................       (99,618,374)       (16,458,246)       (55,770,099)        (9,182,939)
                                                       ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments ............       (35,003,054)        (3,013,871)         1,801,290            148,464
  Change in unrealized gain (loss)
   on investments ..................................        78,034,859          9,387,713         (4,574,167)           272,144
                                                       ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments .................        43,031,805          6,373,842         (2,772,877)           420,608
                                                       ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains .........................                 -                  -                  -                  -
                                                       ---------------    ---------------    ---------------    ---------------
      Net increase (decrease) in contract owners'
       equity resulting from operations ............   $    40,882,618          6,254,032          1,505,239            398,742
                                                       ===============    ===============    ===============    ===============

                                                          NBAMTPart         NBAMSocRes          OppAggGro           OppBdFd
                                                       ---------------    ---------------    ---------------    ---------------
INVESTMENT ACTIVITY:
  Reinvested dividends .............................                 -                  -                  -         13,549,448
  Mortality and expense risk charges (note 2) ......        (2,675,175)            (2,685)          (287,824)        (3,097,912)
                                                       ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ...................        (2,675,175)            (2,685)          (287,824)        10,451,536
                                                       ---------------    ---------------    ---------------    ---------------

  Proceeds from mutual fund shares sold ............        60,833,942             49,480         44,793,021         72,875,301
  Cost of mutual fund shares sold ..................       (72,621,609)           (46,944)       (42,639,615)       (72,608,251)
                                                       ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments ............       (11,787,667)             2,536          2,153,406            267,050
  Change in unrealized gain (loss)
   on investments ..................................        71,257,274             66,895          2,264,657          1,021,140
                                                       ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments .................        59,469,607             69,431          4,418,063          1,288,190
                                                       ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains .........................                 -                  -                  -                  -
                                                       ---------------    ---------------    ---------------    ---------------
      Net increase (decrease) in contract owners'
       equity resulting from operations ............        56,794,432             66,746          4,130,239         11,739,726
                                                       ===============    ===============    ===============    ===============

                                                          OppCapAp           OppCapApS          OppGlSec3          OppGlSec
                                                       ---------------    ---------------    ---------------    ---------------
INVESTMENT ACTIVITY:
  Reinvested dividends .............................   $       591,496                  -                  -          2,932,234
  Mortality and expense risk charges (note 2) ......        (1,941,403)           (49,847)          (218,628)        (4,750,764)
                                                       ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ...................        (1,349,907)           (49,847)          (218,628)        (1,818,530)
                                                       ---------------    ---------------    ---------------    ---------------

  Proceeds from mutual fund shares sold ............        81,523,513            130,634          6,755,719        154,925,543
  Cost of mutual fund shares sold ..................      (105,633,821)          (118,421)        (6,244,854)      (194,275,419)
                                                       ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments ............       (24,110,308)            12,213            510,865        (39,349,876)
  Change in unrealized gain (loss)
   on investments ..................................        62,298,817            991,271          7,197,342        163,644,637
                                                       ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments .................        38,188,509          1,003,484          7,708,207        124,294,761
                                                       ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains .........................                 -                  -                  -                  -
                                                       ---------------    ---------------    ---------------    ---------------
      Net increase (decrease) in contract owners'
       equity resulting from operations ............   $    36,838,602            953,637          7,489,579        122,476,231
                                                       ===============    ===============    ===============    ===============

                                                         OppGlSecS          OppHighIncS         OppMSFund         OppMSFundS
                                                       ---------------    ---------------    ---------------    ---------------
INVESTMENT ACTIVITY:
  Reinvested dividends .............................                 -                  -            234,474                  -
  Mortality and expense risk charges (note 2) ......           (60,491)           (81,578)          (364,907)           (35,811)
                                                       ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ...................           (60,491)           (81,578)          (130,433)           (35,811)
                                                       ---------------    ---------------    ---------------    ---------------

  Proceeds from mutual fund shares sold ............        24,200,978         22,518,978         18,954,980             67,838
  Cost of mutual fund shares sold ..................       (23,358,462)       (21,767,356)       (20,959,893)           (59,221)
                                                       ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments ............           842,516            751,622         (2,004,913)             8,617
  Change in unrealized gain (loss)
   on investments ..................................         1,297,032            321,597          8,287,267            743,621
                                                       ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments .................         2,139,548          1,073,219          6,282,354            752,238
                                                       ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains .........................                 -                  -                  -                  -
                                                       ---------------    ---------------    ---------------    ---------------
      Net increase (decrease) in contract owners'
       equity resulting from operations ............         2,079,057            991,641          6,151,921            716,427
                                                       ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF OPERATIONS, Continued
YEAR ENDED DECEMBER 31, 2003

                                                         OppMSSmCapS        OppMultStr         PVTDiscGro          PVTGroInc
                                                       ---------------    ---------------    ---------------    ---------------
INVESTMENT ACTIVITY:
  Reinvested dividends .............................   $             -          5,054,109                  -                  -
  Mortality and expense risk charges (note 2) ......           (15,922)        (2,317,248)            (4,461)            (5,763)
                                                       ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ...................           (15,922)         2,736,861             (4,461)            (5,763)
                                                       ---------------    ---------------    ---------------    ---------------

  Proceeds from mutual fund shares sold ............         2,075,583         27,292,839            271,467            717,787
  Cost of mutual fund shares sold ..................        (1,992,849)       (33,815,825)          (255,854)          (699,852)
                                                       ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments ............            82,734         (6,522,986)            15,613             17,935
  Change in unrealized gain (loss)
   on investments ..................................           338,944         39,854,864             45,166            129,886
                                                       ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments .................           421,678         33,331,878             60,779            147,821
                                                       ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains .........................                 -                  -                  -                  -
                                                       ---------------    ---------------    ---------------    ---------------
      Net increase (decrease) in contract owners'
       equity resulting from operations ............   $       405,756         36,068,739             56,318            142,058
                                                       ===============    ===============    ===============    ===============

                                                          PVTIntEq          SRSTSmCapV           StOpp2             StDisc2
                                                       ---------------    ---------------    ---------------    ---------------
INVESTMENT ACTIVITY:
  Reinvested dividends .............................                 -                 89            298,449                  -
  Mortality and expense risk charges (note 2) ......            (9,237)               (13)        (5,571,660)        (1,011,212)
                                                       ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ...................            (9,237)                76         (5,273,211)        (1,011,212)
                                                       ---------------    ---------------    ---------------    ---------------

  Proceeds from mutual fund shares sold ............        15,922,211                  4        124,924,585         21,845,999
  Cost of mutual fund shares sold ..................       (15,634,657)                (4)      (160,702,415)       (21,736,264)
                                                       ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments ............           287,554                  -        (35,777,830)           109,735
  Change in unrealized gain (loss)
   on investments ..................................            74,834                 40        166,589,913         24,697,203
                                                       ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments .................           362,388                 40        130,812,083         24,806,938
                                                       ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains .........................                 -                  -                  -                  -
                                                       ---------------    ---------------    ---------------    ---------------
      Net increase (decrease) in contract owners'
       equity resulting from operations ............           353,151                116        125,538,872         23,795,726
                                                       ===============    ===============    ===============    ===============

                                                          StIntStk2          VEWrldBd           VEWrldEMkt         VEWrldHAs
                                                       ---------------    ---------------    ---------------    ---------------
INVESTMENT ACTIVITY:
  Reinvested dividends .............................   $       186,801          1,158,212             44,870            182,556
  Mortality and expense risk charges (note 2) ......           (26,415)          (796,432)          (513,679)          (502,742)
                                                       ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ...................           160,386            361,780           (468,809)          (320,186)
                                                       ---------------    ---------------    ---------------    ---------------

  Proceeds from mutual fund shares sold ............        19,755,040         53,211,306         65,130,102         41,912,854
  Cost of mutual fund shares sold ..................       (20,323,442)       (45,843,065)       (57,120,504)       (40,951,297)
                                                       ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments ............          (568,402)         7,368,241          8,009,598            961,557
  Change in unrealized gain (loss)
   on investments ..................................          (133,895)           900,683          9,202,940         13,679,328
                                                       ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments .................          (702,297)         8,268,924         17,212,538         14,640,885
                                                       ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains .........................                 -                  -                  -                  -
                                                       ---------------    ---------------    ---------------    ---------------
      Net increase (decrease) in contract owners'
       equity resulting from operations ............   $      (541,911)         8,630,704         16,743,729         14,320,699
                                                       ===============    ===============    ===============    ===============

                                                         VKCorPlus2           VKEmMkt            VKEmMkt2         VKUSRealEst
                                                       ---------------    ---------------    ---------------    ---------------
INVESTMENT ACTIVITY:
  Reinvested dividends .............................                73                  -                  -                  -
  Mortality and expense risk charges (note 2) ......            (5,194)          (296,197)            (9,382)        (1,783,406)
                                                       ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ...................            (5,121)          (296,197)            (9,382)        (1,783,406)
                                                       ---------------    ---------------    ---------------    ---------------

  Proceeds from mutual fund shares sold ............             9,934         21,873,301            188,573         32,108,838
  Cost of mutual fund shares sold ..................           (10,010)       (19,565,139)          (178,183)       (30,614,223)
                                                       ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments ............               (76)         2,308,162             10,390          1,494,615
  Change in unrealized gain (loss)
   on investments ..................................            17,732          2,913,674            126,170         40,337,880
                                                       ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments .................            17,656          5,221,836            136,560         41,832,495
                                                       ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains .........................               924                  -                  -                  -
                                                       ---------------    ---------------    ---------------    ---------------
      Net increase (decrease) in contract owners'
       equity resulting from operations ............            13,459          4,925,639            127,178         40,049,089
                                                       ===============    ===============    ===============    ===============

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF OPERATIONS, Continued
YEAR ENDED DECEMBER 31, 2003

                                                        VKUSRealEst2         VicDivrStk
                                                       ---------------    ---------------
INVESTMENT ACTIVITY:
  Reinvested dividends .............................   $             -                 29
  Mortality and expense risk charges (note 2) ......           (39,655)               (22)
                                                       ---------------    ---------------
    Net investment income (loss) ...................           (39,655)                 7
                                                       ---------------    ---------------

  Proceeds from mutual fund shares sold ............           405,438                 22
  Cost of mutual fund shares sold ..................          (327,867)               (20)
                                                       ---------------    ---------------
    Realized gain (loss) on investments ............            77,571                  2
  Change in unrealized gain (loss)
   on investments ..................................           742,473                821
                                                       ---------------    ---------------
    Net gain (loss) on investments .................           820,044                823
                                                       ---------------    ---------------
  Reinvested capital gains .........................                 -                  -
                                                       ---------------    ---------------
      Net increase (decrease) in contract owners'
       equity resulting from operations ............   $       780,389                830
                                                       ===============    ===============

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                      Total                                AIMBValue2
                                                       -----------------------------------    -----------------------------------
                                                             2003               2002                2003               2002
                                                       ----------------   ----------------    ----------------   ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) .....................   $      1,145,159         25,734,572             (34,841)                 -
  Realized gain (loss) on investments ..............       (683,847,572)    (1,544,002,777)             23,045                  -
  Change in unrealized gain (loss) on investments ..      2,937,696,419     (1,070,265,049)            813,316                  -
  Reinvested capital gains .........................          3,911,813         69,801,614                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ..............      2,258,905,819     (2,518,731,640)            801,520                  -
                                                       ----------------   ----------------    ----------------   ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners
   (note 3) ........................................      1,225,693,306        483,220,425           8,599,452                  -
  Transfers between funds ..........................                  -                  -             651,528                  -
  Redemptions (note 3) .............................     (2,059,083,438)    (2,593,912,486)            (62,080)                 -
  Annuity benefits .................................         (2,460,799)        (3,058,431)                  -                  -
  Annual contract maintenance charges (note 2) .....         (5,978,458)        (6,852,552)                (16)                 -
  Contingent deferred sales charges (note 2) .......        (11,068,102)       (17,925,114)               (219)                 -
  Adjustments to maintain reserves .................           (639,590)          (492,661)                (77)                 -
                                                       ----------------   ----------------    ----------------   ----------------
      Net equity transactions ......................       (853,537,081)    (2,139,020,819)          9,188,588                  -
                                                       ----------------   ----------------    ----------------   ----------------
Net change in contract owners' equity ..............      1,405,368,738     (4,657,752,459)          9,990,108                  -
Contract owners' equity beginning of period ........      9,986,015,760     14,643,768,219                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
Contract owners' equity end of period ..............   $ 11,391,384,498      9,986,015,760           9,990,108                  -
                                                       ================   ================    ================   ================

CHANGES IN UNITS:
  Beginning units ..................................        572,168,965        688,171,186                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
  Units purchased ..................................        531,445,699         73,657,344             749,513                  -
  Units redeemed ...................................       (545,312,002)      (189,659,565)            (23,783)                 -
                                                       ----------------   ----------------    ----------------   ----------------
  Ending units .....................................        558,302,662        572,168,965             725,730                  -
                                                       ================   ================    ================   ================

                                                                    AIMCapAp2                              AIMCapDev2
                                                       -----------------------------------    -----------------------------------
                                                             2003               2002                2003               2002
                                                       ----------------   ----------------    ----------------   ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) .....................            (11,910)                 -              (7,603)                 -
  Realized gain (loss) on investments ..............             34,912                  -               1,527                  -
  Change in unrealized gain (loss) on investments ..            191,406                  -             170,284                  -
  Reinvested capital gains .........................                  -                  -                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ..............            214,408                  -             164,208                  -
                                                       ----------------   ----------------    ----------------   ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners
   (note 3) ........................................          2,520,568                  -           2,014,870                  -
  Transfers between funds ..........................             54,490                  -              26,675                  -
  Redemptions (note 3) .............................            (40,561)                 -             (26,084)                 -
  Annuity benefits .................................                  -                  -                   -                  -
  Annual contract maintenance charges (note 2) .....                  -                  -                  (1)                 -
  Contingent deferred sales charges (note 2) .......                (13)                 -                   -                  -
  Adjustments to maintain reserves .................              1,087                  -                 740                  -
                                                       ----------------   ----------------    ----------------   ----------------
      Net equity transactions ......................          2,535,571                  -           2,016,200                  -
                                                       ----------------   ----------------    ----------------   ----------------
Net change in contract owners' equity ..............          2,749,979                  -           2,180,408                  -
Contract owners' equity beginning of period ........                  -                  -                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
Contract owners' equity end of period ..............          2,749,979                  -           2,180,408                  -
                                                       ================   ================    ================   ================

CHANGES IN UNITS:
  Beginning units ..................................                  -                  -                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
  Units purchased ..................................            658,801                  -             165,975                  -
  Units redeemed ...................................           (450,318)                 -              (9,193)                 -
                                                       ----------------   ----------------    ----------------   ----------------
  Ending units .....................................            208,483                  -             156,782                  -
                                                       ================   ================    ================   ================

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                   AlgMidCapGr                             AlGrIncB
                                                       -----------------------------------    -----------------------------------
                                                             2003               2002                2003               2002
                                                       ----------------   ----------------    ----------------   ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) .....................   $             (4)                 -             (63,686)                 -
  Realized gain (loss) on investments ..............                  -                  -             509,272                  -
  Change in unrealized gain (loss) on investments ..                403                  -           1,014,900                  -
  Reinvested capital gains .........................                  -                  -                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ..............                399                  -           1,460,486                  -
                                                       ----------------   ----------------    ----------------   ----------------
EQUITY TRANSACTIONS:
  Purchase payments received from contract owners
   (note 3) ........................................                  -                  -          16,400,499                  -
  Transfers between funds ..........................             23,343                  -          (3,463,845)                 -
  Redemptions (note 3) .............................                  -                  -            (182,453)                 -
  Annuity benefits .................................                  -                  -                   -                  -
  Annual contract maintenance charges (note 2) .....                  -                  -                  (3)                 -
  Contingent deferred sales charges (note 2) .......                  -                  -              (2,385)                 -
  Adjustments to maintain reserves .................                  4                  -               3,559                  -
                                                       ----------------   ----------------    ----------------   ----------------
      Net equity transactions ......................             23,347                  -          12,755,372                  -
                                                       ----------------   ----------------    ----------------   ----------------
Net change in contract owners' equity ..............             23,746                  -          14,215,858                  -
Contract owners' equity beginning of period ........                  -                  -                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
Contract owners' equity end of period ..............   $         23,746                  -          14,215,858                  -
                                                       ================   ================    ================   ================
CHANGES IN UNITS:
  Beginning units ..................................                  -                  -                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
  Units purchased ..................................              2,204                  -           1,455,917                  -
  Units redeemed ...................................                  -                  -            (400,434)                 -
                                                       ----------------   ----------------    ----------------   ----------------
  Ending units .....................................              2,204                  -           1,055,483                  -
                                                       ================   ================    ================   ================

                                                                   AlSmCapValB                             ACVPBal
                                                       -----------------------------------    -----------------------------------
                                                             2003               2002                2003               2002
                                                       ----------------   ----------------    ----------------   ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) .....................            (14,852)                 -           1,361,476          1,865,046
  Realized gain (loss) on investments ..............             21,787                  -          (5,263,943)        (8,775,760)
  Change in unrealized gain (loss) on investments ..            431,139                  -          21,896,981         (7,881,850)
  Reinvested capital gains .........................              2,819                  -                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ..............            440,893                  -          17,994,514        (14,792,564)
                                                       ----------------   ----------------    ----------------   ----------------
EQUITY TRANSACTIONS:
  Purchase payments received from contract owners
   (note 3) ........................................          3,596,318                  -           4,510,391          4,062,976
  Transfers between funds ..........................            132,802                  -           8,719,564         (1,051,393)
  Redemptions (note 3) .............................            (41,417)                 -         (19,226,335)       (22,609,671)
  Annuity benefits .................................                  -                  -             (27,043)           (41,303)
  Annual contract maintenance charges (note 2) .....                 (1)                 -             (61,042)           (64,579)
  Contingent deferred sales charges (note 2) .......               (274)                 -            (110,064)          (162,032)
  Adjustments to maintain reserves .................              1,838                  -             (10,529)           (31,266)
                                                       ----------------   ----------------    ----------------   ----------------
      Net equity transactions ......................          3,689,266                  -          (6,205,058)       (19,897,268)
                                                       ----------------   ----------------    ----------------   ----------------

Net change in contract owners' equity ..............          4,130,159                  -          11,789,456        (34,689,832)
Contract owners' equity beginning of period ........                  -                  -         106,568,212        141,258,044
                                                       ----------------   ----------------    ----------------   ----------------
Contract owners' equity end of period ..............          4,130,159                  -         118,357,668        106,568,212
                                                       ================   ================    ================   ================

CHANGES IN UNITS:
  Beginning units ..................................                  -                  -           6,701,595          7,936,316
                                                       ----------------   ----------------    ----------------   ----------------
  Units purchased ..................................            302,988                  -           1,401,160            255,977
  Units redeemed ...................................            (20,010)                 -          (1,793,149)        (1,490,698)
                                                       ----------------   ----------------    ----------------   ----------------
  Ending units .....................................            282,978                  -           6,309,606          6,701,595
                                                       ================   ================    ================   ================

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                    ACVPCapAp                             ACVPIncGr
                                                       -----------------------------------    -----------------------------------
                                                             2003               2002                2003               2002
                                                       ----------------   ----------------    ----------------   ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) .....................   $     (1,810,320)        (2,446,017)            (47,368)          (104,334)
  Realized gain (loss) on investments ..............        (44,539,708)       (76,382,392)         (5,789,360)       (12,580,484)
  Change in unrealized gain (loss) on investments ..         69,567,337         32,052,620          16,389,347            (54,584)
  Reinvested capital gains .........................                  -                  -                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ..............         23,217,309        (46,775,789)         10,552,619        (12,739,402)
                                                       ----------------   ----------------    ----------------   ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners
   (note 3) ........................................          4,567,839          6,326,191           2,880,031          2,920,674
  Transfers between funds ..........................         (5,906,316)       (17,312,710)         12,107,200         (3,443,636)
  Redemptions (note 3) .............................        (20,772,557)       (32,939,194)         (8,099,036)        (9,793,757)
  Annuity benefits .................................            (33,207)           (41,698)             (5,418)            (4,064)
  Annual contract maintenance charges (note 2) .....           (122,986)          (150,451)            (26,624)           (28,998)
  Contingent deferred sales charges (note 2) .......           (125,947)          (211,027)            (63,220)           (79,257)
  Adjustments to maintain reserves .................              9,856            (39,281)               (546)              (529)
                                                       ----------------   ----------------    ----------------   ----------------
      Net equity transactions ......................        (22,383,318)       (44,368,170)          6,792,387        (10,429,567)
                                                       ----------------   ----------------    ----------------   ----------------
Net change in contract owners' equity ..............            833,991        (91,143,959)         17,345,006        (23,168,969)
Contract owners' equity beginning of period ........        140,984,137        232,128,096          40,968,656         64,137,625
                                                       ----------------   ----------------    ----------------   ----------------
Contract owners' equity end of period ..............   $    141,818,128        140,984,137          58,313,662         40,968,656
                                                       ================   ================    ================   ================

CHANGES IN UNITS:
  Beginning units ..................................          8,313,614         10,868,054           5,125,581          6,383,548
                                                       ----------------   ----------------    ----------------   ----------------
  Units purchased ..................................            712,702            367,891           5,091,700            356,132
  Units redeemed ...................................         (2,109,329)        (2,922,331)         (4,503,251)        (1,614,099)
                                                       ----------------   ----------------    ----------------   ----------------
  Ending units .....................................          6,916,987          8,313,614           5,714,030          5,125,581
                                                       ================   ================    ================   ================

                                                                   ACVPIncGr2                           ACVPInflaPro
                                                       -----------------------------------    -----------------------------------
                                                             2003               2002                2003               2002
                                                       ----------------   ----------------    ----------------   ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) .....................            (25,409)                 -              12,611                  -
  Realized gain (loss) on investments ..............             27,356                  -              (3,770)                 -
  Change in unrealized gain (loss) on investments ..            559,852                  -             132,174                  -
  Reinvested capital gains .........................                  -                  -               2,720                  -
                                                       ----------------   ----------------    ----------------   ----------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ..............            561,799                  -             143,735                  -
                                                       ----------------   ----------------    ----------------   ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners
   (note 3) ........................................          5,495,254                  -           9,213,906                  -
  Transfers between funds ..........................            896,167                  -           4,622,069                  -
  Redemptions (note 3) .............................           (137,741)                 -            (424,726)                 -
  Annuity benefits .................................                  -                  -                   -                  -
  Annual contract maintenance charges (note 2) .....                 (3)                 -                (468)                 -
  Contingent deferred sales charges (note 2) .......               (215)                 -                (440)                 -
  Adjustments to maintain reserves .................                (11)                 -                 921                  -
                                                       ----------------   ----------------    ----------------   ----------------
      Net equity transactions ......................          6,253,451                  -          13,411,262                  -
                                                       ----------------   ----------------    ----------------   ----------------
Net change in contract owners' equity ..............          6,815,250                  -          13,554,997                  -
Contract owners' equity beginning of period ........                  -                  -                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
Contract owners' equity end of period ..............          6,815,250                  -          13,554,997                  -
                                                       ================   ================    ================   ================
CHANGES IN UNITS:
  Beginning units ..................................                  -                  -                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
  Units purchased ..................................            575,001                  -           1,653,302                  -
  Units redeemed ...................................            (61,531)                 -            (350,046)                 -
                                                       ----------------   ----------------    ----------------   ----------------
  Ending units .....................................            513,470                  -           1,303,256                  -
                                                       ================   ================    ================   ================

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                     ACVPInt                               ASVPInt2
                                                       -----------------------------------    -----------------------------------
                                                             2003               2002                2003               2002
                                                       ----------------   ----------------    ----------------   ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) .....................   $       (460,945)          (620,488)            (42,308)                 -
  Realized gain (loss) on investments ..............         (5,299,510)       (43,951,657)          1,879,487                  -
  Change in unrealized gain (loss) on investments ..         22,469,297         12,417,192              80,520                  -
  Reinvested capital gains .........................                  -                  -                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ..............         16,708,842        (32,154,953)          1,917,699                  -
                                                       ----------------   ----------------    ----------------   ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners
   (note 3) ........................................              9,897          2,495,557           2,389,495                  -
  Transfers between funds ..........................         (9,348,431)       (32,867,998)           (196,910)                 -
  Redemptions (note 3) .............................        (14,207,152)       (27,011,032)         (1,018,281)                 -
  Annuity benefits .................................            (50,997)           (67,171)                  -                  -
  Annual contract maintenance charges (note 2) .....            (47,429)           (68,086)                  -                  -
  Contingent deferred sales charges (note 2) .......            (90,365)          (205,744)               (544)                 -
  Adjustments to maintain reserves .................           (286,628)          (249,944)                (28)                 -
                                                       ----------------   ----------------    ----------------   ----------------
      Net equity transactions ......................        (24,021,105)       (57,974,418)          1,173,732                  -
                                                       ----------------   ----------------    ----------------   ----------------
Net change in contract owners' equity ..............         (7,312,263)       (90,129,371)          3,091,431                  -
Contract owners' equity beginning of period ........         93,959,791        184,089,162                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
Contract owners' equity end of period ..............   $     86,647,528         93,959,791           3,091,431                  -
                                                       ================   ================    ================   ================

CHANGES IN UNITS:
  Beginning units ..................................          7,997,923         12,314,247                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
  Units purchased ..................................              2,388            187,714          11,361,060                  -
  Units redeemed ...................................         (1,992,091)        (4,504,038)        (11,122,173)                 -
                                                       ----------------   ----------------    ----------------   ----------------
  Ending units .....................................          6,008,220          7,997,923             238,887                  -
                                                       ================   ================    ================   ================

                                                                     ACVPInt3                             ACVPUltra
                                                       -----------------------------------    -----------------------------------
                                                             2003               2002                2003               2002
                                                       ----------------   ----------------    ----------------   ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) .....................           (119,864)          (101,635)            (48,005)            (5,353)
  Realized gain (loss) on investments ..............         (1,557,756)          (469,749)            439,723           (116,489)
  Change in unrealized gain (loss) on investments ..          5,934,876         (1,766,743)            394,262            (43,681)
  Reinvested capital gains .........................                  -                  -                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ..............          4,257,256         (2,338,127)            785,980           (165,523)
                                                       ----------------   ----------------    ----------------   ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners
   (note 3) ........................................          4,457,402          3,621,239             331,587             32,338
  Transfers between funds ..........................          3,286,987         15,378,488           4,197,145          1,496,835
  Redemptions (note 3) .............................         (3,411,449)        (1,622,472)           (611,900)          (210,861)
  Annuity benefits .................................               (268)                 -                   -                  -
  Annual contract maintenance charges (note 2) .....             (9,058)            (3,117)             (1,050)              (395)
  Contingent deferred sales charges (note 2) .......            (23,527)           (13,452)             (2,389)            (1,002)
  Adjustments to maintain reserves .................            244,074            208,889                   -                (27)
                                                       ----------------   ----------------    ----------------   ----------------
      Net equity transactions ......................          4,544,161         17,569,575           3,913,393          1,316,888
                                                       ----------------   ----------------    ----------------   ----------------
Net change in contract owners' equity ..............          8,801,417         15,231,448           4,699,373          1,151,365
Contract owners' equity beginning of period ........         15,231,448                  -           1,151,365                  -
                                                       ----------------   ----------------    ----------------   ----------------
Contract owners' equity end of period ..............         24,032,865         15,231,448           5,850,738          1,151,365
                                                       ================   ================    ================   ================

CHANGES IN UNITS:
  Beginning units ..................................          1,893,970                  -             144,545                  -
                                                       ----------------   ----------------    ----------------   ----------------
  Units purchased ..................................          2,494,822          2,042,980           1,551,197            162,061
  Units redeemed ...................................         (1,956,830)          (149,010)         (1,099,673)           (17,516)
                                                       ----------------   ----------------    ----------------   ----------------
  Ending units .....................................          2,431,962          1,893,970             596,069            144,545
                                                       ================   ================    ================   ================

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                    ACVPUltra2                             ACVPVal
                                                       -----------------------------------    -----------------------------------
                                                             2003               2002                2003               2002
                                                       ----------------   ----------------    ----------------   ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) .....................   $        (13,095)                 -            (380,537)          (739,448)
  Realized gain (loss) on investments ..............                396                  -          (5,691,230)        (6,505,705)
  Change in unrealized gain (loss) on investments ..            181,580                  -          41,317,833        (35,804,889)
  Reinvested capital gains .........................                  -                  -                   -         11,477,528
                                                       ----------------   ----------------    ----------------   ----------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ..............            168,881                  -          35,246,066        (31,572,514)
                                                       ----------------   ----------------    ----------------   ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners
   (note 3) ........................................          2,556,760                  -           8,033,986          8,823,877
  Transfers between funds ..........................            470,963                  -            (965,154)         3,430,312
  Redemptions (note 3) .............................            (20,398)                 -         (28,566,165)       (39,726,096)
  Annuity benefits .................................                  -                  -             (54,476)           (54,407)
  Annual contract maintenance charges (note 2) .....                 (2)                 -             (68,975)           (75,304)
  Contingent deferred sales charges (note 2) .......                 (7)                 -            (175,495)          (273,480)
  Adjustments to maintain reserves .................                (24)                 -             (10,118)            (5,257)
                                                       ----------------   ----------------    ----------------   ----------------
      Net equity transactions ......................          3,007,292                  -         (21,806,397)       (27,880,355)
                                                       ----------------   ----------------    ----------------   ----------------
Net change in contract owners' equity ..............          3,176,173                  -          13,439,669        (59,452,869)
Contract owners' equity beginning of period ........                  -                  -         151,466,928        210,919,797
                                                       ----------------   ----------------    ----------------   ----------------
Contract owners' equity end of period ..............   $      3,176,173                  -         164,906,597        151,466,928
                                                       ================   ================    ================   ================

CHANGES IN UNITS:
  Beginning units ..................................                  -                  -          10,608,306         12,737,342
                                                       ----------------   ----------------    ----------------   ----------------
  Units purchased ..................................            257,215                  -           5,187,946            949,683
  Units redeemed ...................................             (5,251)                 -          (6,726,184)        (3,078,719)
                                                       ----------------   ----------------    ----------------   ----------------
  Ending units .....................................            251,964                  -           9,070,068         10,608,306
                                                       ================   ================    ================   ================

                                                                     ACVPVal2                              AmerGro
                                                       -----------------------------------    -----------------------------------
                                                             2003               2002                2003               2002
                                                       ----------------   ----------------    ----------------   ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) .....................            (40,372)                 -            (165,688)          (225,125)
  Realized gain (loss) on investments ..............             10,708                  -            (550,620)          (907,680)
  Change in unrealized gain (loss) on investments ..          1,053,828                  -           6,168,902         (5,001,220)
  Reinvested capital gains .........................                  -                  -                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ..............          1,024,164                  -           5,452,594         (6,134,025)
                                                       ----------------   ----------------    ----------------   ----------------
EQUITY TRANSACTIONS:
  Purchase payments received from contract owners
   (note 3) ........................................         10,088,038                  -             251,768            271,515
  Transfers between funds ..........................            983,084                  -            (119,978)        (1,000,210)
  Redemptions (note 3) .............................           (259,515)                 -          (1,524,664)        (2,901,591)
  Annuity benefits .................................                  -                  -             (10,705)           (11,746)
  Annual contract maintenance charges (note 2) .....                 (4)                 -              (8,690)            (9,744)
  Contingent deferred sales charges (note 2) .......               (815)                 -              (2,599)           (11,092)
  Adjustments to maintain reserves .................                890                  -                 218             16,342
                                                       ----------------   ----------------    ----------------   ----------------
      Net equity transactions ......................         10,811,678                  -          (1,414,650)        (3,646,526)
                                                       ----------------   ----------------    ----------------   ----------------
Net change in contract owners' equity ..............         11,835,842                  -           4,037,944         (9,780,551)
Contract owners' equity beginning of period ........                  -                  -          16,224,490         26,005,041
                                                       ----------------   ----------------    ----------------   ----------------
Contract owners' equity end of period ..............         11,835,842                  -          20,262,434         16,224,490
                                                       ================   ================    ================   ================
CHANGES IN UNITS:
  Beginning units ..................................                  -                  -             395,501            473,727
                                                       ----------------   ----------------    ----------------   ----------------
  Units purchased ..................................            929,149                  -              10,871              5,851
  Units redeemed ...................................            (54,077)                 -             (41,307)           (84,077)
                                                       ----------------   ----------------    ----------------   ----------------
  Ending units .....................................            875,072                  -             365,065            395,501
                                                       ================   ================    ================   ================

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                    AmerHiYld                             AmerUSGvt
                                                       -----------------------------------    -----------------------------------
                                                             2003               2002                2003               2002
                                                       ----------------   ----------------    ----------------   ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) .....................   $        186,737            113,622              69,720            100,576
  Realized gain (loss) on investments ..............            340,022           (334,747)             41,606            240,993
  Change in unrealized gain (loss) on investments ..            (48,088)           171,283             (73,842)           (98,831)
  Reinvested capital gains .........................                  -                  -                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ..............            478,671            (49,842)             37,484            242,738
                                                       ----------------   ----------------    ----------------   ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners
   (note 3) ........................................             54,870             37,101              41,380             31,735
  Transfers between funds ..........................            937,484             44,786            (154,831)           457,145
  Redemptions (note 3) .............................           (133,231)          (231,202)           (274,258)          (379,935)
  Annuity benefits .................................             (6,707)            (5,854)             (5,491)            (5,349)
  Annual contract maintenance charges (note 2) .....             (1,180)            (1,018)             (2,082)            (2,290)
  Contingent deferred sales charges (note 2) .......               (791)              (748)               (893)              (173)
  Adjustments to maintain reserves .................                624                237                  93                 61
                                                       ----------------   ----------------    ----------------   ----------------
      Net equity transactions ......................            851,069           (156,698)           (396,082)           101,194
                                                       ----------------   ----------------    ----------------   ----------------
Net change in contract owners' equity ..............          1,329,740           (206,540)           (358,598)           343,932
Contract owners' equity beginning of period ........          1,405,618          1,612,158           3,301,968          2,958,036
                                                       ----------------   ----------------    ----------------   ----------------
Contract owners' equity end of period ..............   $      2,735,358          1,405,618           2,943,370          3,301,968
                                                       ================   ================    ================   ================
CHANGES IN UNITS:
  Beginning units ..................................             52,094             57,996             125,824            121,523
                                                       ----------------   ----------------    ----------------   ----------------
  Units purchased ..................................            406,111              3,237              25,885              6,182
  Units redeemed ...................................           (378,366)            (9,139)            (40,778)            (1,881)
                                                       ----------------   ----------------    ----------------   ----------------
  Ending units .....................................             79,839             52,094             110,931            125,824
                                                       ================   ================    ================   ================

                                                                      ChScMM                               CSGPVen
                                                       -----------------------------------    -----------------------------------
                                                             2003               2002                2003               2002
                                                       ----------------   ----------------    ----------------   ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) .....................               (659)                 -             (83,532)          (144,863)
  Realized gain (loss) on investments ..............                  -                  -            (348,496)        (3,431,500)
  Change in unrealized gain (loss) on investments ..                  -                  -           2,784,367         (1,046,014)
  Reinvested capital gains .........................                  -                  -                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ..............               (659)                 -           2,352,339         (4,622,377)
                                                       ----------------   ----------------    ----------------   ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners
   (note 3) ........................................          2,246,518                  -              13,668            302,688
  Transfers between funds ..........................            210,896                  -            (595,919)        (3,664,654)
  Redemptions (note 3) .............................                  -                  -          (1,040,546)        (2,176,490)
  Annuity benefits .................................                  -                  -              (6,553)            (2,593)
  Annual contract maintenance charges (note 2) .....                  -                  -              (4,707)            (7,163)
  Contingent deferred sales charges (note 2) .......                  -                  -              (6,203)           (20,187)
  Adjustments to maintain reserves .................                  4                  -              (9,549)            (7,700)
                                                       ----------------   ----------------    ----------------   ----------------
      Net equity transactions ......................          2,457,418                  -          (1,649,809)        (5,576,099)
                                                       ----------------   ----------------    ----------------   ----------------
Net change in contract owners' equity ..............          2,456,759                  -             702,530        (10,198,476)
Contract owners' equity beginning of period ........                  -                  -           6,142,047         16,340,523
                                                       ----------------   ----------------    ----------------   ----------------
Contract owners' equity end of period ..............          2,456,759                  -           6,844,577          6,142,047
                                                       ================   ================    ================   ================

CHANGES IN UNITS:
  Beginning units ..................................                  -                  -             871,300          1,505,921
                                                       ----------------   ----------------    ----------------   ----------------
  Units purchased ..................................          1,401,383                  -                 179             34,682
  Units redeemed ...................................         (1,155,429)                 -            (205,968)          (669,303)
                                                       ----------------   ----------------    ----------------   ----------------
  Ending units .....................................            245,954                  -             665,511            871,300
                                                       ================   ================    ================   ================

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                     CSIntFoc                             CSSmCapGr
                                                       -----------------------------------    -----------------------------------
                                                             2003               2002                2003               2002
                                                       ----------------   ----------------    ----------------   ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) .....................   $       (457,453)        (1,096,453)         (1,721,738)        (2,178,307)
  Realized gain (loss) on investments ..............         (2,321,019)        (4,130,657)        (16,021,800)       (94,035,606)
  Change in unrealized gain (loss) on investments ..         16,520,165        (12,011,179)         66,528,895         22,685,298
  Reinvested capital gains .........................                  -                  -                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ..............         13,741,693        (17,238,289)         48,785,357        (73,528,615)
                                                       ----------------   ----------------    ----------------   ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners
   (note 3) ........................................             13,763          1,730,483           4,964,778          6,745,767
  Transfers between funds ..........................         (3,927,479)       (17,481,502)          1,710,292        (30,158,525)
  Redemptions (note 3) .............................         (9,052,557)       (13,078,391)        (21,917,446)       (26,244,893)
  Annuity benefits .................................            (18,905)           (25,504)            (20,724)           (29,107)
  Annual contract maintenance charges (note 2) .....            (25,396)           (36,213)            (78,593)           (94,477)
  Contingent deferred sales charges (note 2) .......            (48,600)          (118,023)           (148,332)          (255,936)
  Adjustments to maintain reserves .................           (124,417)           (33,584)             16,370              8,357
                                                       ----------------   ----------------    ----------------   ----------------
      Net equity transactions ......................        (13,183,591)       (29,042,734)        (15,473,655)       (50,028,814)
                                                       ----------------   ----------------    ----------------   ----------------
Net change in contract owners' equity ..............            558,102        (46,281,023)         33,311,702       (123,557,429)
Contract owners' equity beginning of period ........         54,269,073        100,550,096         113,874,802        237,432,231
                                                       ----------------   ----------------    ----------------   ----------------
Contract owners' equity end of period ..............   $     54,827,175         54,269,073         147,186,504        113,874,802
                                                       ================   ================    ================   ================

CHANGES IN UNITS:
  Beginning units ..................................          6,977,625         10,217,779          10,206,558         13,924,081
                                                       ----------------   ----------------    ----------------   ----------------
  Units purchased ..................................                201            194,490           3,174,699            505,009
  Units redeemed ...................................         (1,611,321)        (3,434,644)         (4,382,188)        (4,222,532)
                                                       ----------------   ----------------    ----------------   ----------------
  Ending units .....................................          5,366,505          6,977,625           8,999,069         10,206,558
                                                       ================   ================    ================   ================

                                                                   DrySmCapIxS                             DrySRGro
                                                       -----------------------------------    -----------------------------------
                                                             2003               2002                2003               2002
                                                       ----------------   ----------------    ----------------   ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) .....................           (104,149)            (8,195)         (1,475,364)        (1,859,414)
  Realized gain (loss) on investments ..............          2,313,459           (740,118)        (16,758,476)       (24,240,570)
  Change in unrealized gain (loss) on investments ..          1,155,570            541,069          44,374,048        (33,015,865)
  Reinvested capital gains .........................            136,675                  -                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ..............          3,501,555           (207,244)         26,140,208        (59,115,849)
                                                       ----------------   ----------------    ----------------   ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners
   (note 3) ........................................          5,435,256            735,492           7,366,583         10,564,044
  Transfers between funds ..........................         16,382,008          3,258,070           1,250,672        (22,338,756)
  Redemptions (note 3) .............................         (1,679,336)          (248,053)        (16,654,740)       (26,815,664)
  Annuity benefits .................................                (34)                 -             (34,240)           (44,982)
  Annual contract maintenance charges (note 2) .....             (2,619)              (419)           (120,161)          (148,100)
  Contingent deferred sales charges (note 2) .......             (5,568)            (1,149)           (163,216)          (275,636)
  Adjustments to maintain reserves .................               (329)             9,747             (47,676)            30,210
                                                       ----------------   ----------------    ----------------   ----------------
      Net equity transactions ......................         20,129,378          3,753,688          (8,402,778)       (39,028,884)
                                                       ----------------   ----------------    ----------------   ----------------
Net change in contract owners' equity ..............         23,630,933          3,546,444          17,737,430        (98,144,733)
Contract owners' equity beginning of period ........          3,546,444                  -         117,905,006        216,049,739
                                                       ----------------   ----------------    ----------------   ----------------
Contract owners' equity end of period ..............         27,177,377          3,546,444         135,642,436        117,905,006
                                                       ================   ================    ================   ================

CHANGES IN UNITS:
  Beginning units ..................................            466,308                  -           7,243,408          9,331,556
                                                       ----------------   ----------------    ----------------   ----------------
  Units purchased ..................................          7,851,360            493,578           1,464,794            571,625
  Units redeemed ...................................         (5,827,365)           (27,270)         (2,006,574)        (2,659,773)
                                                       ----------------   ----------------    ----------------   ----------------
  Ending units .....................................          2,490,303            466,308           6,701,628          7,243,408
                                                       ================   ================    ================   ================

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                     DryStkIx                             DryStkIxS
                                                       -----------------------------------    -----------------------------------
                                                             2003               2002                2003               2002
                                                       ----------------   ----------------    ----------------   ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) .....................   $        899,453           (430,860)              8,794                  -
  Realized gain (loss) on investments ..............       (101,266,417)       (83,636,673)             15,178                  -
  Change in unrealized gain (loss) on investments ..        273,408,147       (176,467,086)          1,424,407                  -
  Reinvested capital gains .........................                  -                  -                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ..............        173,041,183       (260,534,619)          1,448,379                  -
                                                       ----------------   ----------------    ----------------   ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners
   (note 3) ........................................         30,731,676         40,723,813          18,238,285                  -
  Transfers between funds ..........................        (24,274,689)       (60,474,912)          1,169,797                  -
  Redemptions (note 3) .............................       (121,985,974)      (159,720,365)           (132,543)                 -
  Annuity benefits .................................           (204,496)          (385,307)                  -                  -
  Annual contract maintenance charges (note 2) .....           (448,241)          (526,371)                 (9)                 -
  Contingent deferred sales charges (note 2) .......           (919,919)        (1,452,803)               (344)                 -
  Adjustments to maintain reserves .................            (46,248)           (77,573)                628                  -
                                                       ----------------   ----------------    ----------------   ----------------
      Net equity transactions ......................       (117,147,891)      (181,913,518)         19,275,814                  -
                                                       ----------------   ----------------    ----------------   ----------------
Net change in contract owners' equity ..............         55,893,292       (442,448,137)         20,724,193                  -
Contract owners' equity beginning of period ........        741,972,235      1,184,420,372                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
Contract owners' equity end of period ..............   $    797,865,527        741,972,235          20,724,193                  -
                                                       ================   ================    ================   ================

CHANGES IN UNITS:
  Beginning units ..................................         38,520,995         47,103,460                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
  Units purchased ..................................         11,400,953          1,947,444           1,630,547                  -
  Units redeemed ...................................        (17,222,533)       (10,529,909)            (67,463)                 -
                                                       ----------------   ----------------    ----------------   ----------------
  Ending units .....................................         32,699,415         38,520,995           1,563,084                  -
                                                       ================   ================    ================   ================

                                                                    DryVIFApp                             DryVIFAppS
                                                       -----------------------------------    -----------------------------------
                                                             2003               2002                2003               2002
                                                       ----------------   ----------------    ----------------   ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) .....................             (3,858)          (303,982)             30,393                  -
  Realized gain (loss) on investments ..............         (7,595,840)       (13,627,300)             16,359                  -
  Change in unrealized gain (loss) on investments ..         20,107,375         (4,305,136)            299,290                  -
  Reinvested capital gains .........................                  -                  -                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ..............         12,507,677        (18,236,418)            346,042                  -
                                                       ----------------   ----------------    ----------------   ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners
   (note 3) ........................................          3,558,370          4,508,884           4,200,157                  -
  Transfers between funds ..........................         (3,247,030)           587,061             478,871                  -
  Redemptions (note 3) .............................        (11,557,502)       (17,222,501)            (27,294)                 -
  Annuity benefits .................................            (25,563)           (32,922)                  -                  -
  Annual contract maintenance charges (note 2) .....            (43,317)           (50,573)                 (2)                 -
  Contingent deferred sales charges (note 2) .......            (93,387)          (132,819)                  -                  -
  Adjustments to maintain reserves .................            (49,660)            11,416                 (25)                 -
                                                       ----------------   ----------------    ----------------   ----------------
      Net equity transactions ......................        (11,458,089)       (12,331,454)          4,651,707                  -
                                                       ----------------   ----------------    ----------------   ----------------
Net change in contract owners' equity ..............          1,049,588        (30,567,872)          4,997,749                  -
Contract owners' equity beginning of period ........         73,553,647        104,121,519                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
Contract owners' equity end of period ..............         74,603,235         73,553,647           4,997,749                  -
                                                       ================   ================    ================   ================

CHANGES IN UNITS:
  Beginning units ..................................          7,086,046          8,242,002                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
  Units purchased ..................................          2,300,530            485,766             422,181                  -
  Units redeemed ...................................         (3,373,575)        (1,641,722)            (25,432)                 -
                                                       ----------------   ----------------    ----------------   ----------------
  Ending units .....................................          6,013,001          7,086,046             396,749                  -
                                                       ================   ================    ================   ================

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                   DryVIFDevLdS                          DryVIFGrInc
                                                       -----------------------------------    -----------------------------------
                                                             2003               2002                2003               2002
                                                       ----------------   ----------------    ----------------   ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) .....................   $         (5,826)                 -            (240,475)          (499,579)
  Realized gain (loss) on investments ..............              1,620                  -          (5,198,024)       (10,240,454)
  Change in unrealized gain (loss) on investments ..            118,384                  -          15,452,052         (9,457,990)
  Reinvested capital gains .........................                  -                  -                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ..............            114,178                  -          10,013,553        (20,198,023)
                                                       ----------------   ----------------    ----------------   ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners
   (note 3) ........................................          1,604,456                  -           2,649,250          2,884,641
  Transfers between funds ..........................             89,009                  -          (2,140,819)        (6,099,209)
  Redemptions (note 3) .............................             (7,101)                 -          (6,994,531)       (11,175,762)
  Annuity benefits .................................                  -                  -                (179)              (252)
  Annual contract maintenance charges (note 2) .....                  -                  -             (33,045)           (40,988)
  Contingent deferred sales charges (note 2) .......                  -                  -             (69,053)          (114,333)
  Adjustments to maintain reserves .................                 28                  -              (3,519)            (4,020)
                                                       ----------------   ----------------    ----------------   ----------------
      Net equity transactions ......................          1,686,392                  -          (6,591,896)       (14,549,923)
                                                       ----------------   ----------------    ----------------   ----------------
Net change in contract owners' equity ..............          1,800,570                  -           3,421,657        (34,747,946)
Contract owners' equity beginning of period ........                  -                  -          46,739,438         81,487,384
                                                       ----------------   ----------------    ----------------   ----------------
Contract owners' equity end of period ..............   $      1,800,570                  -          50,161,095         46,739,438
                                                       ================   ================    ================   ================

CHANGES IN UNITS:
  Beginning units ..................................                  -                  -           4,941,819          6,347,774
                                                       ----------------   ----------------    ----------------   ----------------
  Units purchased ..................................            132,512                  -             823,536            281,833
  Units redeemed ...................................             (1,274)                 -          (1,519,385)        (1,687,788)
                                                       ----------------   ----------------    ----------------   ----------------
  Ending units .....................................            131,238                  -           4,245,970          4,941,819
                                                       ================   ================    ================   ================

                                                                    FedAmLeadS                            FedCapApS
                                                       -----------------------------------    -----------------------------------
                                                             2003               2002                2003               2002
                                                       ----------------   ----------------    ----------------   ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) .....................             (3,109)                 -              (9,124)                 -
  Realized gain (loss) on investments ..............                168                  -                 367                  -
  Change in unrealized gain (loss) on investments ..             82,355                  -             172,896                  -
  Reinvested capital gains .........................                  -                  -                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ..............             79,414                  -             164,139                  -
                                                       ----------------   ----------------    ----------------   ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners
   (note 3) ........................................            919,099                  -           1,980,848                  -
  Transfers between funds ..........................              3,771                  -             118,526                  -
  Redemptions (note 3) .............................             (1,171)                 -              (8,485)                 -
  Annuity benefits .................................                  -                  -                   -                  -
  Annual contract maintenance charges (note 2) .....                  -                  -                   -                  -
  Contingent deferred sales charges (note 2) .......                  -                  -                 (43)                 -
  Adjustments to maintain reserves .................                (20)                 -                 (35)                 -
                                                       ----------------   ----------------    ----------------   ----------------
      Net equity transactions ......................            921,679                  -           2,090,811                  -
                                                       ----------------   ----------------    ----------------   ----------------
Net change in contract owners' equity ..............          1,001,093                  -           2,254,950                  -
Contract owners' equity beginning of period ........                  -                  -                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
Contract owners' equity end of period ..............          1,001,093                  -           2,254,950                  -
                                                       ================   ================    ================   ================

CHANGES IN UNITS:
  Beginning units ..................................                  -                  -                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
  Units purchased ..................................             77,908                  -             186,808                  -
  Units redeemed ...................................               (551)                 -              (9,148)                 -
                                                       ----------------   ----------------    ----------------   ----------------
  Ending units .....................................             77,357                  -             177,660                  -
                                                       ================   ================    ================   ================

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                    FedQualBd                             FedQualBdS
                                                       -----------------------------------    -----------------------------------
                                                             2003               2002                2003               2002
                                                       ----------------   ----------------    ----------------   ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) .....................   $        763,352           (119,603)            (70,429)                 -
  Realized gain (loss) on investments ..............            844,114             94,175              (8,124)                 -
  Change in unrealized gain (loss) on investments ..           (644,866)           933,066             221,945                  -
  Reinvested capital gains .........................                  -                  -                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ..............            962,600            907,638             143,392                  -
                                                       ----------------   ----------------    ----------------   ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners
   (note 3) ........................................          1,850,868            626,205          17,816,853                  -
  Transfers between funds ..........................         12,936,110         28,231,022            (653,933)                 -
  Redemptions (note 3) .............................         (8,870,414)        (2,408,563)           (210,464)                 -
  Annuity benefits .................................                  -                  -                   -                  -
  Annual contract maintenance charges (note 2) .....            (12,598)            (2,822)                 (1)                 -
  Contingent deferred sales charges (note 2) .......            (48,710)           (10,311)             (1,296)                 -
  Adjustments to maintain reserves .................                (91)                (8)             (1,103)                 -
                                                       ----------------   ----------------    ----------------   ----------------
      Net equity transactions ......................          5,855,165         26,435,523          16,950,056                  -
                                                       ----------------   ----------------    ----------------   ----------------

Net change in contract owners' equity ..............          6,817,765         27,343,161          17,093,448                  -
Contract owners' equity beginning of period ........         27,343,161                  -                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
Contract owners' equity end of period ..............   $     34,160,926         27,343,161          17,093,448                  -
                                                       ================   ================    ================   ================

CHANGES IN UNITS:
  Beginning units ..................................          2,559,029                  -                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
  Units purchased ..................................          3,989,954          2,756,164           1,887,702                  -
  Units redeemed ...................................         (3,451,939)          (197,135)           (222,064)                 -
                                                       ----------------   ----------------    ----------------   ----------------
  Ending units .....................................          3,097,044          2,559,029           1,665,638                  -
                                                       ================   ================    ================   ================

                                                                     FidVIPEI                             FidVIPEI2
                                                       -----------------------------------    -----------------------------------
                                                             2003               2002                2003               2002
                                                       ----------------   ----------------    ----------------   ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) .....................          5,760,266          6,807,884             (92,822)                 -
  Realized gain (loss) on investments ..............        (38,413,192)        (4,889,155)              6,220                  -
  Change in unrealized gain (loss) on investments ..        301,584,585       (305,472,535)          2,486,962                  -
  Reinvested capital gains .........................                  -         33,668,686                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ..............        268,931,659       (269,885,120)          2,400,360                  -
                                                       ----------------   ----------------    ----------------   ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners
   (note 3) ........................................         31,094,431         37,312,622          22,964,979                  -
  Transfers between funds ..........................          4,439,036        (48,489,142)          1,669,692                  -
  Redemptions (note 3) .............................       (190,620,021)      (241,938,074)           (406,402)                 -
  Annuity benefits .................................           (235,593)          (293,474)                  -                  -
  Annual contract maintenance charges (note 2) .....           (577,565)          (679,995)                (19)                 -
  Contingent deferred sales charges (note 2) .......           (940,004)        (1,516,921)             (1,932)                 -
  Adjustments to maintain reserves .................           (105,987)           (77,811)                (58)                 -
                                                       ----------------   ----------------    ----------------   ----------------
      Net equity transactions ......................       (156,945,703)      (255,682,795)         24,226,260                  -
                                                       ----------------   ----------------    ----------------   ----------------

Net change in contract owners' equity ..............        111,985,956       (525,567,915)         26,626,620                  -
Contract owners' equity beginning of period ........      1,061,783,553      1,587,351,468                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
Contract owners' equity end of period ..............      1,173,769,509      1,061,783,553          26,626,620                  -
                                                       ================   ================    ================   ================

CHANGES IN UNITS:
  Beginning units ..................................         41,305,904         51,133,930                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
  Units purchased ..................................          5,581,974          1,448,789           2,033,172                  -
  Units redeemed ...................................        (11,768,011)       (11,276,815)            (69,430)                 -
                                                       ----------------   ----------------    ----------------   ----------------
  Ending units .....................................         35,119,867         41,305,904           1,963,742                  -
                                                       ================   ================    ================   ================

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                     FidVIPGr                             FidVIPGr2
                                                       -----------------------------------    -----------------------------------
                                                             2003               2002                2003               2002
                                                       ----------------   ----------------    ----------------   ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) .....................   $    (11,721,759)       (15,667,809)            (53,752)                 -
  Realized gain (loss) on investments ..............       (161,116,816)      (209,352,726)             14,973                  -
  Change in unrealized gain (loss) on investments ..        473,266,921       (343,584,643)            935,478                  -
  Reinvested capital gains .........................                  -                  -                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ..............        300,428,346       (568,605,178)            896,699                  -
                                                       ----------------   ----------------    ----------------   ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners
   (note 3) ........................................         43,028,978         60,234,638          12,793,489                  -
  Transfers between funds ..........................        (24,497,642)      (147,566,888)          1,098,810                  -
  Redemptions (note 3) .............................       (180,070,426)      (265,273,480)           (207,858)                 -
  Annuity benefits .................................           (370,148)          (461,426)                  -                  -
  Annual contract maintenance charges (note 2) .....           (825,284)        (1,017,331)                (21)                 -
  Contingent deferred sales charges (note 2) .......         (1,073,247)        (1,870,864)             (1,059)                 -
  Adjustments to maintain reserves .................           (317,650)          (164,555)               (137)                 -
                                                       ----------------   ----------------    ----------------   ----------------
      Net equity transactions ......................       (164,125,419)      (356,119,906)         13,683,224                  -
                                                       ----------------   ----------------    ----------------   ----------------

Net change in contract owners' equity ..............        136,302,927       (924,725,084)         14,579,923                  -
Contract owners' equity beginning of period ........      1,072,241,575      1,996,966,659                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
Contract owners' equity end of period ..............   $  1,208,544,502      1,072,241,575          14,579,923                  -
                                                       ================   ================    ================   ================

CHANGES IN UNITS:
  Beginning units ..................................         36,598,859         48,260,844                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
  Units purchased ..................................          7,614,291          1,992,185           1,148,122                  -
  Units redeemed ...................................        (13,356,017)       (13,654,170)            (76,034)                 -
                                                       ----------------   ----------------    ----------------   ----------------
  Ending units .....................................         30,857,133         36,598,859           1,072,088                  -
                                                       ================   ================    ================   ================

                                                                     FidVIPHI                              FidVIPOv
                                                       -----------------------------------    -----------------------------------
                                                             2003               2002                2003               2002
                                                       ----------------   ----------------    ----------------   ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) .....................         13,997,380         22,238,430            (707,369)        (1,067,982)
  Realized gain (loss) on investments ..............         18,265,268        (62,489,118)         (5,391,469)       (47,907,256)
  Change in unrealized gain (loss) on investments ..         27,266,743         44,629,101          64,005,737         (2,525,132)
  Reinvested capital gains .........................                  -                  -                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ..............         59,529,391          4,378,413          57,906,899        (51,500,370)
                                                       ----------------   ----------------    ----------------   ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners
   (note 3) ........................................          7,119,822          7,475,120              14,023          3,424,022
  Transfers between funds ..........................         39,314,844          7,024,456          (9,572,345)       (30,641,605)
  Redemptions (note 3) .............................        (54,296,724)       (49,852,514)        (27,194,787)       (43,916,754)
  Annuity benefits .................................            (51,761)           (69,530)            (45,846)           (63,828)
  Annual contract maintenance charges (note 2) .....           (114,972)          (105,933)           (116,880)          (152,665)
  Contingent deferred sales charges (note 2) .......           (226,171)          (336,131)           (119,724)          (247,260)
  Adjustments to maintain reserves .................            (27,821)           (12,203)           (700,295)          (196,611)
                                                       ----------------   ----------------    ----------------   ----------------
      Net equity transactions ......................         (8,282,783)       (35,876,735)        (37,735,854)       (71,794,701)
                                                       ----------------   ----------------    ----------------   ----------------

Net change in contract owners' equity ..............         51,246,608        (31,498,322)         20,171,045       (123,295,071)
Contract owners' equity beginning of period ........        232,133,023        263,631,345         167,924,648        291,219,719
                                                       ----------------   ----------------    ----------------   ----------------
Contract owners' equity end of period ..............        283,379,631        232,133,023         188,095,693        167,924,648
                                                       ================   ================    ================   ================

CHANGES IN UNITS:
  Beginning units ..................................         17,053,114         20,055,329          12,965,489         17,812,066
                                                       ----------------   ----------------    ----------------   ----------------
  Units purchased ..................................         21,585,210          1,231,322               1,213            233,289
  Units redeemed ...................................        (22,140,923)        (4,233,537)         (2,731,588)        (5,079,866)
                                                       ----------------   ----------------    ----------------   ----------------
  Ending units .....................................         16,497,401         17,053,114          10,235,114         12,965,489
                                                       ================   ================    ================   ================

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                    FidVIPOvR                             FidVIPOvS2
                                                       -----------------------------------    -----------------------------------
                                                             2003               2002                2003               2002
                                                       ----------------   ----------------    ----------------   ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) .....................   $       (160,204)          (103,592)            (48,090)                 -
  Realized gain (loss) on investments ..............           (636,655)          (738,264)          1,906,531                  -
  Change in unrealized gain (loss) on investments ..         10,460,655         (2,002,381)            454,442                  -
  Reinvested capital gains .........................                  -                  -                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ..............          9,663,796         (2,844,237)          2,312,883                  -
                                                       ----------------   ----------------    ----------------   ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners
   (note 3) ........................................          6,725,367          5,361,738           4,726,099                  -
  Transfers between funds ..........................         11,300,939         14,459,528           4,191,045                  -
  Redemptions (note 3) .............................         (4,783,449)        (1,777,223)            (85,521)                 -
  Annuity benefits .................................                (52)                 -                   -                  -
  Annual contract maintenance charges (note 2) .....            (11,352)            (3,650)                (15)                 -
  Contingent deferred sales charges (note 2) .......            (26,095)           (12,045)             (1,244)                 -
  Adjustments to maintain reserves .................            633,597            215,542                  47                  -
                                                       ----------------   ----------------    ----------------   ----------------
      Net equity transactions ......................         13,838,955         18,243,890           8,830,411                  -
                                                       ----------------   ----------------    ----------------   ----------------

Net change in contract owners' equity ..............         23,502,751         15,399,653          11,143,294                  -
Contract owners' equity beginning of period ........         15,399,653                  -                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
Contract owners' equity end of period ..............   $     38,902,404         15,399,653          11,143,294                  -
                                                       ================   ================    ================   ================

CHANGES IN UNITS:
  Beginning units ..................................          1,991,220                  -                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
  Units purchased ..................................          2,903,947          2,155,067           9,510,825                  -
  Units redeemed ...................................         (1,338,582)          (163,847)         (8,751,749)                 -
                                                       ----------------   ----------------    ----------------   ----------------
  Ending units .....................................          3,556,585          1,991,220             759,076                  -
                                                       ================   ================    ================   ================

                                                                     FidVIPAM                             FidVIPCon
                                                       -----------------------------------    -----------------------------------
                                                             2003               2002                2003               2002
                                                       ----------------   ----------------    ----------------   ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) .....................         10,420,754         15,028,944          (5,742,607)        (3,703,533)
  Realized gain (loss) on investments ..............        (12,815,600)       (21,597,452)        (23,365,257)       (15,336,276)
  Change in unrealized gain (loss) on investments ..         68,241,863        (52,228,064)        186,282,172        (67,135,612)
  Reinvested capital gains .........................                  -                  -                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ..............         65,847,017        (58,796,572)        157,174,308        (86,175,421)
                                                       ----------------   ----------------    ----------------   ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners
   (note 3) ........................................         12,610,094         15,466,702          22,847,700         26,728,548
  Transfers between funds ..........................          6,505,966        (21,051,265)          4,304,481        (35,659,622)
  Redemptions (note 3) .............................        (74,974,666)      (103,913,399)       (113,375,288)      (127,740,400)
  Annuity benefits .................................           (111,699)          (123,669)           (133,493)          (186,657)
  Annual contract maintenance charges (note 2) .....           (283,081)          (329,857)           (362,612)          (401,099)
  Contingent deferred sales charges (note 2) .......           (299,557)          (536,773)           (713,632)        (1,127,843)
  Adjustments to maintain reserves .................            (18,231)           (48,602)             65,020             19,689
                                                       ----------------   ----------------    ----------------   ----------------
      Net equity transactions ......................        (56,571,174)      (110,536,863)        (87,367,824)      (138,367,384)
                                                       ----------------   ----------------    ----------------   ----------------

Net change in contract owners' equity ..............          9,275,843       (169,333,435)         69,806,484       (224,542,805)
Contract owners' equity beginning of period ........        441,149,725        610,483,160         651,881,279        876,424,084
                                                       ----------------   ----------------    ----------------   ----------------
Contract owners' equity end of period ..............        450,425,568        441,149,725         721,687,763        651,881,279
                                                       ================   ================    ================   ================

CHANGES IN UNITS:
  Beginning units ..................................         21,172,985         26,640,365          35,826,301         43,074,426
                                                       ----------------   ----------------    ----------------   ----------------
  Units purchased ..................................          1,819,855            772,273           6,935,356          1,417,500
  Units redeemed ...................................         (4,464,026)        (6,239,653)        (11,472,412)        (8,665,625)
                                                       ----------------   ----------------    ----------------   ----------------
  Ending units .....................................         18,528,814         21,172,985          31,289,245         35,826,301
                                                       ================   ================    ================   ================

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                    FidVIPCon2                           FidVIPIGBdS
                                                       -----------------------------------    -----------------------------------
                                                             2003               2002                2003               2002
                                                       ----------------   ----------------    ----------------   ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) .....................   $        (83,600)                 -             (14,418)                 -
  Realized gain (loss) on investments ..............              1,549                  -               3,034                  -
  Change in unrealized gain (loss) on investments ..          1,755,894                  -              56,782                  -
  Reinvested capital gains .........................                  -                  -                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ..............          1,673,843                  -              45,398                  -
                                                       ----------------   ----------------    ----------------   ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners
   (note 3) ........................................         20,243,463                  -             198,081                  -
  Transfers between funds ..........................          1,504,549                  -           4,453,526                  -
  Redemptions (note 3) .............................           (177,592)                 -            (224,626)                 -
  Annuity benefits .................................                  -                  -                   -                  -
  Annual contract maintenance charges (note 2) .....                 (2)                 -                (203)                 -
  Contingent deferred sales charges (note 2) .......             (1,457)                 -                (714)                 -
  Adjustments to maintain reserves .................               (132)                 -                  (5)                 -
                                                       ----------------   ----------------    ----------------   ----------------
      Net equity transactions ......................         21,568,829                  -           4,426,059                  -
                                                       ----------------   ----------------    ----------------   ----------------

Net change in contract owners' equity ..............         23,242,672                  -           4,471,457                  -
Contract owners' equity beginning of period ........                  -                  -                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
Contract owners' equity end of period ..............   $     23,242,672                  -           4,471,457                  -
                                                       ================   ================    ================   ================

CHANGES IN UNITS:
  Beginning units ..................................                  -                  -                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
  Units purchased ..................................          1,805,352                  -             658,450                  -
  Units redeemed ...................................            (58,489)                 -            (216,831)                 -
                                                       ----------------   ----------------    ----------------   ----------------
  Ending units .....................................          1,746,863                  -             441,619                  -
                                                       ================   ================    ================   ================

                                                                   FidVIPIGBd2                            FidVIPGrOp
                                                       -----------------------------------    -----------------------------------
                                                             2003               2002                2003               2002
                                                       ----------------   ----------------    ----------------   ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) .....................            (51,762)                 -            (245,982)          (118,120)
  Realized gain (loss) on investments ..............            (10,274)                 -          (9,873,082)       (16,343,073)
  Change in unrealized gain (loss) on investments ..            164,975                  -          21,132,749          1,448,655
  Reinvested capital gains .........................                  -                  -                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ..............            102,939                  -          11,013,685        (15,012,538)
                                                       ----------------   ----------------    ----------------   ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners
   (note 3) ........................................         11,629,078                  -           2,527,068          3,954,006
  Transfers between funds ..........................           (277,758)                 -          (2,168,511)        (5,574,186)
  Redemptions (note 3) .............................           (327,488)                 -          (7,345,216)        (9,129,020)
  Annuity benefits .................................                  -                  -             (11,212)            (9,217)
  Annual contract maintenance charges (note 2) .....                 (1)                 -             (34,055)           (39,878)
  Contingent deferred sales charges (note 2) .......            (12,772)                 -             (68,992)           (95,743)
  Adjustments to maintain reserves                                  244                  -             (13,675)           (14,975)
                                                       ----------------   ----------------    ----------------   ----------------
      Net equity transactions ......................         11,011,303                  -          (7,114,593)       (10,909,013)
                                                       ----------------   ----------------    ----------------   ----------------

Net change in contract owners' equity ..............         11,114,242                  -           3,899,092        (25,921,551)
Contract owners' equity beginning of period ........                  -                  -          44,412,497         70,334,048
                                                       ----------------   ----------------    ----------------   ----------------
Contract owners' equity end of period ..............         11,114,242                  -          48,311,589         44,412,497
                                                       ================   ================    ================   ================

CHANGES IN UNITS:
  Beginning units ..................................                  -                  -           6,029,031          7,361,823
                                                       ----------------   ----------------    ----------------   ----------------
  Units purchased ..................................          1,358,112                  -           1,580,451            490,257
  Units redeemed ...................................           (279,367)                 -          (2,490,421)        (1,823,049)
                                                       ----------------   ----------------    ----------------   ----------------
  Ending units .....................................          1,078,745                  -           5,119,061          6,029,031
                                                       ================   ================    ================   ================

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                   FidVIPMCap2                            FidVIPValS
                                                       -----------------------------------    -----------------------------------
                                                             2003               2002                2003               2002
                                                       ----------------   ----------------    ----------------   ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) .....................   $        (58,485)                 -            (157,302)           (12,460)
  Realized gain (loss) on investments ..............            586,377                  -           2,980,675           (371,303)
  Change in unrealized gain (loss) on investments ..          1,118,289                  -           1,254,439            (74,815)
  Reinvested capital gains .........................                  -                  -             143,726                  -
                                                       ----------------   ----------------    ----------------   ----------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ..............          1,646,181                  -           4,221,538           (458,578)
                                                       ----------------   ----------------    ----------------   ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners
   (note 3) ........................................         12,419,351                  -             868,135             74,713
  Transfers between funds ..........................           (308,761)                 -          19,908,279          2,037,985
  Redemptions (note 3) .............................           (246,703)                 -          (2,568,417)          (129,249)
  Annuity benefits .................................                  -                  -                   -                  -
  Annual contract maintenance charges (note 2) .....                                     -              (3,724)              (361)
  Contingent deferred sales charges (note 2) .......               (420)                 -              (7,989)              (115)
  Adjustments to maintain reserves .................                946                  -                (447)               (42)
                                                       ----------------   ----------------    ----------------   ----------------
      Net equity transactions ......................         11,864,412                  -          18,195,837          1,982,931
                                                       ----------------   ----------------    ----------------   ----------------

Net change in contract owners' equity ..............         13,510,593                  -          22,417,375          1,524,353
Contract owners' equity beginning of period ........                  -                  -           1,524,353                  -
                                                       ----------------   ----------------    ----------------   ----------------
Contract owners' equity end of period ..............   $     13,510,593                  -          23,941,728          1,524,353
                                                       ================   ================    ================   ================

CHANGES IN UNITS:
  Beginning units ..................................                  -                  -             204,843                  -
                                                       ----------------   ----------------    ----------------   ----------------
  Units purchased ..................................          2,695,157                  -           6,628,620            216,652
  Units redeemed ...................................         (1,742,907)                 -          (4,767,002)           (11,809)
                                                       ----------------   ----------------    ----------------   ----------------
  Ending units .....................................            952,250                  -           2,066,461            204,843
                                                       ================   ================    ================   ================

                                                                   FidVIPValS2                             FHGrInc
                                                       -----------------------------------    -----------------------------------
                                                             2003               2002                2003               2002
                                                       ----------------   ----------------    ----------------   ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) .....................            (25,757)                 -                   -                  -
  Realized gain (loss) on investments ..............            100,993                  -                   -                  -
  Change in unrealized gain (loss) on investments ..            397,656                  -                  17                  -
  Reinvested capital gains .........................             32,128                  -                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ..............            505,020                  -                  17                  -
                                                       ----------------   ----------------    ----------------   ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners
   (note 3) ........................................          5,373,262                  -                 600                  -
  Transfers between funds ..........................          4,407,528                  -                   -                  -
  Redemptions (note 3) .............................           (141,248)                 -                   -                  -
  Annuity benefits .................................                  -                  -                   -                  -
  Annual contract maintenance charges (note 2) .....                (14)                 -                   -                  -
  Contingent deferred sales charges (note 2) .......             (1,574)                 -                   -                  -
  Adjustments to maintain reserves .................                (95)                 -                  (4)                 -
                                                       ----------------   ----------------    ----------------   ----------------
      Net equity transactions ......................          9,637,859                  -                 596                  -
                                                       ----------------   ----------------    ----------------   ----------------

Net change in contract owners' equity ..............         10,142,879                  -                 613                  -
Contract owners' equity beginning of period ........                  -                  -                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
Contract owners' equity end of period ..............         10,142,879                  -                 613                  -
                                                       ================   ================    ================   ================

CHANGES IN UNITS:
  Beginning units ..................................                  -                  -                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
  Units purchased ..................................            680,886                  -                  56                  -
  Units redeemed ...................................            (68,288)                 -                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
  Ending units .....................................            612,598                  -                  56                  -
                                                       ================   ================    ================   ================

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                   FrVIPRisDiv2                          FrVIPSmCapV2
                                                       -----------------------------------    -----------------------------------
                                                             2003               2002                2003               2002
                                                       ----------------   ----------------    ----------------   ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) .....................   $        (56,272)                 -             (21,948)                 -
  Realized gain (loss) on investments ..............             10,969                  -             101,122                  -
  Change in unrealized gain (loss) on investments ..          1,221,951                  -             549,281                  -
  Reinvested capital gains .........................             39,627                  -                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ..............          1,216,275                  -             628,455                  -
                                                       ----------------   ----------------    ----------------   ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners
   (note 3) ........................................         15,978,753                  -           4,887,948                  -
  Transfers between funds ..........................          1,217,237                  -             309,674                  -
  Redemptions (note 3) .............................           (255,661)                 -             (64,881)                 -
  Annuity benefits .................................                  -                  -                   -                  -
  Annual contract maintenance charges (note 2) .....                 (5)                 -                  (3)                 -
  Contingent deferred sales charges (note 2) .......             (9,377)                 -              (4,844)                 -
  Adjustments to maintain reserves .................                (92)                 -                  16                  -
                                                       ----------------   ----------------    ----------------   ----------------
      Net equity transactions ......................         16,930,855                  -           5,127,910                  -
                                                       ----------------   ----------------    ----------------   ----------------

Net change in contract owners' equity ..............         18,147,130                  -           5,756,365                  -
Contract owners' equity beginning of period ........                  -                  -                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
Contract owners' equity end of period ..............   $     18,147,130                  -           5,756,365                  -
                                                       ================   ================    ================   ================

CHANGES IN UNITS:
  Beginning units ..................................                  -                  -                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
  Units purchased ..................................          1,475,527                  -             601,539                  -
  Units redeemed ...................................            (91,364)                 -            (199,901)                 -
                                                       ----------------   ----------------    ----------------   ----------------
  Ending units .....................................          1,384,163                  -             401,638                  -
                                                       ================   ================    ================   ================

                                                                   FrVIPForSec2                           GVITCVal2
                                                       -----------------------------------    -----------------------------------
                                                             2003               2002                2003               2002
                                                       ----------------   ----------------    ----------------   ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) .....................            (28,001)                 -               2,801                  -
  Realized gain (loss) on investments ..............            814,838                  -               7,247                  -
  Change in unrealized gain (loss) on investments ..            411,936                  -             492,343                  -
  Reinvested capital gains .........................                  -                  -                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ..............          1,198,773                  -             502,391                  -
                                                       ----------------   ----------------    ----------------   ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners
   (note 3) ........................................          6,498,413                  -           5,165,089                  -
  Transfers between funds ..........................            633,106                  -             549,944                  -
  Redemptions (note 3) .............................            (44,622)                 -            (123,495)                 -
  Annuity benefits .................................                  -                  -                   -                  -
  Annual contract maintenance charges (note 2) .....                 (1)                 -                   -                  -
  Contingent deferred sales charges (note 2) .......               (560)                 -                 (21)                 -
  Adjustments to maintain reserves .................                (78)                 -                  34                  -
                                                       ----------------   ----------------    ----------------   ----------------
      Net equity transactions ......................          7,086,258                  -           5,591,551                  -
                                                       ----------------   ----------------    ----------------   ----------------

Net change in contract owners' equity ..............          8,285,031                  -           6,093,942                  -
Contract owners' equity beginning of period ........                  -                  -                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
Contract owners' equity end of period ..............          8,285,031                  -           6,093,942                  -
                                                       ================   ================    ================   ================

CHANGES IN UNITS:
  Beginning units ..................................                  -                  -                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
  Units purchased ..................................          4,151,995                  -             468,772                  -
  Units redeemed ...................................         (3,547,681)                 -             (21,331)                 -
                                                       ----------------   ----------------    ----------------   ----------------
  Ending units .....................................            604,314                  -             447,441                  -
                                                       ================   ================    ================   ================

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                   GVITIntVal2                           GVITIntVal3
                                                       -----------------------------------    -----------------------------------
                                                             2003               2002                2003               2002
                                                       ----------------   ----------------    ----------------   ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) .....................   $         (4,706)                 -              (9,831)                 -
  Realized gain (loss) on investments ..............            197,578                  -             132,341                  -
  Change in unrealized gain (loss) on investments ..             26,077                  -             303,943                  -
  Reinvested capital gains .........................                  -                  -                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ..............            218,949                  -             426,453                  -
                                                       ----------------   ----------------    ----------------   ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners
   (note 3) ........................................            777,641                  -              57,693                  -
  Transfers between funds ..........................             67,995                  -           2,842,340                  -
  Redemptions (note 3) .............................            (16,815)                 -             (72,976)                 -
  Annuity benefits .................................                  -                  -                   -                  -
  Annual contract maintenance charges (note 2) .....                  -                  -                (191)                 -
  Contingent deferred sales charges (note 2) .......                  -                  -                 (33)                 -
  Adjustments to maintain reserves .................                (27)                 -                  11                  -
                                                       ----------------   ----------------    ----------------   ----------------
      Net equity transactions ......................            828,794                  -           2,826,844                  -
                                                       ----------------   ----------------    ----------------   ----------------

Net change in contract owners' equity ..............          1,047,743                  -           3,253,297                  -
Contract owners' equity beginning of period ........                  -                  -                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
Contract owners' equity end of period ..............   $      1,047,743                  -           3,253,297                  -
                                                       ================   ================    ================   ================

CHANGES IN UNITS:
  Beginning units ..................................                  -                  -                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
  Units purchased ..................................            938,023                  -           1,055,523                  -
  Units redeemed ...................................           (860,933)                 -            (817,933)                 -
                                                       ----------------   ----------------    ----------------   ----------------
  Ending units .....................................             77,090                  -             237,590                  -
                                                       ================   ================    ================   ================

                                                                   GVITDMidCapI                          GVITEmMrkts
                                                       -----------------------------------    -----------------------------------
                                                             2003               2002                2003               2002
                                                       ----------------   ----------------    ----------------   ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) .....................           (558,577)          (713,508)            (11,726)           (55,611)
  Realized gain (loss) on investments ..............         (4,983,399)        (4,167,969)           (204,165)          (269,732)
  Change in unrealized gain (loss) on investments ..         23,905,956        (11,551,340)            934,958           (854,304)
  Reinvested capital gains .........................                469            576,482                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ..............         18,364,449        (15,856,335)            719,067         (1,179,647)
                                                       ----------------   ----------------    ----------------   ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners
   (note 3) ........................................         11,206,351          4,194,931                  74             84,367
  Transfers between funds ..........................         19,745,549         23,570,477            (423,715)        (1,669,626)
  Redemptions (note 3) .............................        (14,291,584)       (15,589,145)           (333,350)          (781,074)
  Annuity benefits .................................                  -                  -                   -                  -
  Annual contract maintenance charges (note 2) .....            (28,629)           (27,782)             (1,170)            (2,122)
  Contingent deferred sales charges (note 2) .......            (68,658)          (100,285)             (1,218)            (7,194)
  Adjustments to maintain reserves .................             (3,164)             4,944              (1,681)               (52)
                                                       ----------------   ----------------    ----------------   ----------------
      Net equity transactions ......................         16,559,865         12,053,140            (761,060)        (2,375,701)
                                                       ----------------   ----------------    ----------------   ----------------

Net change in contract owners' equity ..............         34,924,314         (3,803,195)            (41,993)        (3,555,348)
Contract owners' equity beginning of period ........         58,152,027         61,955,222           1,788,282          5,343,630
                                                       ----------------   ----------------    ----------------   ----------------
Contract owners' equity end of period ..............         93,076,341         58,152,027           1,746,289          1,788,282
                                                       ================   ================    ================   ================

CHANGES IN UNITS:
  Beginning units ..................................          6,856,576          6,105,234             263,209            657,996
                                                       ----------------   ----------------    ----------------   ----------------
  Units purchased ..................................         10,290,659          1,021,505              10,452             14,075
  Units redeemed ...................................         (9,048,219)          (270,163)           (116,000)          (408,862)
                                                       ----------------   ----------------    ----------------   ----------------
  Ending units .....................................          8,099,016          6,856,576             157,661            263,209
                                                       ================   ================    ================   ================

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                   GVITEmMrkts2                          GVITEmMrkts3
                                                       -----------------------------------    -----------------------------------
                                                             2003               2002                2003               2002
                                                       ----------------   ----------------    ----------------   ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) .....................   $        (20,506)                 -             (35,394)            (7,333)
  Realized gain (loss) on investments ..............          1,249,893                  -             521,440           (307,826)
  Change in unrealized gain (loss) on investments ..            190,672                  -           2,006,172           (174,688)
  Reinvested capital gains .........................                  -                  -                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ..............          1,420,059                  -           2,492,218           (489,847)
                                                       ----------------   ----------------    ----------------   ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners
   (note 3) ........................................          3,942,210                  -             428,868            234,583
  Transfers between funds ..........................           (112,770)                 -           8,341,749          2,043,462
  Redemptions (note 3) .............................           (448,950)                 -            (656,493)          (261,850)
  Annuity benefits .................................                  -                  -                   -                  -
  Annual contract maintenance charges (note 2) .....                 (8)                 -              (2,449)              (598)
  Contingent deferred sales charges (note 2) .......             (1,730)                 -              (3,573)            (1,794)
  Adjustments to maintain reserves .................                (34)                 -               1,947               (295)
                                                       ----------------   ----------------    ----------------   ----------------
      Net equity transactions ......................          3,378,718                  -           8,110,049          2,013,508
                                                       ----------------   ----------------    ----------------   ----------------

Net change in contract owners' equity ..............          4,798,777                  -          10,602,267          1,523,661
Contract owners' equity beginning of period ........                  -                  -           1,523,661                  -
                                                       ----------------   ----------------    ----------------   ----------------
Contract owners' equity end of period ..............   $      4,798,777                  -          12,125,928          1,523,661
                                                       ================   ================    ================   ================

CHANGES IN UNITS:
  Beginning units ..................................                  -                  -             203,046                  -
                                                       ----------------   ----------------    ----------------   ----------------
  Units purchased ..................................          7,152,245                  -           1,239,004            223,979
  Units redeemed ...................................         (6,862,248)                 -            (450,768)           (20,933)
                                                       ----------------   ----------------    ----------------   ----------------
  Ending units .....................................            289,997                  -             991,282            203,046
                                                       ================   ================    ================   ================

                                                                    GVITFHiInc                            GVITGlFin2
                                                       -----------------------------------    -----------------------------------
                                                             2003               2002                2003               2002
                                                       ----------------   ----------------    ----------------   ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) .....................            503,941                  -                (177)                 -
  Realized gain (loss) on investments ..............            442,815                  -              11,321                  -
  Change in unrealized gain (loss) on investments ..            182,135                  -               7,245                  -
  Reinvested capital gains .........................                  -                  -              79,081                  -
                                                       ----------------   ----------------    ----------------   ----------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ..............          1,128,891                  -              97,470                  -
                                                       ----------------   ----------------    ----------------   ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners
   (note 3) ........................................          9,952,487                  -             765,189                  -
  Transfers between funds ..........................         16,140,852                  -             112,558                  -
  Redemptions (note 3) .............................         (8,005,422)                 -             (16,152)                 -
  Annuity benefits .................................                  -                  -                   -                  -
  Annual contract maintenance charges (note 2) .....                (23)                 -                   -                  -
  Contingent deferred sales charges (note 2) .......             (4,299)                 -                (921)                 -
  Adjustments to maintain reserves .................               (234)                 -                 100                  -
                                                       ----------------   ----------------    ----------------   ----------------
      Net equity transactions ......................         18,083,361                  -             860,774                  -
                                                       ----------------   ----------------    ----------------   ----------------

Net change in contract owners' equity ..............         19,212,252                  -             958,244                  -
Contract owners' equity beginning of period ........                  -                  -                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
Contract owners' equity end of period ..............         19,212,252                  -             958,244                  -
                                                       ================   ================    ================   ================

CHANGES IN UNITS:
  Beginning units ..................................                  -                  -                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
  Units purchased ..................................          3,848,194                  -             108,274                  -
  Units redeemed ...................................         (2,238,153)                 -             (40,569)                 -
                                                       ----------------   ----------------    ----------------   ----------------
  Ending units .....................................          1,610,041                  -              67,705                  -
                                                       ================   ================    ================   ================

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                    GVITGlFin3                           GVITGlHlth2
                                                       -----------------------------------    -----------------------------------
                                                             2003               2002                2003               2002
                                                       ----------------   ----------------    ----------------   ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) .....................   $        (10,558)            (4,455)             (7,623)                 -
  Realized gain (loss) on investments ..............             97,927             82,078               4,008                  -
  Change in unrealized gain (loss) on investments ..            160,139             (2,659)           (108,053)                 -
  Reinvested capital gains .........................            209,325                  -             230,383                  -
                                                       ----------------   ----------------    ----------------   ----------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ..............            456,833             74,964             118,715                  -
                                                       ----------------   ----------------    ----------------   ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners
   (note 3) ........................................             94,079             25,726           1,896,411                  -
  Transfers between funds ..........................            944,193            985,755             224,380                  -
  Redemptions (note 3) .............................           (197,505)          (166,435)             (8,189)                 -
  Annuity benefits .................................                  -                  -                   -                  -
  Annual contract maintenance charges (note 2) .....               (590)               (80)                  -                  -
  Contingent deferred sales charges (note 2) .......             (1,410)               (24)                (77)                 -
  Adjustments to maintain reserves .................                (67)                85                 (14)                 -
                                                       ----------------   ----------------    ----------------   ----------------
      Net equity transactions ......................            838,700            845,027           2,112,511                  -
                                                       ----------------   ----------------    ----------------   ----------------
Net change in contract owners' equity ..............          1,295,533            919,991           2,231,226                  -
Contract owners' equity beginning of period ........            919,991                  -                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
Contract owners' equity end of period ..............   $      2,215,524            919,991           2,231,226                  -
                                                       ================   ================    ================   ================

CHANGES IN UNITS:
  Beginning units ..................................            107,155                  -                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
  Units purchased ..................................            267,375            122,296             184,411                  -
  Units redeemed ...................................           (189,647)           (15,141)            (22,725)                 -
                                                       ----------------   ----------------    ----------------   ----------------
  Ending units .....................................            184,883            107,155             161,686                  -
                                                       ================   ================    ================   ================

                                                                   GVITGlHlth3                            GVITGlTech
                                                       -----------------------------------    -----------------------------------
                                                             2003               2002                2003               2002
                                                       ----------------   ----------------    ----------------   ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) .....................            (64,351)            (6,352)            (16,174)           (15,491)
  Realized gain (loss) on investments ..............            567,729              3,190            (353,172)          (967,491)
  Change in unrealized gain (loss) on investments ..            (79,836)           (70,342)            928,597           (766,257)
  Reinvested capital gains .........................            758,395                  -                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ..............          1,181,937            (73,504)            559,251         (1,749,239)
                                                       ----------------   ----------------    ----------------   ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners
   (note 3) ........................................            529,712            340,250               4,119             82,080
  Transfers between funds ..........................          4,810,527          1,234,262            (314,174)           991,061
  Redemptions (note 3) .............................           (910,267)           (82,382)           (768,653)          (325,346)
  Annuity benefits .................................                  -                  -                   -                  -
  Annual contract maintenance charges (note 2) .....             (2,327)              (239)             (1,031)            (1,649)
  Contingent deferred sales charges (note 2) .......             (6,257)              (455)             (2,137)            (3,564)
  Adjustments to maintain reserves .................                245                278              (1,801)             7,215
                                                       ----------------   ----------------    ----------------   ----------------
      Net equity transactions ......................          4,421,633          1,491,714          (1,083,677)           749,797
                                                       ----------------   ----------------    ----------------   ----------------

Net change in contract owners' equity ..............          5,603,570          1,418,210            (524,426)          (999,442)
Contract owners' equity beginning of period ........          1,418,210                  -           1,708,163          2,707,605
                                                       ----------------   ----------------    ----------------   ----------------
Contract owners' equity end of period ..............          7,021,780          1,418,210           1,183,737          1,708,163
                                                       ================   ================    ================   ================

CHANGES IN UNITS:
  Beginning units ..................................            171,383                  -             892,288            798,837
                                                       ----------------   ----------------    ----------------   ----------------
  Units purchased ..................................          1,038,637            179,904                 280            115,192
  Units redeemed ...................................           (581,239)            (8,521)           (488,956)           (21,741)
                                                       ----------------   ----------------    ----------------   ----------------
  Ending units .....................................            628,781            171,383             403,612            892,288
                                                       ================   ================    ================   ================

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                   GVITGlTech2                           GVITGlTech3
                                                       -----------------------------------    -----------------------------------
                                                             2003               2002                2003               2002
                                                       ----------------   ----------------    ----------------   ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) .....................   $         (8,684)                 -             (73,455)            (5,569)
  Realized gain (loss) on investments ..............             75,119                  -             684,570            (64,116)
  Change in unrealized gain (loss) on investments ..             (4,382)                 -           1,022,582           (249,074)
  Reinvested capital gains .........................                  -                  -                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ..............             62,053                  -           1,633,697           (318,759)
                                                       ----------------   ----------------    ----------------   ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners
   (note 3) ........................................          1,811,955                  -             644,022            101,972
  Transfers between funds ..........................          1,684,381                  -           5,836,420          2,439,133
  Redemptions (note 3) .............................            (20,492)                 -            (786,694)           (95,683)
  Annuity benefits .................................                  -                  -                   -                  -
  Annual contract maintenance charges (note 2) .....                                     -              (2,349)              (239)
  Contingent deferred sales charges (note 2) .......                (29)                 -              (6,428)              (388)
  Adjustments to maintain reserves .................                (24)                 -               1,728                (96)
                                                       ----------------   ----------------    ----------------   ----------------
      Net equity transactions ......................          3,475,791                  -           5,686,699          2,444,699
                                                       ----------------   ----------------    ----------------   ----------------

Net change in contract owners' equity ..............          3,537,844                  -           7,320,396          2,125,940
Contract owners' equity beginning of period ........                  -                  -           2,125,940                  -
                                                       ----------------   ----------------    ----------------   ----------------
Contract owners' equity end of period ..............   $      3,537,844                  -           9,446,336          2,125,940
                                                       ================   ================    ================   ================

CHANGES IN UNITS:
  Beginning units ..................................                  -                  -             298,373                  -
                                                       ----------------   ----------------    ----------------   ----------------
  Units purchased ..................................            283,209                  -           1,331,363            309,200
  Units redeemed ...................................            (51,533)                 -            (763,945)           (10,827)
                                                       ----------------   ----------------    ----------------   ----------------
  Ending units .....................................            231,676                  -             865,791            298,373
                                                       ================   ================    ================   ================

                                                                    GVITGlUtl2                            GVITGlUtl3
                                                       -----------------------------------    -----------------------------------
                                                             2003               2002                2003               2002
                                                       ----------------   ----------------    ----------------   ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) .....................             (2,977)                 -              (5,956)                10
  Realized gain (loss) on investments ..............             22,727                  -              40,769            (16,815)
  Change in unrealized gain (loss) on investments ..            102,289                  -             138,162              1,981
  Reinvested capital gains .........................                  -                  -                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ..............            122,039                  -             172,975            (14,824)
                                                       ----------------   ----------------    ----------------   ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners
   (note 3) ........................................            740,015                  -              91,183              6,882
  Transfers between funds ..........................            251,049                  -             649,359            565,563
  Redemptions (note 3) .............................            (20,874)                 -            (222,411)           (19,189)
  Annuity benefits .................................                  -                  -                   -                  -
  Annual contract maintenance charges (note 2) .....                  -                  -                (343)               (29)
  Contingent deferred sales charges (note 2) .......                  -                  -                (461)                (5)
  Adjustments to maintain reserves .................                 (3)                 -                 (38)               332
                                                       ----------------   ----------------    ----------------   ----------------
      Net equity transactions ......................            970,187                  -             517,289            553,554
                                                       ----------------   ----------------    ----------------   ----------------

Net change in contract owners' equity ..............          1,092,226                  -             690,264            538,730
Contract owners' equity beginning of period ........                  -                  -             538,730                  -
                                                       ----------------   ----------------    ----------------   ----------------
Contract owners' equity end of period ..............          1,092,226                  -           1,228,994            538,730
                                                       ================   ================    ================   ================

CHANGES IN UNITS:
  Beginning units ..................................                  -                  -              62,563                  -
                                                       ----------------   ----------------    ----------------   ----------------
  Units purchased ..................................             95,868                  -             196,934             64,592
  Units redeemed ...................................             (7,965)                 -            (142,980)            (2,029)
                                                       ----------------   ----------------    ----------------   ----------------
  Ending units .....................................             87,903                  -             116,517             62,563
                                                       ================   ================    ================   ================

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                    GVITGvtBd                             GVITGrowth
                                                       -----------------------------------    -----------------------------------
                                                             2003               2002                2003               2002
                                                       ----------------   ----------------    ----------------   ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) .....................   $      8,038,348         13,662,678          (1,147,204)        (1,497,278)
  Realized gain (loss) on investments ..............          7,533,186         12,560,451         (20,005,849)       (72,854,922)
  Change in unrealized gain (loss) on investments ..        (13,375,059)         8,524,601          44,652,060         34,174,405
  Reinvested capital gains .........................            655,432          3,994,953                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ..............          2,851,907         38,742,683          23,499,007        (40,177,795)
                                                       ----------------   ----------------    ----------------   ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners
   (note 3) ........................................         37,348,513         17,106,815           4,996,332          6,861,942
  Transfers between funds ..........................       (101,292,024)       185,709,438          (1,134,680)       (14,840,542)
  Redemptions (note 3) .............................       (105,001,170)      (104,167,989)        (12,997,286)       (18,916,695)
  Annuity benefits .................................           (111,495)           (69,058)            (37,452)           (55,088)
  Annual contract maintenance charges (note 2) .....           (199,816)          (181,490)            (97,197)          (116,333)
  Contingent deferred sales charges (note 2) .......           (503,003)          (579,309)           (118,905)          (195,785)
  Adjustments to maintain reserves .................             21,643             81,665                (460)           (16,967)
                                                       ----------------   ----------------    ----------------   ----------------
      Net equity transactions ......................       (169,737,352)        97,900,072          (9,389,648)       (27,279,468)
                                                       ----------------   ----------------    ----------------   ----------------

Net change in contract owners' equity ..............       (166,885,445)       136,642,755          14,109,359        (67,457,263)
Contract owners' equity beginning of period ........        517,645,037        381,002,282          81,594,760        149,052,023
                                                       ----------------   ----------------    ----------------   ----------------
Contract owners' equity end of period ..............   $    350,759,592        517,645,037          95,704,119         81,594,760
                                                       ================   ================    ================   ================

CHANGES IN UNITS:
  Beginning units ..................................         21,446,849         17,001,418           7,527,420          9,697,122
                                                       ----------------   ----------------    ----------------   ----------------
  Units purchased ..................................          8,766,837          5,953,885           2,253,420            553,569
  Units redeemed ...................................        (15,491,908)        (1,508,454)         (3,059,080)        (2,723,271)
                                                       ----------------   ----------------    ----------------   ----------------
  Ending units .....................................         14,721,778         21,446,849           6,721,760          7,527,420
                                                       ================   ================    ================   ================

                                                                    GVITIDAgg                             GVITIDCon
                                                       -----------------------------------    -----------------------------------
                                                             2003               2002                2003               2002
                                                       ----------------   ----------------    ----------------   ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) .....................             42,703               (472)            245,869            107,162
  Realized gain (loss) on investments ..............            514,942            (52,727)            393,675            (30,348)
  Change in unrealized gain (loss) on investments ..          1,660,220            (56,633)            654,325             79,319
  Reinvested capital gains .........................            307,531                 94             131,135              7,032
                                                       ----------------   ----------------    ----------------   ----------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ..............          2,525,396           (109,738)          1,425,004            163,165
                                                       ----------------   ----------------    ----------------   ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners
   (note 3) ........................................         21,669,142            216,291          27,189,584            222,994
  Transfers between funds ..........................          4,377,590          1,789,709          (2,785,305)        15,358,985
  Redemptions (note 3) .............................         (1,268,732)           (66,585)         (4,486,196)        (1,290,787)
  Annuity benefits .................................                  -                  -                   -                  -
  Annual contract maintenance charges (note 2) .....             (2,451)              (598)             (4,295)            (1,346)
  Contingent deferred sales charges (note 2) .......             (7,285)              (784)            (14,461)            (9,262)
  Adjustments to maintain reserves .................                 70                (27)               (292)               (98)
                                                       ----------------   ----------------    ----------------   ----------------
      Net equity transactions ......................         24,768,334          1,938,006          19,899,035         14,280,486
                                                       ----------------   ----------------    ----------------   ----------------

Net change in contract owners' equity ..............         27,293,730          1,828,268          21,324,039         14,443,651
Contract owners' equity beginning of period ........          1,828,268                  -          14,443,651                  -
                                                       ----------------   ----------------    ----------------   ----------------
Contract owners' equity end of period ..............         29,121,998          1,828,268          35,767,690         14,443,651
                                                       ================   ================    ================   ================

CHANGES IN UNITS:
  Beginning units ..................................            222,189                  -           1,455,743                  -
                                                       ----------------   ----------------    ----------------   ----------------
  Units purchased ..................................          3,110,806            229,327           4,344,755          1,567,109
  Units redeemed ...................................         (1,013,843)            (7,138)         (2,446,179)          (111,366)
                                                       ----------------   ----------------    ----------------   ----------------
  Ending units .....................................          2,319,152            222,189           3,354,319          1,455,743
                                                       ================   ================    ================   ================

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                    GVITIDMod                            GVITIDModAgg
                                                       -----------------------------------    -----------------------------------
                                                             2003               2002                2003               2002
                                                       ----------------   ----------------    ----------------   ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) .....................   $        373,910             67,170              99,072             16,834
  Realized gain (loss) on investments ..............            (81,961)          (271,576)           (146,320)          (601,792)
  Change in unrealized gain (loss) on investments ..          8,449,438           (282,745)          6,847,987           (371,242)
  Reinvested capital gains .........................             42,229             15,386                   -             13,278
                                                       ----------------   ----------------    ----------------   ----------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ..............          8,783,616           (471,765)          6,800,739           (942,922)
                                                       ----------------   ----------------    ----------------   ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners
   (note 3) ........................................         80,808,903            946,676          53,852,171            590,440
  Transfers between funds ..........................         21,805,483         21,045,326          11,259,606          9,970,261
  Redemptions (note 3) .............................         (9,121,624)        (2,391,481)         (1,811,589)          (876,754)
  Annuity benefits .................................                  -                  -                   -                  -
  Annual contract maintenance charges (note 2) .....            (10,000)            (2,014)             (6,354)            (1,346)
  Contingent deferred sales charges (note 2) .......            (31,628)           (11,329)            (10,077)            (4,110)
  Adjustments to maintain reserves .................               (101)              (105)                147               (128)
                                                       ----------------   ----------------    ----------------   ----------------
      Net equity transactions ......................         93,450,926         19,587,073          63,283,904          9,678,363
                                                       ----------------   ----------------    ----------------   ----------------
Net change in contract owners' equity ..............        102,234,542         19,115,308          70,084,643          8,735,441
Contract owners' equity beginning of period ........         19,115,308                  -           8,735,441                  -
                                                       ----------------   ----------------    ----------------   ----------------
Contract owners' equity end of period ..............   $    121,349,850         19,115,308          78,820,084          8,735,441
                                                       ================   ================    ================   ================

CHANGES IN UNITS:
  Beginning units ..................................          2,118,040                  -           1,018,177                  -
                                                       ----------------   ----------------    ----------------   ----------------
  Units purchased ..................................         10,502,476          2,325,773           6,239,115          1,096,227
  Units redeemed ...................................         (2,167,501)          (207,733)           (762,743)           (78,050)
                                                       ----------------   ----------------    ----------------   ----------------
  Ending units .....................................         10,453,015          2,118,040           6,494,549          1,018,177
                                                       ================   ================    ================   ================

                                                                   GVITIDModCon                           GVITIntGro
                                                       -----------------------------------    -----------------------------------
                                                             2003               2002                2003               2002
                                                       ----------------   ----------------    ----------------   ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) .....................            221,747             46,934              (1,633)            (3,095)
  Realized gain (loss) on investments ..............             91,558           (132,306)            (11,226)            (9,540)
  Change in unrealized gain (loss) on investments ..          2,317,791             17,343              47,694            (41,737)
  Reinvested capital gains .........................             70,293              8,861                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ..............          2,701,389            (59,168)             34,835            (54,372)
                                                       ----------------   ----------------    ----------------   ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners
   (note 3) ........................................         33,036,986            211,987                   -             23,111
  Transfers between funds ..........................          6,196,734          9,035,918              (7,805)           (47,008)
  Redemptions (note 3) .............................         (3,055,163)        (1,270,935)            (35,066)            (5,403)
  Annuity benefits .................................             (1,810)              (242)                  -                  -
  Annual contract maintenance charges (note 2) .....             (4,231)            (1,014)               (156)              (202)
  Contingent deferred sales charges (note 2) .......            (12,029)            (2,268)               (303)               (49)
  Adjustments to maintain reserves .................             12,267             (7,449)               (445)                80
                                                       ----------------   ----------------    ----------------   ----------------
      Net equity transactions ......................         36,172,754          7,965,997             (43,775)           (29,471)
                                                       ----------------   ----------------    ----------------   ----------------
Net change in contract owners' equity ..............         38,874,143          7,906,829              (8,940)           (83,843)
Contract owners' equity beginning of period ........          7,906,829                  -             143,224            227,067
                                                       ----------------   ----------------    ----------------   ----------------
Contract owners' equity end of period ..............         46,780,972          7,906,829             134,284            143,224
                                                       ================   ================    ================   ================

CHANGES IN UNITS:
  Beginning units ..................................            830,335                  -              29,445             34,979
                                                       ----------------   ----------------    ----------------   ----------------
  Units purchased ..................................          4,475,226            930,660                   -              4,367
  Units redeemed ...................................         (1,103,283)          (100,325)             (8,829)            (9,901)
                                                       ----------------   ----------------    ----------------   ----------------
  Ending units .....................................          4,202,278            830,335              20,616             29,445
                                                       ================   ================    ================   ================

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                   GVITIntGro3                           GVITSMdCpGr
                                                       -----------------------------------    -----------------------------------
                                                             2003               2002                2003               2002
                                                       ----------------   ----------------    ----------------   ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) .....................   $        (17,848)            (3,324)           (205,386)          (192,995)
  Realized gain (loss) on investments ..............             (7,718)           (20,594)          2,672,811         (8,309,659)
  Change in unrealized gain (loss) on investments ..            507,463            (37,448)          2,078,739            300,956
  Reinvested capital gains .........................                  -                  -                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ..............            481,897            (61,366)          4,546,164         (8,201,698)
                                                       ----------------   ----------------    ----------------   ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners
   (note 3) ........................................            103,982             45,883           1,067,400            890,430
  Transfers between funds ..........................          1,331,341            740,457           8,110,185          2,517,771
  Redemptions (note 3) .............................           (299,761)           (29,211)         (5,015,526)        (2,959,531)
  Annuity benefits .................................               (276)                 -                (699)                 -
  Annual contract maintenance charges (note 2) .....               (442)               (75)             (7,014)            (7,123)
  Contingent deferred sales charges (note 2) .......             (1,432)               (59)            (19,144)           (23,332)
  Adjustments to maintain reserves .................              1,154                  -                (176)            (2,449)
                                                       ----------------   ----------------    ----------------   ----------------
      Net equity transactions ......................          1,134,566            756,995           4,135,026            415,766
                                                       ----------------   ----------------    ----------------   ----------------

Net change in contract owners' equity ..............          1,616,463            695,629           8,681,190         (7,785,932)
Contract owners' equity beginning of period ........            695,629                  -           9,184,293         16,970,225
                                                       ----------------   ----------------    ----------------   ----------------
Contract owners' equity end of period ..............   $      2,312,092            695,629          17,865,483          9,184,293
                                                       ================   ================    ================   ================

CHANGES IN UNITS:
  Beginning units ..................................             89,607                  -           2,660,898          3,055,759
                                                       ----------------   ----------------    ----------------   ----------------
  Units purchased ..................................            202,085             92,816          11,284,599          2,209,740
  Units redeemed ...................................            (69,187)            (3,209)        (10,205,683)        (2,604,601)
                                                       ----------------   ----------------    ----------------   ----------------
  Ending units .....................................            222,505             89,607           3,739,814          2,660,898
                                                       ================   ================    ================   ================

                                                                   GVITSMdCpGr2                           GVITMyMkt
                                                       -----------------------------------    -----------------------------------
                                                             2003               2002                2003               2002
                                                       ----------------   ----------------    ----------------   ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) .....................             (7,166)                 -          (5,014,178)        (1,277,011)
  Realized gain (loss) on investments ..............              3,557                  -                   -           (271,299)
  Change in unrealized gain (loss) on investments ..            117,466                  -                   -            (32,086)
  Reinvested capital gains .........................                  -                  -                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ..............            113,857                  -          (5,014,178)        (1,580,396)
                                                       ----------------   ----------------    ----------------   ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners
   (note 3) ........................................          1,948,948                  -         230,093,906         48,387,997
  Transfers between funds ..........................          1,768,885                  -         (84,818,802)       264,560,305
  Redemptions (note 3) .............................            (62,229)                 -        (364,313,904)      (495,152,972)
  Annuity benefits .................................                  -                  -             (55,834)           (55,294)
  Annual contract maintenance charges (note 2) .....                  -                  -            (317,992)          (355,266)
  Contingent deferred sales charges (note 2) .......               (914)                 -          (1,446,118)        (2,792,055)
  Adjustments to maintain reserves .................                (32)                 -             162,302             95,589
                                                       ----------------   ----------------    ----------------   ----------------
      Net equity transactions ......................          3,654,658                  -        (220,696,442)      (185,311,696)
                                                       ----------------   ----------------    ----------------   ----------------

Net change in contract owners' equity ..............          3,768,515                  -        (225,710,620)      (186,892,092)
Contract owners' equity beginning of period ........                  -                  -         756,058,771        942,950,863
                                                       ----------------   ----------------    ----------------   ----------------
Contract owners' equity end of period ..............          3,768,515                  -         530,348,151        756,058,771
                                                       ================   ================    ================   ================

CHANGES IN UNITS:
  Beginning units ..................................                  -                  -          41,511,317         52,653,826
                                                       ----------------   ----------------    ----------------   ----------------
  Units purchased ..................................            321,564                  -         153,639,414         19,137,980
  Units redeemed ...................................            (21,594)                 -        (163,605,187)       (30,280,489)
                                                       ----------------   ----------------    ----------------   ----------------
  Ending units .....................................            299,970                  -          31,545,544         41,511,317
                                                       ================   ================    ================   ================

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                    GVITNWFund                           GVITNWFund2
                                                       -----------------------------------    -----------------------------------
                                                             2003               2002                2003               2002
                                                       ----------------   ----------------    ----------------   ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) .....................   $     (3,323,633)        (2,805,507)            (10,803)                 -
  Realized gain (loss) on investments ..............        (77,254,868)      (106,751,648)             14,840                  -
  Change in unrealized gain (loss) on investments ..        178,303,231          1,305,594             219,261                  -
  Reinvested capital gains .........................                  -                  -                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ..............         97,724,730       (108,251,561)            223,298                  -
                                                       ----------------   ----------------    ----------------   ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners
   (note 3) ........................................         13,179,091         16,206,775           2,686,092                  -
  Transfers between funds ..........................        (11,472,548)       (29,731,820)            267,614                  -
  Redemptions (note 3) .............................        (66,975,748)       (88,851,397)             (8,451)                 -
  Annuity benefits .................................           (149,633)          (182,360)                  -                  -
  Annual contract maintenance charges (note 2) .....           (331,678)          (392,578)                  -                  -
  Contingent deferred sales charges (note 2) .......           (433,525)          (694,896)                  -                  -
  Adjustments to maintain reserves .................               (659)           (22,581)                (83)                 -
                                                       ----------------   ----------------    ----------------   ----------------
      Net equity transactions ......................        (66,184,700)      (103,668,857)          2,945,172                  -
                                                       ----------------   ----------------    ----------------   ----------------

Net change in contract owners' equity ..............         31,540,030       (211,920,418)          3,168,470                  -
Contract owners' equity beginning of period ........        422,243,927        634,164,345                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
Contract owners' equity end of period ..............   $    453,783,957        422,243,927           3,168,470                  -
                                                       ================   ================    ================   ================

CHANGES IN UNITS:
  Beginning units ..................................         13,952,126         17,661,402                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
  Units purchased ..................................            734,517            587,200             255,631                  -
  Units redeemed ...................................         (3,077,944)        (4,296,476)            (14,425)                 -
                                                       ----------------   ----------------    ----------------   ----------------
  Ending units .....................................         11,608,699         13,952,126             241,206                  -
                                                       ================   ================    ================   ================

                                                                    GVITLead3                            GVITSmCapGr
                                                       -----------------------------------    -----------------------------------
                                                             2003               2002                2003               2002
                                                       ----------------   ----------------    ----------------   ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) .....................            (11,460)            (2,347)           (199,093)          (189,575)
  Realized gain (loss) on investments ..............             (1,979)          (122,392)            588,987         (3,665,172)
  Change in unrealized gain (loss) on investments ..            212,975            (40,907)          3,338,753         (2,508,514)
  Reinvested capital gains .........................                  -                  -                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ..............            199,536           (165,646)          3,728,647         (6,363,261)
                                                       ----------------   ----------------    ----------------   ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners
   (note 3) ........................................            117,196             97,032           1,118,071          1,101,873
  Transfers between funds ..........................           (114,806)         1,434,724           5,441,020           (263,029)
  Redemptions (note 3) .............................           (212,650)          (186,605)         (3,086,230)        (2,913,952)
  Annuity benefits .................................                  -                  -                (959)                 -
  Annual contract maintenance charges (note 2) .....               (634)              (394)             (8,114)            (6,947)
  Contingent deferred sales charges (note 2) .......             (1,015)              (557)            (14,383)           (22,762)
  Adjustments to maintain reserves .................                (22)               895                 (17)             2,638
                                                       ----------------   ----------------    ----------------   ----------------
      Net equity transactions ......................           (211,931)         1,345,095           3,449,388         (2,102,179)
                                                       ----------------   ----------------    ----------------   ----------------

Net change in contract owners' equity ..............            (12,395)         1,179,449           7,178,035         (8,465,440)
Contract owners' equity beginning of period ........          1,179,449                  -          11,172,305         19,637,745
                                                       ----------------   ----------------    ----------------   ----------------
Contract owners' equity end of period ..............          1,167,054          1,179,449          18,350,340         11,172,305
                                                       ================   ================    ================   ================

CHANGES IN UNITS:
  Beginning units ..................................            140,893                  -           2,398,287          2,774,965
                                                       ----------------   ----------------    ----------------   ----------------
  Units purchased ..................................             71,531            156,193           7,204,053            200,014
  Units redeemed ...................................            (99,952)           (15,300)         (6,633,433)          (576,692)
                                                       ----------------   ----------------    ----------------   ----------------
  Ending units .....................................            112,472            140,893           2,968,907          2,398,287
                                                       ================   ================    ================   ================

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                   GVITSmCapGr2                          GVITSmCapVal
                                                       -----------------------------------    -----------------------------------
                                                             2003               2002                2003               2002
                                                       ----------------   ----------------    ----------------   ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) .....................   $        (14,158)                 -          (1,654,159)        (2,359,664)
  Realized gain (loss) on investments ..............            155,088                  -         (13,425,390)       (38,815,488)
  Change in unrealized gain (loss) on investments ..             79,342                  -          69,125,831        (28,951,440)
  Reinvested capital gains .........................                  -                  -                   -          4,631,104
                                                       ----------------   ----------------    ----------------   ----------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ..............            220,272                  -          54,046,282        (65,495,488)
                                                       ----------------   ----------------    ----------------   ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners
   (note 3) ........................................          2,618,635                  -           6,485,414          8,463,979
  Transfers between funds ..........................            644,772                  -          11,733,542        (18,400,885)
  Redemptions (note 3) .............................            (45,960)                 -         (22,851,335)       (39,067,543)
  Annuity benefits .................................                  -                  -             (21,456)           (12,299)
  Annual contract maintenance charges (note 2) .....                  -                  -             (64,915)           (86,343)
  Contingent deferred sales charges (note 2) .......             (1,057)                 -            (139,798)          (269,060)
  Adjustments to maintain reserves .................              1,753                  -              (4,264)           (47,239)
                                                       ----------------   ----------------    ----------------   ----------------
      Net equity transactions ......................          3,218,143                  -          (4,862,812)       (49,419,390)
                                                       ----------------   ----------------    ----------------   ----------------
Net change in contract owners' equity ..............          3,438,415                  -          49,183,470       (114,914,878)
Contract owners' equity beginning of period ........                  -                  -         111,916,674        226,831,552
                                                       ----------------   ----------------    ----------------   ----------------
Contract owners' equity end of period ..............   $      3,438,415                  -         161,100,144        111,916,674
                                                       ================   ================    ================   ================

CHANGES IN UNITS:
  Beginning units ..................................                  -                  -          10,426,144         15,189,321
                                                       ----------------   ----------------    ----------------   ----------------
  Units purchased ..................................          1,019,210                  -           9,553,513            822,689
  Units redeemed ...................................           (765,539)                 -         (10,286,554)        (5,585,866)
                                                       ----------------   ----------------    ----------------   ----------------
  Ending units .....................................            253,671                  -           9,693,103         10,426,144
                                                       ================   ================    ================   ================

                                                                  GVITSmCapVal2                           GVITSmComp
                                                       -----------------------------------    -----------------------------------
                                                             2003               2002                2003               2002
                                                       ----------------   ----------------    ----------------   ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) .....................            (28,005)                 -          (2,655,470)        (3,198,218)
  Realized gain (loss) on investments ..............             47,266                  -          (9,892,581)       (34,039,183)
  Change in unrealized gain (loss) on investments ..            909,806                  -          77,900,610        (11,178,041)
  Reinvested capital gains .........................                  -                  -                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ..............            929,067                  -          65,352,559        (48,415,442)
                                                       ----------------   ----------------    ----------------   ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners
   (note 3) ........................................          7,044,266                  -           6,688,778          8,505,005
  Transfers between funds ..........................          1,589,806                  -           1,543,271        (12,859,322)
  Redemptions (note 3) .............................            (43,401)                 -         (35,186,424)       (39,499,767)
  Annuity benefits .................................                  -                  -             (61,914)           (72,796)
  Annual contract maintenance charges (note 2) .....                  -                  -            (107,641)          (122,028)
  Contingent deferred sales charges (note 2) .......                (16)                 -            (232,055)          (341,397)
  Adjustments to maintain reserves .................                (20)                 -              17,070           (141,664)
                                                       ----------------   ----------------    ----------------   ----------------
      Net equity transactions ......................          8,590,635                  -         (27,338,915)       (44,531,969)
                                                       ----------------   ----------------    ----------------   ----------------

Net change in contract owners' equity ..............          9,519,702                  -          38,013,644        (92,947,411)
Contract owners' equity beginning of period ........                  -                  -         187,733,918        280,681,329
                                                       ----------------   ----------------    ----------------   ----------------
Contract owners' equity end of period ..............          9,519,702                  -         225,747,562        187,733,918
                                                       ================   ================    ================   ================

CHANGES IN UNITS:
  Beginning units ..................................                  -                  -          10,259,753         12,511,847
                                                       ----------------   ----------------    ----------------   ----------------
  Units purchased ..................................            656,813                  -           4,455,800            436,768
  Units redeemed ...................................            (83,711)                 -          (5,849,524)        (2,688,862)
                                                       ----------------   ----------------    ----------------   ----------------
  Ending units .....................................            573,102                  -           8,866,029         10,259,753
                                                       ================   ================    ================   ================

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                   GVITSmComp2                            GVITTGroFoc
                                                       -----------------------------------    -----------------------------------
                                                            2003                2002                2003               2002
                                                       ----------------   ----------------    ----------------   ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) .....................   $        (39,290)                 -             (14,302)           (30,212)
  Realized gain (loss) on investments ..............            196,486                  -             (95,135)        (1,050,131)
  Change in unrealized gain (loss) on investments ..            701,092                  -             537,526           (430,853)
  Reinvested capital gains .........................                  -                  -                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ..............            858,288                  -             428,089         (1,511,196)
                                                       ----------------   ----------------    ----------------   ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners
   (note 3) ........................................          8,870,217                  -                 (68)            52,989
  Transfers between funds ..........................           (101,573)                 -            (229,503)        (1,339,964)
  Redemptions (note 3) .............................           (131,369)                 -             (38,120)          (503,572)
  Annuity benefits .................................                  -                  -                   -                  -
  Annual contract maintenance charges (note 2) .....                  -                  -                (622)            (1,170)
  Contingent deferred sales charges (note 2) .......             (1,703)                 -                (254)            (3,602)
  Adjustments to maintain reserves .................               (123)                 -                (539)            (1,945)
                                                       ----------------   ----------------    ----------------   ----------------
      Net equity transactions ......................          8,635,449                  -            (269,106)        (1,797,264)
                                                       ----------------   ----------------    ----------------   ----------------

Net change in contract owners' equity ..............          9,493,737                  -             158,983         (3,308,460)
Contract owners' equity beginning of period ........                  -                  -           1,012,335          4,320,795
                                                       ----------------   ----------------    ----------------   ----------------
Contract owners' equity end of period ..............   $      9,493,737                  -           1,171,318          1,012,335
                                                       ================   ================    ================   ================

CHANGES IN UNITS:
  Beginning units ..................................                  -                  -             471,889          1,136,075
                                                       ----------------   ----------------    ----------------   ----------------
  Units purchased ..................................          1,404,238                  -                 140             19,656
  Units redeemed ...................................           (751,901)                 -            (105,546)          (683,842)
                                                       ----------------   ----------------    ----------------   ----------------
  Ending units .....................................            652,337                  -             366,483            471,889
                                                       ================   ================    ================   ================

                                                                  GVITTGroFoc3                               GVITUSGro2
                                                       -----------------------------------    -----------------------------------
                                                            2003               2002                 2003               2002
                                                       ----------------   ----------------    ----------------   ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) .....................            (19,773)            (4,589)            (16,517)                 -
  Realized gain (loss) on investments ..............             40,935            (33,006)             30,844                  -
  Change in unrealized gain (loss) on investments ..            482,063           (124,283)             26,541                  -
  Reinvested capital gains .........................                  -                  -             262,487                  -
                                                       ----------------   ----------------    ----------------   ----------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ..............            503,225           (161,878)            303,355                  -
                                                       ----------------   ----------------    ----------------   ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners
   (note 3) ........................................            133,574             55,400           3,335,171                  -
  Transfers between funds ..........................          1,060,137          1,232,198             493,660                  -
  Redemptions (note 3) .............................           (202,908)          (141,665)            (23,128)                 -
  Annuity benefits .................................                  -                  -                   -                  -
  Annual contract maintenance charges (note 2) .....               (664)              (144)                  -                  -
  Contingent deferred sales charges (note 2) .......               (469)              (118)             (1,065)                 -
  Adjustments to maintain reserves .................               (739)                44                  90                  -
                                                       ----------------   ----------------    ----------------   ----------------
      Net equity transactions ......................            988,931          1,145,715           3,804,728                  -
                                                       ----------------   ----------------    ----------------   ----------------

Net change in contract owners' equity ..............          1,492,156            983,837           4,108,083                  -
Contract owners' equity beginning of period ........            983,837                  -                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
Contract owners' equity end of period ..............          2,475,993            983,837           4,108,083                  -
                                                       ================   ================    ================   ================

CHANGES IN UNITS:
  Beginning units ..................................            131,428                  -                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
  Units purchased ..................................            374,074            144,455             300,457                  -
  Units redeemed ...................................           (282,734)           (13,027)            (25,103)                 -
                                                       ----------------   ----------------    ----------------   ----------------
  Ending units .....................................            222,768            131,428             275,354                  -
                                                       ================   ================    ================   ================

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                    GVITUSGro3                          GVITVKMultiSec
                                                       -----------------------------------    -----------------------------------
                                                             2003               2002                2003               2002
                                                       ----------------   ----------------    ----------------   ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) .....................   $        (82,089)            (1,164)          1,050,031            767,325
  Realized gain (loss) on investments ..............            453,299              2,479             793,234           (231,922)
  Change in unrealized gain (loss) on investments ..            938,406            (18,595)            716,522            434,781
  Reinvested capital gains .........................            806,103                  -                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ..............          2,115,719            (17,280)          2,559,787            970,184
                                                       ----------------   ----------------    ----------------   ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners
   (note 3) ........................................            524,434             35,292           7,790,724            918,736
  Transfers between funds ..........................         10,533,897            301,377           6,977,683          8,197,373
  Redemptions (note 3) .............................         (1,253,541)            (6,396)         (6,805,169)        (3,713,311)
  Annuity benefits .................................                  -                  -              (7,159)              (868)
  Annual contract maintenance charges (note 2) .....             (2,358)               (25)             (7,500)            (5,368)
  Contingent deferred sales charges (note 2) .......             (6,215)                 -             (31,783)           (17,855)
  Adjustments to maintain reserves .................             (2,138)               465              (1,280)            (1,600)
                                                       ----------------   ----------------    ----------------   ----------------
      Net equity transactions ......................          9,794,079            330,713           7,915,516          5,377,107
                                                       ----------------   ----------------    ----------------   ----------------

Net change in contract owners' equity ..............         11,909,798            313,433          10,475,303          6,347,291
Contract owners' equity beginning of period ........            313,433                  -          19,468,334         13,121,043
                                                       ----------------   ----------------    ----------------   ----------------
Contract owners' equity end of period ..............   $     12,223,231            313,433          29,943,637         19,468,334
                                                       ================   ================    ================   ================

CHANGES IN UNITS:
  Beginning units ..................................             38,325                  -           1,720,805          1,227,820
                                                       ----------------   ----------------    ----------------   ----------------
  Units purchased ..................................          1,675,293             39,040           3,389,326            635,673
  Units redeemed ...................................           (718,955)              (715)         (2,635,432)          (142,688)
                                                       ----------------   ----------------    ----------------   ----------------
  Ending units .....................................            994,663             38,325           2,474,699          1,720,805
                                                       ================   ================    ================   ================

                                                                      JanBal                               JanCapAp
                                                       -----------------------------------    -----------------------------------
                                                             2003               2002                2003               2002
                                                       ----------------   ----------------    ----------------   ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) .....................             29,987                  -            (390,739)          (472,951)
  Realized gain (loss) on investments ..............              1,886                  -          (3,543,872)        (9,403,059)
  Change in unrealized gain (loss) on investments ..            265,484                  -           9,773,342          1,217,075
  Reinvested capital gains .........................                  -                  -                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ..............            297,357                  -           5,838,731         (8,658,935)
                                                       ----------------   ----------------    ----------------   ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners
   (note 3) ........................................          5,827,656                  -           6,561,760          3,348,373
  Transfers between funds ..........................            189,523                  -          (2,484,266)       (10,023,630)
  Redemptions (note 3) .............................            (34,311)                 -          (6,738,054)        (8,212,602)
  Annuity benefits .................................                  -                  -              (1,768)              (933)
  Annual contract maintenance charges (note 2) .....                  -                  -             (24,769)           (28,918)
  Contingent deferred sales charges (note 2) .......               (786)                 -             (56,928)           (74,513)
  Adjustments to maintain reserves .................               (130)                 -               4,520            (16,659)
                                                       ----------------   ----------------    ----------------   ----------------
      Net equity transactions ......................          5,981,952                  -          (2,739,505)       (15,008,882)
                                                       ----------------   ----------------    ----------------   ----------------

Net change in contract owners' equity ..............          6,279,309                  -           3,099,226        (23,667,817)
Contract owners' equity beginning of period ........                  -                  -          34,233,170         57,900,987
                                                       ----------------   ----------------    ----------------   ----------------
Contract owners' equity end of period ..............          6,279,309                  -          37,332,396         34,233,170
                                                       ================   ================    ================   ================

CHANGES IN UNITS:
  Beginning units ..................................                  -                  -           6,806,637          9,548,813
                                                       ----------------   ----------------    ----------------   ----------------
  Units purchased ..................................            565,119                  -           7,106,210            616,734
  Units redeemed ...................................            (18,857)                 -          (8,028,157)        (3,358,910)
                                                       ----------------   ----------------    ----------------   ----------------
  Ending units .....................................            546,262                  -           5,884,690          6,806,637
                                                       ================   ================    ================   ================

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                   JanGlTechS2                            JanGlTech
                                                       -----------------------------------    -----------------------------------
                                                            2003               2002                 2003               2002
                                                       ----------------   ----------------    ----------------   ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) .....................   $        (60,880)           (14,701)           (116,015)          (217,719)
  Realized gain (loss) on investments ..............             46,506           (112,633)         (1,227,931)        (2,549,892)
  Change in unrealized gain (loss) on investments ..          1,629,841           (294,761)          4,494,448         (6,895,285)
  Reinvested capital gains .........................                  -                  -                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ..............          1,615,467           (422,095)          3,150,502         (9,662,896)
                                                       ----------------   ----------------    ----------------   ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners
   (note 3) ........................................          1,347,737          1,097,638              18,477            783,584
  Transfers between funds ..........................          2,376,198          1,827,712          (1,428,021)       (11,308,076)
  Redemptions (note 3) .............................         (1,035,862)          (156,266)         (1,180,083)        (2,845,960)
  Annuity benefits .................................                  -                  -                   -                  -
  Annual contract maintenance charges (note 2) .....             (3,789)              (943)             (7,756)           (12,150)
  Contingent deferred sales charges (note 2) .......             (8,059)            (1,411)            (10,270)           (27,420)
  Adjustments to maintain reserves .................             20,055              1,092             (14,621)            14,982
                                                       ----------------   ----------------    ----------------   ----------------
      Net equity transactions ......................          2,696,280          2,767,822          (2,622,274)       (13,395,040)
                                                       ----------------   ----------------    ----------------   ----------------

Net change in contract owners' equity ..............          4,311,747          2,345,727             528,228        (23,057,936)
Contract owners' equity beginning of period ........          2,345,727                  -           8,594,761         31,652,697
                                                       ----------------   ----------------    ----------------   ----------------
Contract owners' equity end of period ..............   $      6,657,474          2,345,727           9,122,989          8,594,761
                                                       ================   ================    ================   ================

CHANGES IN UNITS:
  Beginning units ..................................            330,773                  -           3,550,055          7,619,692
                                                       ----------------   ----------------    ----------------   ----------------
  Units purchased ..................................            891,439            347,546                 588            238,504
  Units redeemed ...................................           (575,600)           (16,773)           (943,233)        (4,308,141)
                                                       ----------------   ----------------    ----------------   ----------------
  Ending units .....................................            646,612            330,773           2,607,410          3,550,055
                                                       ================   ================    ================   ================

                                                                   JanIntGroS2                            JanIntGro
                                                       -----------------------------------    -----------------------------------
                                                             2003               2002                2003               2002
                                                       ----------------   ----------------    ----------------   ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) .....................            (22,325)           (20,885)            (57,149)          (185,050)
  Realized gain (loss) on investments ..............           (156,114)          (112,943)           (728,126)        (1,182,350)
  Change in unrealized gain (loss) on investments ..          2,255,406           (571,741)          5,146,892         (5,371,455)
  Reinvested capital gains .........................                  -                  -                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ..............          2,076,967           (705,569)          4,361,617         (6,738,855)
                                                       ----------------   ----------------    ----------------   ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners
   (note 3) ........................................          1,665,190          1,379,459           2,858,187            991,653
  Transfers between funds ..........................            190,435          4,729,527          (2,984,595)        (8,829,733)
  Redemptions (note 3) .............................         (1,355,948)          (401,597)         (2,161,810)        (4,613,482)
  Annuity benefits .................................                  -                  -              (2,851)            (3,116)
  Annual contract maintenance charges (note 2) .....             (4,587)            (1,497)             (9,414)           (15,583)
  Contingent deferred sales charges (note 2) .......             (9,660)            (4,092)            (17,235)           (38,040)
  Adjustments to maintain reserves .................             35,342              7,947             (33,509)           (14,435)
                                                       ----------------   ----------------    ----------------   ----------------
      Net equity transactions ......................            520,772          5,709,747          (2,351,227)       (12,522,736)
                                                       ----------------   ----------------    ----------------   ----------------

Net change in contract owners' equity ..............          2,597,739          5,004,178           2,010,390        (19,261,591)
Contract owners' equity beginning of period ........          5,004,178                  -          13,847,721         33,109,312
                                                       ----------------   ----------------    ----------------   ----------------
Contract owners' equity end of period ..............          7,601,917          5,004,178          15,858,111         13,847,721
                                                       ================   ================    ================   ================

CHANGES IN UNITS:
  Beginning units ..................................            646,682                  -           3,173,860          5,559,505
                                                       ----------------   ----------------    ----------------   ----------------
  Units purchased ..................................            507,898            686,572           4,411,276            189,995
  Units redeemed ...................................           (414,659)           (39,890)         (5,194,722)        (2,575,640)
                                                       ----------------   ----------------    ----------------   ----------------
  Ending units .....................................            739,921            646,682           2,390,414          3,173,860
                                                       ================   ================    ================   ================

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                   JanRMgLgCap                            MFSInvGrS
                                                       -----------------------------------    -----------------------------------
                                                            2003               2002                 2003               2002
                                                       ----------------   ----------------    ----------------   ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) .....................   $         (1,189)                 -             (20,894)                 -
  Realized gain (loss) on investments ..............                537                  -               7,778                  -
  Change in unrealized gain (loss) on investments ..             32,622                  -             216,659                  -
  Reinvested capital gains .........................                  -                  -                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ..............             31,970                  -             203,543                  -
                                                       ----------------   ----------------    ----------------   ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners
   (note 3) ........................................            388,813                  -           4,787,105                  -
  Transfers between funds ..........................             74,510                  -             411,282                  -
  Redemptions (note 3) .............................             (1,636)                 -             (36,069)                 -
  Annuity benefits .................................                  -                  -                   -                  -
  Annual contract maintenance charges (note 2) .....                 (8)                 -                   -                  -
  Contingent deferred sales charges (note 2) .......               (102)                 -                (313)                 -
  Adjustments to maintain reserves .................                 11                  -                (158)                 -
                                                       ----------------   ----------------    ----------------   ----------------
      Net equity transactions ......................            461,588                  -           5,161,847                  -
                                                       ----------------   ----------------    ----------------   ----------------

Net change in contract owners' equity ..............            493,558                  -           5,365,390                  -
Contract owners' equity beginning of period ........                  -                  -                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
Contract owners' equity end of period ..............   $        493,558                  -           5,365,390                  -
                                                       ================   ================    ================   ================

CHANGES IN UNITS:
  Beginning units ..................................                  -                  -                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
  Units purchased ..................................             41,625                  -             450,517                  -
  Units redeemed ...................................             (1,039)                 -             (20,445)                 -
                                                       ----------------   ----------------    ----------------   ----------------
  Ending units .....................................             40,586                  -             430,072                  -
                                                       ================   ================    ================   ================

                                                                     MFSValS                              NBAMTFasc
                                                       -----------------------------------    -----------------------------------
                                                            2003               2002                 2003               2002
                                                       ----------------   ----------------    ----------------   ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) .....................            (17,557)                 -              (6,351)                 -
  Realized gain (loss) on investments ..............             13,931                  -              34,884                  -
  Change in unrealized gain (loss) on investments ..            408,134                  -              82,890                  -
  Reinvested capital gains .........................                  -                  -                 331                  -
                                                       ----------------   ----------------    ----------------   ----------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ..............            404,508                  -             111,754                  -
                                                       ----------------   ----------------    ----------------   ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners
   (note 3) ........................................          3,647,094                  -             966,252                  -
  Transfers between funds ..........................            180,505                  -             318,307                  -
  Redemptions (note 3) .............................           (138,242)                 -              (4,367)                 -
  Annuity benefits .................................                  -                  -                   -                  -
  Annual contract maintenance charges (note 2) .....                (10)                 -                   -                  -
  Contingent deferred sales charges (note 2) .......               (321)                 -                   -                  -
  Adjustments to maintain reserves .................              2,170                  -                 (46)                 -
                                                       ----------------   ----------------    ----------------   ----------------
      Net equity transactions ......................          3,691,196                  -           1,280,146                  -
                                                       ----------------   ----------------    ----------------   ----------------

Net change in contract owners' equity ..............          4,095,704                  -           1,391,900                  -
Contract owners' equity beginning of period ........                  -                  -                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
Contract owners' equity end of period ..............          4,095,704                  -           1,391,900                  -
                                                       ================   ================    ================   ================

CHANGES IN UNITS:
  Beginning units ..................................                  -                  -                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
  Units purchased ..................................            353,107                  -             268,944                  -
  Units redeemed ...................................            (34,263)                 -            (165,995)                 -
                                                       ----------------   ----------------    ----------------   ----------------
  Ending units .....................................            318,844                  -             102,949                  -
                                                       ================   ================    ================   ================

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                     NBAMTGro                             NBAMTGuard
                                                       -----------------------------------    -----------------------------------
                                                            2003               2002                 2003               2002
                                                       ----------------   ----------------    ----------------   ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) .....................   $     (2,149,187)        (2,842,611)           (119,810)          (202,796)
  Realized gain (loss) on investments ..............        (35,003,054)      (121,071,509)         (3,013,871)        (7,200,419)
  Change in unrealized gain (loss) on investments ..         78,034,859         36,480,230           9,387,713         (4,349,844)
  Reinvested capital gains .........................                  -                  -                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ..............         40,882,618        (87,433,890)          6,254,032        (11,753,059)
                                                       ----------------   ----------------    ----------------   ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners
   (note 3) ........................................          6,209,853          9,160,040             997,120          1,736,490
  Transfers between funds ..........................           (817,265)       (36,470,803)           (683,710)        (3,599,939)
  Redemptions (note 3) .............................        (27,159,498)       (37,225,958)         (4,331,636)        (8,548,445)
  Annuity benefits .................................            (51,107)           (64,637)             (1,295)            (2,707)
  Annual contract maintenance charges (note 2) .....           (131,851)          (161,539)            (13,300)           (18,032)
  Contingent deferred sales charges (note 2) .......           (146,036)          (241,513)            (22,884)           (68,356)
  Adjustments to maintain reserves .................            (10,202)            60,077               1,811               (792)
                                                       ----------------   ----------------    ----------------   ----------------
      Net equity transactions ......................        (22,106,106)       (64,944,333)         (4,053,894)       (10,501,781)
                                                       ----------------   ----------------    ----------------   ----------------

Net change in contract owners' equity ..............         18,776,512       (152,378,223)          2,200,138        (22,254,840)
Contract owners' equity beginning of period ........        154,019,281        306,397,504          23,479,664         45,734,504
                                                       ----------------   ----------------    ----------------   ----------------
Contract owners' equity end of period ..............   $    172,795,793        154,019,281          25,679,802         23,479,664
                                                       ================   ================    ================   ================

CHANGES IN UNITS:
  Beginning units ..................................          7,698,064         10,799,050           3,171,959          4,484,103
                                                       ----------------   ----------------    ----------------   ----------------
  Units purchased ..................................          3,961,910            440,138           1,660,870            218,837
  Units redeemed ...................................         (5,107,088)        (3,541,124)         (2,164,666)        (1,530,981)
                                                       ----------------   ----------------    ----------------   ----------------
  Ending units .....................................          6,552,886          7,698,064           2,668,163          3,171,959
                                                       ================   ================    ================   ================

                                                                    NBAMTLMat                             NBAMTMCGrS
                                                       -----------------------------------    -----------------------------------
                                                            2003               2002                 2003               2002
                                                       ----------------   ----------------    ----------------   ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) .....................          4,278,116          4,469,410             (21,866)                 -
  Realized gain (loss) on investments ..............          1,801,290          1,924,856             148,464                  -
  Change in unrealized gain (loss) on investments ..         (4,574,167)        (1,025,342)            272,144                  -
  Reinvested capital gains .........................                  -                  -                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ..............          1,505,239          5,368,924             398,742                  -
                                                       ----------------   ----------------    ----------------   ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners            18,831,876          4,861,979           4,892,050                  -
   (note 3) ........................................         (1,839,148)        32,117,289              73,421                  -
  Transfers between funds ..........................        (31,695,092)       (31,863,268)            (17,425)                 -
  Redemptions (note 3) .............................            (39,010)           (42,770)                  -                  -
  Annuity benefits .................................            (50,449)           (50,573)                 (3)                 -
  Annual contract maintenance charges (note 2) .....           (116,057)          (159,605)                (55)                 -
  Contingent deferred sales charges (note 2) .......             48,493                502              (1,056)                 -
  Adjustments to maintain reserves .................   ----------------   ----------------    ----------------   ----------------
                                                            (14,859,387)         4,863,554           4,946,932                  -
      Net equity transactions ......................   ----------------   ----------------    ----------------   ----------------

                                                            (13,354,148)        10,232,478           5,345,674                  -
Net change in contract owners' equity ..............        142,777,399        132,544,921                   -                  -
Contract owners' equity beginning of period ........   ----------------   ----------------    ----------------   ----------------
                                                            129,423,251        142,777,399           5,345,674                  -
Contract owners' equity end of period ..............   ================   ================    ================   ================


CHANGES IN UNITS:                                             8,258,426          8,080,794                   -                  -
  Beginning units ..................................   ----------------   ----------------    ----------------   ----------------
                                                              5,949,848            259,848           1,271,869                  -
  Units purchased ..................................         (6,272,220)           (82,216)           (846,511)                 -
  Units redeemed ...................................   ----------------   ----------------    ----------------   ----------------
                                                              7,936,054          8,258,426             425,358                  -
  Ending units .....................................   ================   ================    ================   ================


NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                     NBAMTPart                             NBAMSocRes
                                                       -----------------------------------    -----------------------------------
                                                             2003               2002                2003               2002
                                                       ----------------   ----------------    ----------------   ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) .....................   $     (2,675,175)        (1,975,456)             (2,685)                 -
  Realized gain (loss) on investments ..............        (11,787,667)       (39,088,788)              2,536                  -
  Change in unrealized gain (loss) on investments ..         71,257,274        (31,634,937)             66,895                  -
  Reinvested capital gains .........................                  -                  -                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ..............         56,794,432        (72,699,181)             66,746                  -
                                                       ----------------   ----------------    ----------------   ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners
   (note 3) ........................................          6,147,054          7,877,419             909,968                  -
  Transfers between funds ..........................         (1,011,121)       (16,365,182)            124,848                  -
  Redemptions (note 3) .............................        (34,683,124)       (38,963,465)            (26,187)                 -
  Annuity benefits .................................            (54,949)           (74,655)                  -                  -
  Annual contract maintenance charges (note 2) .....           (108,232)          (126,464)                  -                  -
  Contingent deferred sales charges (note 2) .......           (209,257)          (355,975)                  -                  -
  Adjustments to maintain reserves .................              4,147            (15,958)                 (9)                 -
                                                       ----------------   ----------------    ----------------   ----------------
      Net equity transactions ......................        (29,915,482)       (48,024,280)          1,008,620                  -
                                                       ----------------   ----------------    ----------------   ----------------

Net change in contract owners' equity ..............         26,878,950       (120,723,461)          1,075,366                  -
Contract owners' equity beginning of period ........        186,418,259        307,141,720                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
Contract owners' equity end of period ..............   $    213,297,209        186,418,259           1,075,366                  -
                                                       ================   ================    ================   ================

CHANGES IN UNITS:
  Beginning units ..................................         10,763,542         13,271,405                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
  Units purchased ..................................          2,921,651            416,331              95,061                  -
  Units redeemed ...................................         (4,446,594)        (2,924,194)             (7,257)                 -
                                                       ----------------   ----------------    ----------------   ----------------
  Ending units .....................................          9,238,599         10,763,542              87,804                  -
                                                       ================   ================    ================   ================

                                                                     OppAggGro                             OppBdFd
                                                       -----------------------------------    -----------------------------------
                                                             2003               2002                2003               2002
                                                       ----------------   ----------------    ----------------   ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) .....................           (287,824)          (151,162)         10,451,536         15,316,476
  Realized gain (loss) on investments ..............          2,153,406         (9,095,906)            267,050        (10,953,722)
  Change in unrealized gain (loss) on investments ..          2,264,657            174,629           1,021,140         13,114,967
  Reinvested capital gains .........................                  -                  -                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ..............          4,130,239         (9,072,439)         11,739,726         17,477,721
                                                       ----------------   ----------------    ----------------   ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners
   (note 3) ........................................          2,311,857          2,924,488           7,201,009          7,696,362
  Transfers between funds ..........................          1,852,811         (7,327,562)        (15,801,618)        15,604,224
  Redemptions (note 3) .............................         (4,394,670)        (4,471,576)        (46,688,110)       (56,522,427)
  Annuity benefits .................................               (353)            (1,104)            (51,617)           (51,016)
  Annual contract maintenance charges (note 2) .....            (20,502)           (22,385)            (99,407)           (95,340)
  Contingent deferred sales charges (note 2) .......            (42,865)           (41,781)           (245,590)          (398,734)
  Adjustments to maintain reserves .................              2,295             (5,027)             52,019            151,768
                                                       ----------------   ----------------    ----------------   ----------------
      Net equity transactions ......................           (291,427)        (8,944,947)        (55,633,314)       (33,615,163)
                                                       ----------------   ----------------    ----------------   ----------------

Net change in contract owners' equity ..............          3,838,812        (18,017,386)        (43,893,588)       (16,137,442)
Contract owners' equity beginning of period ........         18,660,952         36,678,338         247,317,553        263,454,995
                                                       ----------------   ----------------    ----------------   ----------------
Contract owners' equity end of period ..............         22,499,764         18,660,952         203,423,965        247,317,553
                                                       ================   ================    ================   ================

CHANGES IN UNITS:
  Beginning units ..................................          4,980,792          6,975,880          13,606,303         15,690,317
                                                       ----------------   ----------------    ----------------   ----------------
  Units purchased ..................................         15,057,539            657,447           2,786,171          1,461,651
  Units redeemed ...................................        (15,192,581)        (2,652,535)         (5,943,272)        (3,545,665)
                                                       ----------------   ----------------    ----------------   ----------------
  Ending units .....................................          4,845,750          4,980,792          10,449,202         13,606,303
                                                       ================   ================    ================   ================

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                     OppCapAp                              OppCapApS
                                                       -----------------------------------    -----------------------------------
                                                             2003               2002                2003               2002
                                                       ----------------   ----------------    ----------------   ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) .....................   $     (1,349,907)        (1,313,513)            (49,847)                 -
  Realized gain (loss) on investments ..............        (24,110,308)       (87,173,894)             12,213                  -
  Change in unrealized gain (loss) on investments ..         62,298,817         22,283,716             991,271                  -
  Reinvested capital gains .........................                  -                  -                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ..............         36,838,602        (66,203,691)            953,637                  -
                                                       ----------------   ----------------    ----------------   ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners
   (note 3) ........................................          7,766,179         10,751,517          12,161,780                  -
  Transfers between funds ..........................          3,151,333        (18,561,251)          1,371,546                  -
  Redemptions (note 3) .............................        (24,734,650)       (35,203,964)           (116,656)                 -
  Annuity benefits .................................            (30,343)           (34,935)                  -                  -
  Annual contract maintenance charges (note 2) .....            (99,483)          (117,603)                 (6)                 -
  Contingent deferred sales charges (note 2) .......           (201,754)          (330,530)             (5,121)                 -
  Adjustments to maintain reserves .................             25,111            (44,794)                (72)                 -
                                                       ----------------   ----------------    ----------------   ----------------
      Net equity transactions ......................        (14,123,607)       (43,541,560)         13,411,471                  -
                                                       ----------------   ----------------    ----------------   ----------------

Net change in contract owners' equity ..............         22,714,995       (109,745,251)         14,365,108                  -
Contract owners' equity beginning of period ........        137,647,583        247,392,834                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
Contract owners' equity end of period ..............   $    160,362,578        137,647,583          14,365,108                  -
                                                       ================   ================    ================   ================

CHANGES IN UNITS:
  Beginning units ..................................         12,583,296         16,326,806                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
  Units purchased ..................................          8,804,324            935,711           1,134,356                  -
  Units redeemed ...................................        (10,043,007)        (4,679,221)            (73,186)                 -
                                                       ----------------   ----------------    ----------------   ----------------
  Ending units .....................................         11,344,613         12,583,296           1,061,170                  -
                                                       ================   ================    ================   ================

                                                                     OppGlSec3                             OppGlSec
                                                       -----------------------------------    -----------------------------------
                                                             2003               2002                2003               2002
                                                       ----------------   ----------------    ----------------   ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) .....................           (218,628)                 -          (1,818,530)        (3,643,582)
  Realized gain (loss) on investments ..............            510,865                  -         (39,349,876)      (166,882,796)
  Change in unrealized gain (loss) on investments ..          7,197,342                  -         163,644,637         49,178,238
  Reinvested capital gains .........................                  -                  -                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ..............          7,489,579                  -         122,476,231       (121,348,140)
                                                       ----------------   ----------------    ----------------   ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners
   (note 3) ........................................          8,495,380                  -           4,612,260         16,262,566
  Transfers between funds ..........................         30,028,499                  -         (38,251,933)       (17,123,557)
  Redemptions (note 3) .............................         (2,943,368)                 -         (60,982,238)       (87,687,082)
  Annuity benefits .................................                  -                  -            (103,785)          (138,490)
  Annual contract maintenance charges (note 2) .....             (6,622)                 -            (179,035)          (217,899)
  Contingent deferred sales charges (note 2) .......            (17,499)                 -            (320,290)          (620,813)
  Adjustments to maintain reserves .................            727,771                  -            (765,981)           (75,111)
                                                       ----------------   ----------------    ----------------   ----------------
      Net equity transactions ......................         36,284,161                  -         (95,991,002)       (89,600,386)
                                                       ----------------   ----------------    ----------------   ----------------

Net change in contract owners' equity ..............         43,773,740                  -          26,485,229       (210,948,526)
Contract owners' equity beginning of period ........                  -                  -         360,987,801        571,936,327
                                                       ----------------   ----------------    ----------------   ----------------
Contract owners' equity end of period ..............         43,773,740                  -         387,473,030        360,987,801
                                                       ================   ================    ================   ================

CHANGES IN UNITS:
  Beginning units ..................................                  -                  -          19,239,592         23,483,483
                                                       ----------------   ----------------    ----------------   ----------------
  Units purchased ..................................          4,235,540                  -           4,407,631            779,424
  Units redeemed ...................................         (1,158,302)                 -          (9,031,280)        (5,023,315)
                                                       ----------------   ----------------    ----------------   ----------------
  Ending units .....................................          3,077,238                  -          14,615,943         19,239,592
                                                       ================   ================    ================   ================

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                     OppGlSecS                             OppHighIncS
                                                       -----------------------------------    -----------------------------------
                                                             2003               2002                2003               2002
                                                       ----------------   ----------------    ----------------   ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) .....................   $        (60,491)                 -             (81,578)                 -
  Realized gain (loss) on investments ..............            842,516                  -             751,622                  -
  Change in unrealized gain (loss) on investments ..          1,297,032                  -             321,597                  -
  Reinvested capital gains .........................                  -                  -                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ..............          2,079,057                  -             991,641                  -
                                                       ----------------   ----------------    ----------------   ----------------

Equity transactions:
  Purchase payments received from contract owners
   (note 3) ........................................         12,390,519                  -          13,935,739                  -
  Transfers between funds ..........................          2,866,343                  -           6,426,408                  -
  Redemptions (note 3) .............................           (126,532)                 -          (7,166,565)                 -
  Annuity benefits .................................                  -                  -                   -                  -
  Annual contract maintenance charges (note 2) .....                (17)                 -                 (15)                 -
  Contingent deferred sales charges (note 2) .......               (599)                 -                (416)                 -
  Adjustments to maintain reserves .................                (79)                 -                (242)                 -
                                                       ----------------   ----------------    ----------------   ----------------
      Net equity transactions ......................         15,129,635                  -          13,194,909                  -
                                                       ----------------   ----------------    ----------------   ----------------

Net change in contract owners' equity ..............         17,208,692                  -          14,186,550                  -
Contract owners' equity beginning of period ........                  -                  -                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
Contract owners' equity end of period ..............   $     17,208,692                  -          14,186,550                  -
                                                       ================   ================    ================   ================

CHANGES IN UNITS:
  Beginning units ..................................                  -                  -                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
  Units purchased ..................................          3,350,702                  -           3,407,300                  -
  Units redeemed ...................................         (2,207,581)                 -          (2,232,084)                 -
                                                       ----------------   ----------------    ----------------   ----------------
  Ending units .....................................          1,143,121                  -           1,175,216                  -
                                                       ================   ================    ================   ================

                                                                     OppMSFund                             OppMSFundS
                                                       -----------------------------------    -----------------------------------
                                                             2003               2002                2003               2002
                                                       ----------------   ----------------    ----------------   ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) .....................           (130,433)          (149,523)            (35,811)                 -
  Realized gain (loss) on investments ..............         (2,004,913)        (3,459,815)              8,617                  -
  Change in unrealized gain (loss) on investments ..          8,287,267         (1,958,754)            743,621                  -
  Reinvested capital gains .........................                  -                  -                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ..............          6,151,921         (5,568,092)            716,427                  -
                                                       ----------------   ----------------    ----------------   ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners
   (note 3) ........................................          2,658,400          2,637,856           8,983,418                  -
  Transfers between funds ..........................          7,465,399          6,648,309             708,486                  -
  Redemptions (note 3) .............................         (5,693,030)        (4,837,876)           (180,548)                 -
  Annuity benefits .................................               (688)              (401)                  -                  -
  Annual contract maintenance charges (note 2) .....            (15,126)           (13,470)                (10)                 -
  Contingent deferred sales charges (note 2) .......            (39,478)           (35,971)               (248)                 -
  Adjustments to maintain reserves .................              3,921             (2,910)              1,762                  -
                                                       ----------------   ----------------    ----------------   ----------------
      Net equity transactions ......................          4,379,398          4,395,537           9,512,860                  -
                                                       ----------------   ----------------    ----------------   ----------------

Net change in contract owners' equity ..............         10,531,319         (1,172,555)         10,229,287                  -
Contract owners' equity beginning of period ........         22,281,518         23,454,073                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
Contract owners' equity end of period ..............         32,812,837         22,281,518          10,229,287                  -
                                                       ================   ================    ================   ================

CHANGES IN UNITS:
  Beginning units ..................................          3,496,934          2,949,192                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
  Units purchased ..................................          4,693,502            735,359             826,647                  -
  Units redeemed ...................................         (4,071,532)          (187,617)            (42,820)                 -
                                                       ----------------   ----------------    ----------------   ----------------
  Ending units .....................................          4,118,904          3,496,934             783,827                  -
                                                       ================   ================    ================   ================

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                     OppMSSmCapS                           OppMultStr
                                                       -----------------------------------    -----------------------------------
                                                             2003               2002                2003               2002
                                                       ----------------   ----------------    ----------------   ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) .....................   $        (15,922)                 -           2,736,861          4,952,657
  Realized gain (loss) on investments ..............             82,734                  -          (6,522,986)        (8,357,297)
  Change in unrealized gain (loss) on investments ..            338,944                  -          39,854,864        (26,760,024)
  Reinvested capital gains .........................                  -                  -                   -          3,191,289
                                                       ----------------   ----------------    ----------------   ----------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ..............            405,756                  -          36,068,739        (26,973,375)
                                                       ----------------   ----------------    ----------------   ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners
   (note 3) ........................................          3,218,765                  -           6,476,564          6,063,291
  Transfers between funds ..........................            487,850                  -           2,204,551        (16,424,831)
  Redemptions (note 3) .............................            (22,195)                 -         (29,826,029)       (37,557,178)
  Annuity benefits .................................                  -                  -             (55,899)           (68,112)
  Annual contract maintenance charges (note 2) .....                 (5)                 -             (92,235)          (103,252)
  Contingent deferred sales charges (note 2) .......             (1,128)                 -            (139,173)          (242,043)
  Adjustments to maintain reserves .................                (42)                 -               4,432            (36,432)
                                                       ----------------   ----------------    ----------------   ----------------
      Net equity transactions ......................          3,683,245                  -         (21,427,789)       (48,368,557)
                                                       ----------------   ----------------    ----------------   ----------------

Net change in contract owners' equity ..............          4,089,001                  -          14,640,950        (75,341,932)
Contract owners' equity beginning of period ........                  -                  -         170,081,258        245,423,190
                                                       ----------------   ----------------    ----------------   ----------------
Contract owners' equity end of period ..............   $      4,089,001                  -         184,722,208        170,081,258
                                                       ================   ================    ================   ================

CHANGES IN UNITS:
  Beginning units ..................................                  -                  -           8,670,954         11,167,226
                                                       ----------------   ----------------    ----------------   ----------------
  Units purchased ..................................            432,323                  -             970,072            315,860
  Units redeemed ...................................           (160,226)                 -          (2,035,086)        (2,812,132)
                                                       ----------------   ----------------    ----------------   ----------------
  Ending units .....................................            272,097                  -           7,605,940          8,670,954
                                                       ================   ================    ================   ================

                                                                     PVTDiscGro                            PVTGroInc
                                                       -----------------------------------    -----------------------------------
                                                             2003               2002                2003               2002
                                                       ----------------   ----------------    ----------------   ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) .....................             (4,461)                 -              (5,763)                 -
  Realized gain (loss) on investments ..............             15,613                  -              17,935                  -
  Change in unrealized gain (loss) on investments ..             45,166                  -             129,886                  -
  Reinvested capital gains .........................                  -                  -                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ..............             56,318                  -             142,058                  -
                                                       ----------------   ----------------    ----------------   ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners
   (note 3) ........................................          1,353,446                  -           1,686,209                  -
  Transfers between funds ..........................           (224,975)                 -            (183,773)                 -
  Redemptions (note 3) .............................             (5,248)                 -             (24,710)                 -
  Annuity benefits .................................                  -                  -                   -                  -
  Annual contract maintenance charges (note 2) .....                  -                  -                   -                  -
  Contingent deferred sales charges (note 2) .......                (30)                 -              (4,506)                 -
  Adjustments to maintain reserves .................                 (2)                 -                 (43)                 -
                                                       ----------------   ----------------    ----------------   ----------------
      Net equity transactions ......................          1,123,191                  -           1,473,177                  -
                                                       ----------------   ----------------    ----------------   ----------------

Net change in contract owners' equity ..............          1,179,509                  -           1,615,235                  -
Contract owners' equity beginning of period ........                  -                  -                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
Contract owners' equity end of period ..............          1,179,509                  -           1,615,235                  -
                                                       ================   ================    ================   ================

CHANGES IN UNITS:
  Beginning units ..................................                  -                  -                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
  Units purchased ..................................            127,325                  -             203,201                  -
  Units redeemed ...................................            (25,658)                 -             (71,666)                 -
                                                       ----------------   ----------------    ----------------   ----------------
  Ending units .....................................            101,667                  -             131,535                  -
                                                       ================   ================    ================   ================

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                     PVTIntEq                              SRSTSmCapV
                                                       -----------------------------------    -----------------------------------
                                                             2003               2002                2003               2002
                                                       ----------------   ----------------    ----------------   ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) .....................   $         (9,237)                 -                  76                  -
  Realized gain (loss) on investments ..............            287,554                  -                   -                  -
  Change in unrealized gain (loss) on investments ..             74,834                  -                  40                  -
  Reinvested capital gains .........................                  -                  -                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ..............            353,151                  -                 116                  -
                                                       ----------------   ----------------    ----------------   ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners
   (note 3) ........................................          1,281,958                  -                   -                  -
  Transfers between funds ..........................            695,342                  -              28,754                  -
  Redemptions (note 3) .............................             (6,378)                 -                   -                  -
  Annuity benefits .................................                  -                  -                   -                  -
  Annual contract maintenance charges (note 2) .....                  -                  -                   -                  -
  Contingent deferred sales charges (note 2) .......                  -                  -                   -                  -
  Adjustments to maintain reserves .................                 (1)                 -                 578                  -
                                                       ----------------   ----------------    ----------------   ----------------
      Net equity transactions ......................          1,970,921                  -              29,332                  -
                                                       ----------------   ----------------    ----------------   ----------------

Net change in contract owners' equity ..............          2,324,072                  -              29,448                  -
Contract owners' equity beginning of period ........                  -                  -                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
Contract owners' equity end of period ..............   $      2,324,072                  -              29,448                  -
                                                       ================   ================    ================   ================

CHANGES IN UNITS:
  Beginning units ..................................                  -                  -                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
  Units purchased ..................................          1,646,930                  -               2,627                  -
  Units redeemed ...................................         (1,460,929)                 -                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
  Ending units .....................................            186,001                  -               2,627                  -
                                                       ================   ================    ================   ================

                                                                     StOpp2                                StDisc2
                                                       -----------------------------------    -----------------------------------
                                                             2003               2002                2003               2002
                                                       ----------------   ----------------    ----------------   ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) .....................         (5,273,211)        (5,443,878)         (1,011,212)        (1,202,655)
  Realized gain (loss) on investments ..............        (35,777,830)       (57,765,249)            109,735           (484,692)
  Change in unrealized gain (loss) on investments ..        166,589,913       (130,843,865)         24,697,203        (11,359,777)
  Reinvested capital gains .........................                  -          9,132,152                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ..............        125,538,872       (184,920,840)         23,795,726        (13,047,124)
                                                       ----------------   ----------------    ----------------   ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners
   (note 3) ........................................         13,315,698         18,648,537           1,957,690          2,342,913
  Transfers between funds ..........................        (25,136,792)       (44,862,323)         (4,595,706)        (5,818,095)
  Redemptions (note 3) .............................        (72,828,047)       (98,273,753)        (13,129,084)       (15,658,694)
  Annuity benefits .................................            (68,270)           (87,177)            (16,291)           (18,817)
  Annual contract maintenance charges (note 2) .....           (246,488)          (297,062)            (49,795)           (56,517)
  Contingent deferred sales charges (note 2) .......           (370,793)          (597,866)            (57,776)           (96,973)
  Adjustments to maintain reserves .................            (57,151)          (405,159)            (98,174)           406,844
                                                       ----------------   ----------------    ----------------   ----------------
      Net equity transactions ......................        (85,391,843)      (125,874,803)        (15,989,136)       (18,899,339)
                                                       ----------------   ----------------    ----------------   ----------------

Net change in contract owners' equity ..............         40,147,029       (310,795,643)          7,806,590        (31,946,463)
Contract owners' equity beginning of period ........        403,963,377        714,759,020          73,821,985        105,768,448
                                                       ----------------   ----------------    ----------------   ----------------
Contract owners' equity end of period ..............        444,110,406        403,963,377          81,628,575         73,821,985
                                                       ================   ================    ================   ================

CHANGES IN UNITS:
  Beginning units ..................................         16,110,284         20,735,773           4,412,647          5,530,289
                                                       ----------------   ----------------    ----------------   ----------------
  Units purchased ..................................          2,867,865            692,910             613,216            136,854
  Units redeemed ...................................         (5,959,805)        (5,318,399)         (1,496,958)        (1,254,496)
                                                       ----------------   ----------------    ----------------   ----------------
  Ending units .....................................         13,018,344         16,110,284           3,528,905          4,412,647
                                                       ================   ================    ================   ================

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                     StIntStk2                             VEWrldBd
                                                       -----------------------------------    -----------------------------------
                                                             2003               2002                2003               2002
                                                       ----------------   ----------------    ----------------   ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) .....................   $        160,386            367,224             361,780           (641,866)
  Realized gain (loss) on investments ..............           (568,402)        (4,486,683)          7,368,241          3,580,388
  Change in unrealized gain (loss) on investments ..           (133,895)          (479,726)            900,683          5,464,887
  Reinvested capital gains .........................                  -                  -                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ..............           (541,911)        (4,599,185)          8,630,704          8,403,409
                                                       ----------------   ----------------    ----------------   ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners
   (note 3) ........................................            128,201            881,852           1,448,436          1,473,739
  Transfers between funds ..........................        (13,533,271)        (1,868,665)        (10,572,005)        25,779,192
  Redemptions (note 3) .............................           (643,096)        (4,328,830)        (10,435,570)       (10,735,380)
  Annuity benefits .................................               (272)            (2,952)            (22,466)           (19,265)
  Annual contract maintenance charges (note 2) .....             (1,299)           (12,150)            (31,701)           (23,865)
  Contingent deferred sales charges (note 2) .......             (2,879)           (35,587)            (46,023)           (57,983)
  Adjustments to maintain reserves .................            (25,170)             1,790              15,734             (5,907)
                                                       ----------------   ----------------    ----------------   ----------------
      Net equity transactions ......................        (14,077,786)        (5,364,542)        (19,643,595)        16,410,531
                                                       ----------------   ----------------    ----------------   ----------------

Net change in contract owners' equity ..............        (14,619,697)        (9,963,727)        (11,012,891)        24,813,940
Contract owners' equity beginning of period ........         14,619,699         24,583,426          62,585,851         37,771,911
                                                       ----------------   ----------------    ----------------   ----------------
Contract owners' equity end of period ..............   $              2         14,619,699          51,572,960         62,585,851
                                                       ================   ================    ================   ================

CHANGES IN UNITS:
  Beginning units ..................................          2,668,379          3,252,169           4,136,893          2,997,727
                                                       ----------------   ----------------    ----------------   ----------------
  Units purchased ..................................          1,464,859             96,850           3,323,555          1,461,091
  Units redeemed ...................................         (4,133,236)          (680,640)         (4,597,457)          (321,925)
                                                       ----------------   ----------------    ----------------   ----------------
  Ending units .....................................                  2          2,668,379           2,862,991          4,136,893
                                                       ================   ================    ================   ================

                                                                     VEWrldEMkt                            VEWrldHAs
                                                       -----------------------------------    -----------------------------------
                                                             2003               2002                2003               2002
                                                       ----------------   ----------------    ----------------   ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) .....................           (468,809)          (550,476)           (320,186)          (239,293)
  Realized gain (loss) on investments ..............          8,009,598          1,532,116             961,557         (1,348,889)
  Change in unrealized gain (loss) on investments ..          9,202,940         (3,642,668)         13,679,328         (1,009,106)
  Reinvested capital gains .........................                  -                  -                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ..............         16,743,729         (2,661,028)         14,320,699         (2,597,288)
                                                       ----------------   ----------------    ----------------   ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners
   (note 3) ........................................          1,360,741          2,030,872           1,551,501          1,308,314
  Transfers between funds ..........................          4,738,157          2,639,719           2,418,387         10,844,973
  Redemptions (note 3) .............................         (7,520,009)        (8,935,335)         (5,522,211)        (7,216,364)
  Annuity benefits .................................            (17,950)           (10,545)             (4,111)            (9,422)
  Annual contract maintenance charges (note 2) .....            (23,475)           (28,358)            (24,467)           (25,910)
  Contingent deferred sales charges (note 2) .......            (47,991)           (75,632)            (23,985)           (45,258)
  Adjustments to maintain reserves .................            (13,786)            (5,812)             10,508              9,438
                                                       ----------------   ----------------    ----------------   ----------------
      Net equity transactions ......................         (1,524,313)        (4,385,091)         (1,594,378)         4,865,771
                                                       ----------------   ----------------    ----------------   ----------------

Net change in contract owners' equity ..............         15,219,416         (7,046,119)         12,726,321          2,268,483
Contract owners' equity beginning of period ........         35,845,518         42,891,637          38,140,010         35,871,527
                                                       ----------------   ----------------    ----------------   ----------------
Contract owners' equity end of period ..............         51,064,934         35,845,518          50,866,331         38,140,010
                                                       ================   ================    ================   ================

CHANGES IN UNITS:
  Beginning units ..................................          5,964,059          6,836,908           3,463,167          3,093,490
                                                       ----------------   ----------------    ----------------   ----------------
  Units purchased ..................................         12,186,530            955,912           4,754,671            507,404
  Units redeemed ...................................        (12,565,072)        (1,828,761)         (5,012,709)          (137,727)
                                                       ----------------   ----------------    ----------------   ----------------
  Ending units .....................................          5,585,517          5,964,059           3,205,129          3,463,167
                                                       ================   ================    ================   ================

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                     VKCorPlus2                            VKEmMkt
                                                       -----------------------------------    -----------------------------------
                                                             2003               2002                2003               2002
                                                       ----------------   ----------------    ----------------   ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) .....................   $         (5,121)                 -            (296,197)           847,093
  Realized gain (loss) on investments ..............                (76)                 -           2,308,162           (337,075)
  Change in unrealized gain (loss) on investments ..             17,732                  -           2,913,674            142,646
  Reinvested capital gains .........................                924                  -                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ..............             13,459                  -           4,925,639            652,664
                                                       ----------------   ----------------    ----------------   ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners
   (note 3) ........................................          1,343,604                  -           1,835,397            604,970
  Transfers between funds ..........................            149,894                  -           5,814,710          7,162,695
  Redemptions (note 3) .............................            (11,559)                 -          (3,541,793)        (2,837,586)
  Annuity benefits .................................                  -                  -              (3,761)            (2,884)
  Annual contract maintenance charges (note 2) .....                  -                  -             (11,795)            (7,781)
  Contingent deferred sales charges (note 2) .......               (201)                 -             (20,576)           (27,283)
  Adjustments to maintain reserves .................                 14                  -               8,581             (6,825)
                                                       ----------------   ----------------    ----------------   ----------------
      Net equity transactions ......................          1,481,752                  -           4,080,763          4,885,306
                                                       ----------------   ----------------    ----------------   ----------------

Net change in contract owners' equity ..............          1,495,211                  -           9,006,402          5,537,970
Contract owners' equity beginning of period ........                  -                  -          15,512,825          9,974,855
                                                       ----------------   ----------------    ----------------   ----------------
Contract owners' equity end of period ..............   $      1,495,211                  -          24,519,227         15,512,825
                                                       ================   ================    ================   ================

CHANGES IN UNITS:
  Beginning units ..................................                  -                  -           1,362,649            945,006
                                                       ----------------   ----------------    ----------------   ----------------
  Units purchased ..................................            151,163                  -           3,223,122            529,389
  Units redeemed ...................................             (3,184)                 -          (2,879,121)          (111,746)
                                                       ----------------   ----------------    ----------------   ----------------
  Ending units .....................................            147,979                  -           1,706,650          1,362,649
                                                       ================   ================    ================   ================

                                                                     VKEmMkt2                              VKUSRealEst
                                                       -----------------------------------    -----------------------------------
                                                             2003               2002                2003               2002
                                                       ----------------   ----------------    ----------------   ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) .....................             (9,382)                 -          (1,783,406)         2,158,136
  Realized gain (loss) on investments ..............             10,390                  -           1,494,615          3,233,926
  Change in unrealized gain (loss) on investments ..            126,170                  -          40,337,880        (14,119,978)
  Reinvested capital gains .........................                  -                  -                   -          3,084,769
                                                       ----------------   ----------------    ----------------   ----------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ..............            127,178                  -          40,049,089         (5,643,147)
                                                       ----------------   ----------------    ----------------   ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners
   (note 3) ........................................          1,923,566                  -           4,751,065          4,866,746
  Transfers between funds ..........................            705,646                  -           3,356,822         25,129,173
  Redemptions (note 3) .............................            (24,867)                 -         (23,927,384)       (27,295,137)
  Annuity benefits .................................                  -                  -             (20,516)           (16,428)
  Annual contract maintenance charges (note 2) .....                  -                  -             (61,403)           (58,842)
  Contingent deferred sales charges (note 2) .......               (320)                 -            (137,346)          (182,538)
  Adjustments to maintain reserves .................                (79)                 -               4,234            (19,317)
                                                       ----------------   ----------------    ----------------   ----------------
      Net equity transactions ......................          2,603,946                  -         (16,034,528)         2,423,657
                                                       ----------------   ----------------    ----------------   ----------------

Net change in contract owners' equity ..............          2,731,124                  -          24,014,561         (3,219,490)
Contract owners' equity beginning of period ........                  -                  -         127,220,471        130,439,961
                                                       ----------------   ----------------    ----------------   ----------------
Contract owners' equity end of period ..............          2,731,124                  -         151,235,032        127,220,471
                                                       ================   ================    ================   ================

CHANGES IN UNITS:
  Beginning units ..................................                  -                  -           6,388,968          6,412,848
                                                       ----------------   ----------------    ----------------   ----------------
  Units purchased ..................................            243,306                  -           1,913,262            217,460
  Units redeemed ...................................            (26,224)                 -          (2,704,608)          (241,340)
                                                       ----------------   ----------------    ----------------   ----------------
  Ending units .....................................            217,082                  -           5,597,622          6,388,968
                                                       ================   ================    ================   ================

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                     VKUSRealEst2                          VicDivrStk
                                                       -----------------------------------    -----------------------------------
                                                             2003               2002                2003               2002
                                                       ----------------   ----------------    ----------------   ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) .....................   $        (39,655)                 -                   7                  -
  Realized gain (loss) on investments ..............             77,571                  -                   2                  -
  Change in unrealized gain (loss) on investments ..            742,473                  -                 821                  -
  Reinvested capital gains .........................                  -                  -                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ..............            780,389                  -                 830                  -
                                                       ----------------   ----------------    ----------------   ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners
   (note 3)                                                   8,498,419                  -              20,880                  -
  Transfers between funds ..........................          1,711,601                  -                   -                  -
  Redemptions (note 3) .............................           (164,842)                 -                   -                  -
  Annuity benefits .................................                  -                  -                   -                  -
  Annual contract maintenance charges (note 2) .....                  -                  -                   -                  -
  Contingent deferred sales charges (note 2) .......             (1,426)                 -                   -                  -
  Adjustments to maintain reserves .................               (100)                 -                   6                  -
                                                       ----------------   ----------------    ----------------   ----------------
      Net equity transactions ......................         10,043,652                  -              20,886                  -
                                                       ----------------   ----------------    ----------------   ----------------

Net change in contract owners' equity ..............         10,824,041                  -              21,716                  -
Contract owners' equity beginning of period ........                  -                  -                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
Contract owners' equity end of period ..............   $     10,824,041                  -              21,716                  -
                                                       ================   ================    ================   ================

CHANGES IN UNITS:
  Beginning units ..................................                  -                  -                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
  Units purchased ..................................            902,907                  -               1,741                  -
  Units redeemed ...................................           (101,192)                 -                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
  Ending units .....................................            801,715                  -               1,741                  -
                                                       ================   ================    ================   ================

See accompanying notes to financial statements.

================================================================================

                         NATIONWIDE VARIABLE ACCOUNT-II
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2003 AND 2002

(1)  BACKGROUND AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a)  Organization and Nature of Operations

          The Nationwide Variable Account-II (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on October 7, 1981. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

          The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts, and Individual Modified Single Premium Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized.

     (b)  The Contracts

          Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

          With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

               Portfolios of the AIM Variable Insurance Funds, Inc. (AIM VIF);
                    AIM VIF - Basic Value Fund - Series II Shares (AIMBValue2) AIM VIF - Capital Appreciation Fund - Series II Shares
                     (AIMCapAp2)
                    AIM VIF - Capital Development Fund - Series II Shares
                     (AIMCapDev2)

               Alger American Balanced Portfolio - Class S (AlgBal)*

               Alger American MidCap Growth Portfolio - Class S (AlgMidCapGr)

               Portfolios of the AllianceBernstein Variable Products Series
                Fund, Inc. (Alliance VPSF);
                    Alliance VPSF - AllianceBernstein Growth & Income Portfolio
                     - Class B (AlGrIncB)
                    Alliance VPSF - AllianceBernstein Small Cap Value Portfolio
                     - Class B (AlSmCapValB)

               Portfolios of the American Century Variable Portfolios,
                Inc. (American Century VP);
                    American Century VP - Balanced Fund - Class I (ACVPBal) American Century VP - Capital Appreciation Fund - Class I
                     (ACVPCapAp)
                    American Century VP - Income & Growth Fund - Class I
                     (ACVPIncGr)
                    American Century VP - Income & Growth Fund - Class II
                     (ACVPIncGr2)
                    American Century VP - Inflation Protection Fund - Class II
                     (ACVPInflaPro)
                    American Century VP - International Fund - Class I (ACVPInt) American Century VP - International Fund - Class II
                     (ASVPInt2)
                    American Century VP - International Fund - Class III
                     (ACVPInt3)
                    American Century VP - Ultra(R) Fund - Class I (ACVPUltra) American Century VP - Ultra(R) Fund - Class II (ACVPUltra2) American Century VP - Value Fund - Class I (ACVPVal) American Century VP - Value Fund - Class II (ACVPVal2)

               Portfolios of the American Variable Insurance Series (American
                VIS);
                    American VIS - Growth Fund - Class I (AmerGro)
                    American VIS - High-Yield Bond Fund - Class I (AmerHiYld) American VIS - U.S. Government/AAA-Rated Securities Fund -
                     Class I (AmerUSGvt)

               Charles Schwab Money Market Portfolio (ChScMM)

               Portfolios of the Credit Suisse Trust;
                    Credit Suisse Trust - Global Post-Venture Capital Portfolio
                     (CSGPVen)
                    Credit Suisse Trust - International Focus Portfolio
                     (CSIntFoc)
                    Credit Suisse Trust - Small Cap Growth Portfolio (CSSmCapGr)

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-II

               Portfolios of the Dreyfus Investment Portfolios (Dreyfus IP);
                    Dreyfus IP - Small Cap Stock Index Portfolio - Service Class
                     (DrySmCapIxS)

               Dreyfus Socially Responsible Growth Fund, Inc., The (DrySRGro)

               Dreyfus Stock Index Fund, Inc. - Initial Shares (DryStkIx)

               Dreyfus Stock Index Fund, Inc. - Service Shares (DryStklxS)

               Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);
                    Dreyfus VIF - Appreciation Portfolio - Initial Shares
                     (DryVIFApp)
                    Dreyfus VIF - Appreciation Portfolio - Service Shares
                     (DryVIFAppS)
                    Dreyfus VIF - Developing Leaders Portfolio - Service Shares
                     (DryVIFDevLdS)
                    Dreyfus VIF - Growth and Income Portfolio - Initial Shares
                     (DryVIFGrInc)

               Portfolios of the Federated Insurance Series (Federated IS);
                    Federated IS - American Leaders Fund II - Service Shares
                     (FedAmLeadS)
                    Federated IS - Capital Appreciation Fund II - Service Shares
                     (FedCapApS)
                    Federated IS - Quality Bond Fund II - Primary Shares
                     (FedQualBd)
                    Federated IS - Quality Bond Fund II - Service Shares
                     (FedQualBdS)

               Portfolios of the Fidelity(R) Variable Insurance Products Fund
                (Fidelity(R) VIP);
                    Fidelity(R) VIP - Equity-Income Portfolio - Initial Class
                     (FidVIPEI)
                    Fidelity(R) VIP - Equity-Income Portfolio - Service Class 2
                     (FidVIPEI2)
                    Fidelity(R) VIP - Growth Portfolio - Initial Class
                     (FidVIPGr)
                    Fidelity(R) VIP - Growth Portfolio - Service Class 2
                     (FidVIPGr2)
                    Fidelity(R) VIP - High Income Portfolio - Initial Class
                     (FidVIPHI)
                    Fidelity(R) VIP - Overseas Portfolio - Initial Class
                     (FidVIPOv)
                    Fidelity(R) VIP - Overseas Portfolio - Initial Class R
                     (FidVIPOvR)
                    Fidelity(R) VIP - Overseas Portfolio - Service Class 2
                     (FidVIPOvS2)

               Portfolios of the Fidelity(R) Variable Insurance Products Fund II
                (Fidelity(R) VIP II);
                    Fidelity(R) VIP II - Asset Manager Portfolio - Initial Class
                     (FidVIPAM)
                    Fidelity(R) VIP II - Contrafund(R) Portfolio - Initial Class
                     (FidVIPCon)
                    Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class
                     2 (FidVIPCon2)
                    Fidelity(R) VIP II - Investment Grade Bond Portfolio:
                     Service Class (FidVIPIGBdS)
                    Fidelity(R) VIP II - Investment Grade Bond Portfolio:
                     Service Class 2 (FidVIPIGBd2)

               Portfolios of the Fidelity(R) Variable Insurance Products Fund
                III (Fidelity(R) VIP III);
                    Fidelity(R) VIP III - Growth Opportunities Portfolio -
                     Initial Class (FidVIPGrOp)
                    Fidelity(R) VIP III - Mid Cap Portfolio - Service Class 2
                     (FidVIPMCap2)
                    Fidelity(R) VIP III - Value Strategies Portfolio - Service
                     Class (FidVIPValS)
                    Fidelity(R) VIP III - Value Strategies Portfolio - Service
                     Class 2 (FidVIPValS2)

               First Horizon Capital Appreciation Portfolio (FHCapAp)*

               First Horizon Growth & Income Portfolio (FHGrInc)

               Portfolios of the Franklin Templeton Variable Insurance Products
                Trust (Franklin Templeton VIP);
                    Franklin Templeton VIP - Franklin Rising Dividends
                     Securities Fund - Class II (FrVIPRisDiv2)
                    Franklin Templeton VIP - Franklin Small Cap Value Securities
                     Fund - Class II (FrVIPSmCapV2)
                    Franklin Templeton VIP - Templeton Foreign Securities Fund -
                     Class 2 (FrVIPForSec2)

               Portfolios of the Gartmore Variable Insurance Trust (Gartmore
                GVIT);
                    Gartmore GVIT Comstock Value Fund - Class II (GVITCVal2) Gartmore GVIT Dreyfus International Value Fund - Class II
                     (GVITIntVal2)
                    Gartmore GVIT Dreyfus International Value Fund - Class III
                     (GVITIntVal3)
                    Gartmore GVIT Dreyfus Mid Cap Index Fund - Class I
                     (GVITDMidCapI)
                    Gartmore GVIT Emerging Markets Fund - Class I (GVITEmMrkts) Gartmore GVIT Emerging Markets Fund - Class II
                     (GVITEmMrkts2)
                    Gartmore GVIT Emerging Markets Fund - Class III
                     (GVITEmMrkts3)

                    Gartmore GVIT Federated High Income Bond Fund - Class I
                     (GVITFHiInc)
                    Gartmore GVIT Global Financial Services Fund - Class II
                     (GVITGlFin2)
                    Gartmore GVIT Global Financial Services Fund - Class III
                     (GVITGlFin3)
                    Gartmore GVIT Global Health Sciences Fund - Class II
                     (GVITGlHlth2)
                    Gartmore GVIT Global Health Sciences Fund - Class III
                     (GVITGlHlth3)
                    Gartmore GVIT Global Technology and Communications Fund -
                     Class I (GVITGlTech)
                    Gartmore GVIT Global Technology and Communications Fund -
                     Class II (GVITGlTech2)
                    Gartmore GVIT Global Technology and Communications Fund -
                     Class III (GVITGlTech3)
                    Gartmore GVIT Global Utilities Fund - Class II (GVITGlUtl2) Gartmore GVIT Global Utilities Fund - Class III (GVITGlUtl3) Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd) Gartmore GVIT Growth Fund - Class I (GVITGrowth)
                    Gartmore GVIT ID Aggressive Fund (GVITIDAgg)
                    Gartmore GVIT ID Conservative Fund (GVITIDCon)
                    Gartmore GVIT ID Moderate Fund (GVITIDMod)
                    Gartmore GVIT ID Moderately Aggressive Fund (GVITIDModAgg) Gartmore GVIT ID Moderately Conservative Fund (GVITIDModCon) Gartmore GVIT International Growth Fund - Class I
                     (GVITIntGro)
                    Gartmore GVIT International Growth Fund - Class III
                     (GVITIntGro3)
                    Gartmore GVIT Mid Cap Growth Fund - Class I (GVITSMdCpGr)
                     (formerly Gartmore GVIT Strong Mid Cap Growth  Fund -
                      Class I)
                    Gartmore GVIT Mid Cap Growth Fund - Class II (GVITSMdCpGr2)
                     (formerly Gartmore GVIT Strong Mid Cap Growth Fund -
                      Class II)
                    Gartmore GVIT Money Market Fund - Class I (GVITMyMkt) Gartmore GVIT Nationwide(R) Fund - Class I (GVITNWFund)
                     (formerly Gartmore GVIT Total Return Fund - Class I)
                    Gartmore GVIT Nationwide(R) Fund - Class II (GVITNWFund2)
                     (formerly Gartmore GVIT Total Return Fund - Class II)
                    Gartmore GVIT Nationwide(R) Leaders Fund - Class III
                     (GVITLead3)
                    Gartmore GVIT Small Cap Growth Fund - Class I (GVITSmCapGr) Gartmore GVIT Small Cap Growth Fund - Class II
                     (GVITSmCapGr2)
                    Gartmore GVIT Small Cap Value Fund - Class I (GVITSmCapVal) Gartmore GVIT Small Cap Value Fund - Class II
                     (GVITSmCapVal2)
                    Gartmore GVIT Small Company Fund - Class I (GVITSmComp) Gartmore GVIT Small Company Fund - Class II (GVITSmComp2) Gartmore GVIT Turner Growth Focus Fund - Class I
                     (GVITTGroFoc)
                    Gartmore GVIT Turner Growth Focus Fund - Class III
                     (GVITTGroFoc3)
                    Gartmore GVIT U.S. Growth Leaders Fund - Class II
                     (GVITUSGro2)
                    Gartmore GVIT U.S. Growth Leaders Fund - Class III
                     (GVITUSGro3)
                    Gartmore GVIT Van Kampen Multi Sector Bond Fund - Class I
                     (GVITVKMultiSec)
                      (formerly Gartmore GVIT MAS Multi Sector Bond Fund - I)

               Portfolios of the Janus Aspen Series (Janus AS);
                    Janus AS - Balanced Portfolio - Service Shares (JanBal) Janus AS - Capital Appreciation Portfolio - Service Shares
                     (JanCapAp)
                    Janus AS - Global Technology Portfolio - Service II Shares
                     (JanGlTechS2)
                    Janus AS - Global Technology Portfolio - Service Shares
                     (JanGlTech)
                    Janus AS - International Growth Portfolio - Service II
                     Shares (JanIntGroS2)
                    Janus AS - International Growth Portfolio - Service Shares
                     (JanIntGro)
                    Janus AS - Risk-Managed Large Cap Core Portfolio - Service
                     Shares (JanRMgLgCap)

               Portfolios of the MFS(R) Variable Insurance Trust(SM)
                (MFS(R) VIT);
                    MFS(R) VIT - Investors Growth Series - Service Class
                     (MFSInvGrS)
                    MFS(R) VIT - Value Series - Service Class (MFSValS)

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-II

               Portfolios of the Neuberger Berman Advisers Management Trust
                (Neuberger Berman AMT);
                    Neuberger Berman AMT - Fasciano Portfolio - S Class Shares
                     (NBAMTFasc)
                    Neuberger Berman AMT - Growth Portfolio(R) (NBAMTGro) Neuberger Berman AMT - Guardian Portfolio - I Class Shares
                     (NBAMTGuard)
                    Neuberger Berman AMT - Limited Maturity Bond Portfolio(R)
                     (NBAMTLMat)
                    Neuberger Berman AMT - Mid Cap Growth Portfolio - S Class
                     (NBAMTMCGrS)
                    Neuberger Berman AMT - Partners Portfolio(R) (NBAMTPart) Neuberger Berman AMT - Socially Responsive Portfolio
                     (NBAMSocRes)

               Portfolios of the Oppenheimer Variable Annuity Funds;
                    Oppenheimer Aggressive Growth Fund/VA - Initial Class
                     (OppAggGro)
                    Oppenheimer Bond Fund/VA - Initial Class (OppBdFd) Oppenheimer Capital Appreciation Fund/VA - Initial Class
                     (OppCapAp)
                    Oppenheimer Capital Appreciation Fund/VA - Service Class
                     (OppCapApS)
                    Oppenheimer Global Securities Fund/VA - Class III
                     (OppGlSec3)
                    Oppenheimer Global Securities Fund/VA - Initial Class
                     (OppGlSec)
                    Oppenheimer Global Securities Fund/VA - Service Class
                     (OppGlSecS)
                    Oppenheimer High Income Fund/VA - Service Class
                     (OppHighIncS)
                    Oppenheimer Main Street(R) Fund/VA - Initial Class
                     (OppMSFund)
                      (formerly Oppenheimer Main Street(R) Growth & Income
                       Fund/VA - Initial Class)
                    Oppenheimer Main Street(R) Fund/VA - Service Class
                     (OppMSFundS)
                      (formerly Oppenheimer Main Street(R) Growth & Income
                       Fund/VA - Service Class)
                    Oppenheimer Main Street(R) Small Cap Fund/VA - Service Class
                     (OppMSSmCapS)
                    Oppenheimer Multiple Strategies Fund/VA - Initial Class
                     (OppMultStr)

               Portfolios of the Putnam Variable Trust (Putnam VT);
                    Putnam VT Discovery Growth Fund - IB Shares (PVTDiscGro) Putnam VT Growth & Income Fund - IB Shares (PVTGroInc) Putnam VT International Equity Fund - IB Shares (PVTIntEq)

               Portfolios of the SAFECO Resource Series Trust (SAFECO RST);
                    SAFECO RST - Small-Cap Value Portfolio (SRSTSmCapV)

               Strong Opportunity Fund II, Inc.(StOpp2)

               Portfolio of the Strong Variable Insurance Funds, Inc. (Strong
                VIF);
                    Strong VIF - Strong Discovery Fund II (StDisc2)
                    Strong VIF - Strong International Stock Fund II (StIntStk2)*

               Portfolios of the Van Eck Worldwide Insurance Trust (Van Eck
                WIT);
                    Van Eck WIT - Worldwide Bond Fund (VEWrldBd)
                    Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt) Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)

               Portfolios of the Van Kampen - The Universal Institutional Funds,
                Inc. (Van Kampen UIF);
                    Van Kampen UIF - Core Plus Fixed Income Portfolio - Class II
                     (VKCorPlus2)
                    Van Kampen UIF - Emerging Markets Debt Portfolio - Class A
                     (VKEmMkt)
                    Van Kampen UIF - Emerging Markets Debt Portfolio - Class II
                     (VKEmMkt2)
                    Van Kampen UIF - U.S. Real Estate Portfolio - Class A
                     (VKUSRealEst)
                    Van Kampen UIF - U.S. Real Estate Portfolio - Class II
                     (VKUSRealEst2)

               Portfolios of the Victory Variable Insurance Funds (Victory VIF);
                    Victory VIF - Diversified Stock Fund Class A Shares
                     (VicDivrStk)
                    Victory VIF - Investment Quality Bond Fund Class A Shares
                     (VicInvQBd)*
                    Victory VIF - Small Company Opportunity Fund Class A Shares
                     (VicSmCoOpp)*

               *At December 31, 2003, contract owners have not invested in the fund.

          The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2).

          Effective May 2002, due to the Dreyfus Investment Portfolio - European Equity Portfolio no longer being available within the Account, assets of contract owners invested in this sub-account were liquidated and exchanged into the Gartmore Variable Insurance Trust - Money Market Fund - Class I.

          The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

          A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

          A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners' Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

          Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c)  Security Valuation, Transactions and Related Investment Income

          The fair value of the underlying mutual funds is based on the closing net asset value per share at December 31, 2003. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d)  Federal Income Taxes

          Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

          The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e)  Use of Estimates in the Preparation of Financial Statements

          The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (f)  Calculation of Annuity Reserves

          Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5 percent unless the annuitant elects otherwise, in which case the rate may vary from 3.5 percent to 7 percent, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-II

(2)  EXPENSES

     The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owners' contract value a contingent deferred sales charge. For BOA IV contracts issued prior to December 15, 1988, the contingent deferred sales charge will be equal to 5% of the lesser of the total of all purchase payments made within 96 months prior to the date of the request for surrender or the amount surrendered. For America's Vision, America's Future II, All American Gold, Future Venue, Choice Venue II and for BOA IV contracts issued on or after December 15, 1988, the contingent deferred sales charge will not exceed 7% of the lesser of purchase payments or the amount surrendered, such charge declining to 0%, after the purchase payment has been held in the contract for 84 months. For Achiever contracts, this charge will not exceed 8% of the lesser of purchase payments or the amount surrendered, such charge declining to 0%, after the purchase payment has been held in the contract for 96 months, and for Elite Venue contracts, this charge will not exceed 7% of the lesser of purchase payments or the amount surrendered, such charge declining to 0%, after the purchase payment has been held in the contract for 48 months. No contingent deferred sales charge is deducted on NEBA, Exclusive Venue or Schwab contracts. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the company.

     The Company may deduct an annual contract maintenance charge of up to $30, dependent upon contract type and issue date, which is satisfied by surrendering units.

     The Company deducts a mortality and expense risk charge assessed through the daily unit value calculation. The Option table on the following page illustrates the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract holders. The options and related charges are described in more detail in the applicable product prospectus.

                                                                     AMERICA'S                 AMERICA'S   ALL AMERICAN
    NATIONALWIDE VARIABLE ACCOUNT-II OPTIONS             BOA IV       VISION        NEBA       FUTURE II       GOLD       ACHIEVER
----------------------------------------------------------------------------------------------------------------------------------
Variable Account Charges - Recurring .................       1.30%        1.40%        0.80%        1.15%        1.15%        1.55%
----------------------------------------------------------------------------------------------------------------------------------
CDSC OPTIONS:
  Four Year CDSC .....................................          -            -            -         0.25%        0.25%        0.20%
  No CDSC ............................................          -            -            -         0.30%        0.30%        0.25%
----------------------------------------------------------------------------------------------------------------------------------
DEATH BENEFIT OPTIONS:
  One-Year Enhanced ..................................          -            -            -         0.10%        0.10%           -
    If death before annuitization, benefit will be
     greatest of (i) contract value, (ii) purchase
     payments less surrenders or (iii) highest
     contract value before 86th birthday less
     surrenders.
  One-Month Enhanced .................................          -            -            -            -            -            -
    If death before annuitization, benefit will be
     greatest of (i) contract value, (ii) purchase
     payments less surrenders or (iii) highest
     contract value before 86th birthday less
     surrenders.
  Combination Enhanced ...............................          -            -            -            -         0.40%        0.30%
    If death before annuitization, benefit will be
     greatest of (i) contract value, (ii) purchase
     payments less surrenders, (iii) highest
     contract value before 81th birthday less
     surrenders or (iv) the 5% interest anniversary
     value.
----------------------------------------------------------------------------------------------------------------------------------
Spousal Protection Annuity Option ....................          -            -            -            -            -            -
    Allows a surviving spouse to continue the
     contract while receiving the economic benefit
     of the death benefit upon the death of the
     other spouse.
----------------------------------------------------------------------------------------------------------------------------------
Beneficiary Protector II Option ......................          -            -            -            -         0.35%        0.35%
    Upon death of the annuitant, in addition to
     any death benefit payable, the contract will
     be credited an additional amount.
----------------------------------------------------------------------------------------------------------------------------------
Capital Preservation Plus Option .....................          -            -            -         0.50%        0.50%        0.50%
    Provides a return of principle over the elected
     program period.
----------------------------------------------------------------------------------------------------------------------------------
EXTRA VALUE OPTION (EV):
    Fee assessed to assets of the variable account
     and to allocations made to the fixed account
     or guaranteed term options in exchange for
     application of Extra Value Credit of purchase
     payments made during the first 12 months
     contract is in force.
  3% Extra Value Credit Option .......................          -            -            -         0.30%        0.45%        0.10%
  4% Extra Value Credit Option .......................          -            -            -         0.40%           -         0.25%
----------------------------------------------------------------------------------------------------------------------------------
Maximum Variable Account Charges/(1)/: ...............       1.30%        1.40%        0.80%        2.45%        3.15%        3.20%
==================================================================================================================================

                                                         FUTURE      EXCLUSIVE      ELITE        CHOICE
    NATIONALWIDE VARIABLE ACCOUNT-II OPTIONS              VENUE        VENUE        VENUE       VENUE II     SCHWAB
---------------------------------------------------------------------------------------------------------------------------
Variable Account Charges - Recurring .................       1.10%        1.60%        1.75%        1.50%        0.95%
---------------------------------------------------------------------------------------------------------------------------
CDSC OPTIONS:
  Four Year CDSC .....................................          -            -            -            -            -
  No CDSC ............................................          -            -            -            -            -
---------------------------------------------------------------------------------------------------------------------------
DEATH BENEFIT OPTIONS:
  One-Year Enhanced ..................................       0.10%           -            -            -         0.10%
    If death before annuitization, benefit will be
     greatest of (i) contract value, (ii) purchase
     payments less surrenders or (iii) highest
     contract value before 86th birthday less
     surrenders.
  One-Month Enhanced .................................       0.30%        0.20%        0.20%        0.20%           -
    If death before annuitization, benefit will be
     greatest of (i) contract value, (ii) purchase
     payments less surrenders or (iii) highest
     contract value before 86th birthday less
     surrenders.
  Combination Enhanced ...............................       0.40%        0.30%        0.30%        0.30%        0.40%
    If death before annuitization, benefit will be
     greatest of (i) contract value, (ii) purchase
     payments less surrenders, (iii) highest
     contract value before 81th birthday less
     surrenders or (iv) the 5% interest anniversary
     value.
---------------------------------------------------------------------------------------------------------------------------
Spousal Protection Annuity Option ....................       0.10%        0.10%        0.10%        0.10%           -
    Allows a surviving spouse to continue the
     contract
     while receiving the economic benefit of the death
     benefit upon the death of the other spouse.
---------------------------------------------------------------------------------------------------------------------------
Beneficiary Protector II Option ......................       0.35%        0.35%        0.35%        0.35%        0.35%
    Upon death of the annuitant, in addition to any
     death benefit payable, the contract will be
     credited an additional amount.
---------------------------------------------------------------------------------------------------------------------------
Capital Preservation Plus Option .....................       0.50%        0.50%        0.50%        0.50%        0.50%
    Provides a return of principle over the elected
     program period.
---------------------------------------------------------------------------------------------------------------------------
Extra Value Option (EV):
    Fee assessed to assets of the variable account
     and to allocations made to the fixed account
     or guaranteed term options in exchange for
     application of Extra Value Credit of purchase
     payments made during the first 12 months
     contract is in force.
  3% Extra Value Credit Option .......................       0.45%           -            -            -            -
  4% Extra Value Credit Option .......................          -            -            -            -            -
---------------------------------------------------------------------------------------------------------------------------
Maximum Variable Account Charges/(1)/: ...............       2.90%        2.85%        3.00%        2.75%        2.20%
===========================================================================================================================

/(1)/ When maximum options are elected. The contract charges indicated in bold, when summarized, represent the Maximum Variable Account Charges if all optional benefits available under the contract are elected including the most expensive of the mutually exclusive optional benefits.

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-II

The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2003:

                      Total     AIMBValue2      AIMCapAp2     AIMCapDev2    AlgMidCapGr       AlGrIncB    AlSmCapValB       ACVPBal
              -------------   ------------   ------------   ------------   ------------   ------------   ------------   -----------
0.80% ......  $     215,770              -              -              -              -              -              -         2,136
0.95% ......          2,613              3             18              -              4             19              -             -
1.05% ......             15              -              -              -              -              -              -             -
1.10% ......         22,366            499             35              -              -            133             50             -
1.15% ......        291,980          2,670          1,382          1,470              -          4,280          1,174             -
1.20% ......         10,181            144              -              -              -            330             61             -
1.25% ......        166,532          1,376            410            627              -          2,056            566             -
1.30% ......     78,118,538             55              -              -              -          1,130              -       777,181
1.35% ......             28              -              -              -              -              -              -             -
1.40% ......     56,428,135            477            490            284              -          1,035            489       700,894
1.45% ......        574,926          1,814            951            545              -          4,796          1,144             -
1.50% ......        144,502          2,667            643            256              -          3,385            618             -
1.55% ......        622,711          3,983          1,740          1,111              -         10,251          1,987             -
1.60% ......        188,853            370            168            128              -          1,970            995             -
1.65% ......        187,924          2,143            753            146              -          2,307            277             -
1.70% ......         67,536          3,017            587             81              -          3,486          2,401             -
1.75% ......        137,711          1,919            478            448              -          1,608            488             -
1.80% ......        318,427          7,083          1,521            445              -         13,483          3,274             -
1.85% ......        125,018            689            977            748              -          9,905            382             -
1.90% ......         69,239            376             28            359              -          1,849            317             -
1.95% ......         24,712            516            198              7              -            986            509             -
2.00% ......         47,718            493            166            192              -            735            247             -
2.05% ......         46,340          1,163            218            114              -          1,129            324             -
2.10% ......        126,574          1,202            197            156              -          7,497            233             -
2.15% ......         40,676          1,182            284            206              -            529             71             -
2.20% ......         23,535            161             25              -              -            360              -             -
2.25% ......         15,708            447             46              1              -             42             26             -
2.30% ......          8,126            156            150             93              -             47              1             -
2.35% ......          6,846             77             14              5              -              4             11             -
2.40% ......          6,720             16             15             41              -             81             41             -
2.45% ......          8,063              -              -             13              -              -             23             -
2.50% ......          3,625             73              -             95              -             29              -             -
2.55% ......          2,031             48              -              -              -              -              -             -
2.60% ......          5,125              -            359             25              -            197              -             -
2.65% ......          3,750              7              -              7              -              -              -             -
2.70% ......         14,668              -              -              -              -              -            206             -
2.75% ......            357              -             31              -              -              -              -             -
2.80% ......            306             15             26              -              -             45              -             -
2.85% ......            263              -              -              -              -              -              -             -
2.90% ......            234              -              -              -              -             50              -             -
3.00% ......            142              -              -              -              -              -              -             -
3.15% ......            267              -              -              -              -              -              -             -
              -------------   ------------   ------------   ------------   ------------   ------------   ------------   -----------
  Totals ...  $ 138,078,791         34,841         11,910          7,603              4         73,754         15,915     1,480,211
              =============   ============   ============   ============   ============   ============   ============   ===========

                  ACVPCapAp      ACVPIncGr     ACVPIncGr2   ACVPInflaPro        ACVPInt       ASVPInt2       ACVPInt3     ACVPUltra
              -------------   ------------   ------------   ------------   ------------   ------------   ------------   -----------
0.80% ......  $       1,781            580              -             25          1,767              -            448            84
0.95% ......              -              -             13              8              -             89              -             -
1.10% ......              -              -             39            445              -            106              -             -
1.15% ......              -              -          3,273          3,252              -          1,027              -             -
1.20% ......              -              -            148            162              -             47              -             -
1.25% ......              -              -          1,003          4,112              -            731              -             -
1.30% ......      1,357,450        327,601              -          7,257        586,729             32        147,753        21,748
1.40% ......        451,089        270,116            911         11,903        547,843             68        105,568        26,173
1.45% ......              -              -          2,308          3,137              -         27,528              -             -
1.50% ......              -              -          1,543          1,510              -            365              -             -
1.55% ......              -              -          4,058          7,178              -          2,233              -             -
1.60% ......              -              -            397            113              -          6,545              -             -
1.65% ......              -              -          2,302          2,015              -            704              -             -
1.70% ......              -              -            285            284              -            258              -             -
1.75% ......              -              -            516          6,275              -            237              -             -
1.80% ......              -              -          1,750          4,694              -          1,216              -             -

Continued
                  ACVPCapAp      ACVPIncGr     ACVPIncGr2   ACVPInflaPro        ACVPInt       ASVPInt2       ACVPInt3     ACVPUltra
              -------------   ------------   ------------   ------------   ------------   ------------   ------------   -----------
1.85% ......              -              -          1,795            820              -            103              -             -
1.90% ......              -              -            359            508              -            107              -             -
1.95% ......              -              -            240            602              -            115              -             -
2.00% ......              -              -            116            296              -             15              -             -
2.05% ......              -              -            163            194              -             38              -             -
2.10% ......              -              -          3,159          4,572              -            558              -             -
2.15% ......              -              -            104            263              -             45              -             -
2.20% ......              -              -            562            829              -              -              -             -
2.25% ......              -              -              -             54              -              -              -             -
2.30% ......              -              -              5             59              -              -              -             -
2.35% ......              -              -             20             12              -             10              -             -
2.40% ......              -              -             17              -              -              -              -             -
2.45% ......              -              -              9              -              -              -              -             -
2.50% ......              -              -             47              -              -              -              -             -
2.55% ......              -              -             18              9              -              -              -             -
2.60% ......              -              -            241              -              -              -              -             -
2.70% ......              -              -              -              -              -            131              -             -
2.80% ......              -              -              8              -              -              -              -             -
              -------------   ------------   ------------   ------------   ------------   ------------   ------------   -----------
  Totals ...  $   1,810,320        598,297         25,409         60,588      1,136,339         42,308        253,769        48,005
              =============   ============   ============   ============   ============   ============   ============   ===========

                 ACVPUltra2        ACVPVal       ACVPVal2        AmerGro      AmerHiYld      AmerUSGvt         ChScMM       CSGPVen
              -------------   ------------   ------------   ------------   ------------   ------------   ------------   -----------
0.80% ......  $           -          4,023              -              -              -              -              -           215
0.95% ......              -              -              -              -              -              -          1,678             -
1.05% ......              -              -              -              -              -              -             15             -
1.10% ......            442              -            431              -              -              -              -             -
1.15% ......            863              -          5,921              -              -              -              -             -
1.20% ......             30              -              3              -              -              -              -             -
1.25% ......            862              -          4,453              -              -              -              -             -
1.30% ......              -      1,050,798             36        233,733         26,258         41,446              -        50,304
1.35% ......              7              -              -              -              -              -              -             -
1.40% ......            164        924,048            990              -              -              -              -        33,013
1.45% ......            898              -          2,662              -              -              -             96             -
1.50% ......            973              -          2,054              -              -              -              -             -
1.55% ......          1,805              -          6,250              -              -              -              -             -
1.60% ......            981              -            297              -              -              -              -             -
1.65% ......            669              -          5,896              -              -              -              -             -
1.70% ......            654              -          1,118              -              -              -              -             -
1.75% ......            625              -          1,569              -              -              -              -             -
1.80% ......          1,283              -          2,997              -              -              -              -             -
1.85% ......            937              -          2,218              -              -              -              -             -
1.90% ......            143              -            721              -              -              -              -             -
1.95% ......             46              -            341              -              -              -              -             -
2.00% ......            271              -            326              -              -              -              -             -
2.05% ......            147              -            288              -              -              -              -             -
2.10% ......            834              -            958              -              -              -              -             -
2.15% ......            160              -            647              -              -              -              -             -
2.20% ......             46              -             57              -              -              -              -             -
2.25% ......             85              -             20              -              -              -              -             -
2.30% ......             50              -             60              -              -              -              -             -
2.35% ......             59              -              4              -              -              -              -             -
2.40% ......              -              -              4              -              -              -              -             -
2.45% ......             30              -              -              -              -              -              -             -
2.55% ......              -              -              3              -              -              -              -             -
2.75% ......             31              -             32              -              -              -              -             -
2.80% ......              -              -             16              -              -              -              -             -
              -------------   ------------   ------------   ------------   ------------   ------------   ------------   -----------
  Totals ...  $      13,095      1,978,869         40,372        233,733         26,258         41,446          1,789        83,532
              =============   ============   ============   ============   ============   ============   ============   ===========

                   CSIntFoc      CSSmCapGr    DrySmCapIxS       DrySRGro       DryStkIx      DryStkIxS      DryVIFApp    DryVIFAppS
              -------------   ------------   ------------   ------------   ------------   ------------   ------------   -----------
0.80% ......  $         373          3,153             23          3,635         14,144              -          2,129             -
0.95% ......              -              -              2              -              -             65              -             -
1.10% ......              -              -             10              -              -            250              -             -
1.15% ......              -              -          3,940              -              -         11,709              -         2,133
1.20% ......              -              -             46              -              -          1,103              -             -
1.25% ......              -              -          1,869              -              -          5,018              -         2,373
1.30% ......        305,442        954,172         61,122      1,025,884      5,040,928            130        545,162            12
1.35% ......              -              -              -              -              -              7              -             -
1.40% ......        386,295        764,413         64,726        584,024      4,854,141            886        410,327           696
1.45% ......              -              -          2,649              -              -          4,351              -         1,295

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-II

Continued
                   CSIntFoc      CSSmCapGr    DrySmCapIxS       DrySRGro       DryStkIx      DryStkIxS      DryVIFApp    DryVIFAppS
              -------------   ------------   ------------   ------------   ------------   ------------   ------------   -----------
1.50% ......              -              -            686              -              -          9,839              -           836
1.55% ......              -              -          4,949              -              -         10,806              -         6,338
1.60% ......              -              -            654              -              -            247              -           148
1.65% ......              -              -          1,548              -              -          5,025              -         1,431
1.70% ......              -              -            189              -              -            533              -           560
1.75% ......              -              -            636              -              -          2,402              -           799
1.80% ......              -              -          1,970              -              -          5,475              -         1,253
1.85% ......              -              -          1,040              -              -          2,752              -           785
1.90% ......              -              -            157              -              -            960              -            53
1.95% ......              -              -             61              -              -            277              -           137
2.00% ......              -              -             88              -              -            927              -            19
2.05% ......              -              -             30              -              -          1,383              -           156
2.10% ......              -              -            484              -              -            570              -           223
2.15% ......              -              -             41              -              -            959              -             9
2.20% ......              -              -              -              -              -            191              -            71
2.25% ......              -              -            101              -              -            698              -             -
2.30% ......              -              -              -              -              -             29              -            39
2.35% ......              -              -              -              -              -             63              -             -
2.40% ......              -              -              -              -              -            531              -             -
2.45% ......              -              -              -              -              -             50              -            18
2.50% ......              -              -              -              -              -              -              -            23
2.55% ......              -              -              -              -              -             15              -             -
2.65% ......              -              -              -              -              -              -              -             6
2.75% ......              -              -              -              -              -             16              -             -
2.90% ......              -              -              -              -              -             49              -             -
              -------------   ------------   ------------   ------------   ------------   ------------   ------------   -----------
  Totals ...  $     692,110      1,721,738        147,021      1,613,543      9,909,213         67,316        957,618        19,413
              =============   ============   ============   ============   ============   ============   ============   ===========

               DryVIFDevLdS    DryVIFGrInc     FedAmLeadS      FedCapApS      FedQualBd     FedQualBdS       FidVIPEI     FidVIPEI2
              -------------   ------------   ------------   ------------   ------------   ------------   ------------   -----------
0.80% ......  $           -          1,698              -              -            244              -          9,838             -
0.95% ......              -              -              -              -              -              9              -             -
1.10% ......             25              -              -          1,032              -             66              -           688
1.15% ......          1,255              -            236            565              -          9,907              -        11,582
1.20% ......              -              -              -             53              -            273              -           244
1.25% ......            298              -            206          1,114              -          4,926              -         6,724
1.30% ......              -        298,815              -              -        225,203            338      8,183,419           343
1.35% ......              7              -              -              -              -              -              -             -
1.40% ......             93        312,909              -             95        270,732          1,434      6,090,279         3,613
1.45% ......            183              -            236            116              -          6,841              -         5,597
1.50% ......            573              -            501            242              -          4,097              -         4,415
1.55% ......          1,562              -            600            423              -         10,638              -        12,949
1.60% ......             14              -             85            687              -            947              -         4,672
1.65% ......            387              -            420            726              -          6,286              -         8,890
1.70% ......            274              -             32            103              -          2,343              -         1,625
1.75% ......            380              -             24            158              -          1,420              -         2,547
1.80% ......            279              -            197          1,832              -          7,213              -        10,071
1.85% ......            222              -             12            329              -          4,933              -         4,285
1.90% ......             36              -             71            255              -          2,259              -         1,983
1.95% ......             58              -             50             75              -            492              -           617
2.00% ......              -              -              -              1              -            308              -         6,791
2.05% ......            104              -             35            381              -          1,248              -         1,009
2.10% ......              -              -              3            190              -          2,444              -         2,496
2.15% ......              -              -            348             14              -          2,869              -         1,045
2.20% ......              -              -              -            548              -             99              -           210
2.25% ......             27              -             39             55              -             17              -            67
2.30% ......              9              -              -              -              -             80              -           165
2.35% ......              -              -              4             53              -              4              -             9
2.40% ......             40              -              6              -              -              -              -            28
2.45% ......              -              -              -             13              -             39              -            35
2.50% ......              -              -              -              -              -              3              -            60
2.55% ......              -              -              4             49              -              -              -            10
2.60% ......              -              -              -              -              -              -              -            28
2.80% ......              -              -              -             15              -              -              -            24
              -------------   ------------   ------------   ------------   ------------   ------------   ------------   -----------
  Totals ...  $       5,826        613,422          3,109          9,124        496,179         71,533     14,283,536        92,822
              =============   ============   ============   ============   ============   ============   ============   ===========

                   FidVIPGr      FidVIPGr2       FidVIPHI       FidVIPOv      FidVIPOvR     FidVIPOvS2       FidVIPAM     FidVIPCon
              -------------   ------------   ------------   ------------   ------------   ------------   ------------   -----------
0.80% ......  $      14,397              -          2,023            390            235              -          2,109         7,668
1.10% ......              -             41              -              -              -             40              -             -
1.15% ......              -          5,172              -              -              -          3,607              -             -
1.20% ......              -             18              -              -              -              -              -             -
1.25% ......              -          2,318              -              -              -            769              -             -
1.30% ......     10,216,630             94      1,730,440      1,612,974        204,284             69      4,181,526     4,709,772
1.40% ......      4,611,655            880      1,844,959        578,053        112,210            681      1,610,461     4,184,201
1.45% ......              -          4,100              -              -              -         22,593              -             -
1.50% ......              -          2,610              -              -              -          1,983              -             -
1.55% ......              -          8,047              -              -              -          2,941              -             -
1.60% ......              -          1,634              -              -              -          7,006              -             -
1.65% ......              -          3,856              -              -              -            754              -             -
1.70% ......              -          3,056              -              -              -          1,450              -             -
1.75% ......              -          1,230              -              -              -            349              -             -
1.80% ......              -          9,105              -              -              -          2,746              -             -
1.85% ......              -          2,139              -              -              -          1,059              -             -
1.90% ......              -            816              -              -              -            129              -             -
1.95% ......              -            436              -              -              -            110              -             -
2.00% ......              -          4,662              -              -              -            343              -             -
2.05% ......              -            817              -              -              -             96              -             -
2.10% ......              -            437              -              -              -             72              -             -
2.15% ......              -          1,264              -              -              -            416              -             -
2.20% ......              -             71              -              -              -              -              -             -
2.25% ......              -            109              -              -              -              2              -             -
2.30% ......              -             19              -              -              -              8              -             -
2.35% ......              -              -              -              -              -             21              -             -
2.40% ......              -             29              -              -              -              7              -             -
2.45% ......              -            147              -              -              -            124              -             -
2.50% ......              -            151              -              -              -              -              -             -
2.60% ......              -             28              -              -              -              -              -             -
2.70% ......              -            452              -              -              -            715              -             -
2.80% ......              -             14              -              -              -              -              -             -
              -------------   ------------   ------------   ------------   ------------   ------------   ------------   -----------
  Totals ...  $  14,842,682         53,752      3,577,422      2,191,417        316,729         48,090      5,794,096     8,901,641
              =============   ============   ============   ============   ============   ============   ============   ===========

                 FidVIPCon2    FidVIPIGBdS    FidVIPIGBd2     FidVIPGrOp    FidVIPMCap2     FidVIPValS    FidVIPValS2       FHGrInc
              -------------   ------------   ------------   ------------   ------------   ------------   ------------   -----------
0.80% ......  $           -              7              -            730              -            155              -             -
1.10% ......            401              -             63              -            368              -             21             -
1.15% ......          9,753              -          5,453              -          3,984              -          3,084             -
1.20% ......            472              -            161              -            282              -              -             -
1.25% ......          7,095              -          2,466              -          2,262              -          1,414             -
1.30% ......          1,507          6,704              -        298,600            737         82,724            122             -
1.40% ......          2,691          7,707            742        308,253            357         74,423            328             -
1.45% ......          5,910              -          3,494              -          1,596              -          2,618             -
1.50% ......          7,608              -          1,364              -          5,537              -            862             -
1.55% ......         11,202              -          7,823              -          9,244              -          4,594             -
1.60% ......          1,812              -          1,223              -          2,599              -            229             -
1.65% ......          6,933              -          2,395              -          2,559              -          1,283             -
1.70% ......          2,202              -            666              -          1,713              -            462             -
1.75% ......          2,695              -          7,406              -          1,946              -            947             -
1.80% ......          9,051              -          6,234              -          8,424              -          2,500             -
1.85% ......          4,566              -            921              -          5,882              -          1,878             -
1.90% ......          1,367              -            646              -            781              -            236             -
1.95% ......            600              -            354              -            832              -            235             -
2.00% ......          1,595              -          1,279              -            994              -          2,115             -
2.05% ......            514              -            297              -            970              -            616             -
2.10% ......          1,940              -          7,882              -          6,028              -            650             -
2.15% ......          1,968              -            518              -            672              -            493             -
2.20% ......            221              -             44              -            168              -              -             -
2.25% ......            180              -             40              -            202              -            341             -
2.30% ......            292              -             46              -             58              -              6             -
2.35% ......            150              -            199              -             60              -             65             -
2.40% ......            457              -              -              -             21              -              9             -
2.45% ......             75              -             23              -             16              -              5             -
2.50% ......             35              -              6              -            142              -            132             -
2.55% ......             62              -              -              -             23              -             51             -
2.60% ......             27              -              -              -             27              -             28             -
2.65% ......              -              -              -              -              1              -            237             -
2.70% ......            196              -             17              -              -              -            196             -
2.80% ......             23              -              -              -              -              -              -             -
              -------------   ------------   ------------   ------------   ------------   ------------   ------------   -----------
  Totals ...  $      83,600         14,418         51,762        607,583         58,485        157,302         25,757             -
              =============   ============   ============   ============   ============   ============   ============   ===========

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-II

               FrVIPRisDiv2   FrVIPSmCapV2   FrVIPForSec2      GVITCVal2    GVITIntVal2    GVITIntVal3   GVITDMidCapI   GVITEmMrkts
              -------------   ------------   ------------   ------------   ------------   ------------   ------------   -----------
0.80% ......  $           -              -              -              -              -             12          1,968            26
0.95% ......              -              -             54              -             54              -              -             -
1.10% ......          3,249            932            267             32              -              -             32             -
1.15% ......          7,930          1,877          2,720          2,096            247              -          5,649             -
1.20% ......            601            332            171              -              -              -             88             -
1.25% ......          3,304          1,241          2,236          1,109            154              -          2,776             -
1.30% ......          1,165            425            122             14              -          5,630        479,778        11,993
1.40% ......            326            354            727          1,722             97          4,189        370,559         8,483
1.45% ......          3,738          3,017          4,680            845            401              -          1,899             -
1.50% ......          2,841            714          1,097          2,658            135              -          1,191             -
1.55% ......         12,123          4,724          4,214          1,479            522              -          4,932             -
1.60% ......          2,381            518          6,845          1,408          1,916              -            888             -
1.65% ......          2,614          2,380          1,302            451             76              -          3,392             -
1.70% ......          1,364            593          1,485          1,936             48              -          1,474             -
1.75% ......          8,798            512            759            947              7              -            854             -
1.80% ......          5,753          2,135          2,895          1,313            570              -          1,885             -
1.85% ......          2,997            654            813            961             42              -          1,330             -
1.90% ......            969            196            573            759             15              -            297             -
1.95% ......            552            241            535            414             48              -            338             -
2.00% ......            388            300            191             48             47              -             76             -
2.05% ......            753            258            451            327             31              -            784             -
2.10% ......          4,338            920          1,333            931            112              -            181             -
2.15% ......            780            364            375          1,026             22              -            181             -
2.20% ......            276             60             31             70              -              -            110             -
2.25% ......            175              -            123             67              -              -            153             -
2.30% ......            125             40             67             44              -              -             17             -
2.35% ......            183            125              -              -              -              -             12             -
2.40% ......            499             10             51             12              5              -              9             -
2.45% ......              -             80            177              -             23              -             21             -
2.50% ......            124              -              -             26              -              -            119             -
2.55% ......             23              -              -              -              -              -              3             -
2.65% ......             48              -              -              -              -              -              -             -
2.70% ......              5            105            813              -            134              -              4             -
2.80% ......              -              -              -              -              -              -             15             -
              -------------   ------------   ------------   ------------   ------------   ------------   ------------   -----------
  Totals ...  $      68,422         23,107         35,107         20,695          4,706          9,831        881,015        20,502
              =============   ============   ============   ============   ============   ============   ============   ===========

               GVITEmMrkts2   GVITEmMrkts3     GVITFHiInc     GVITGlFin2     GVITGlFin3    GVITGlHlth2    GVITGlHlth3    GVITGlTech
              -------------   ------------   ------------   ------------   ------------   ------------   ------------   -----------
0.80% ......  $           -            127              -              -            198              -             83           114
0.95% ......              -              -              -              3              -              1              -             -
1.10% ......             15              -            540              -              -              9              -             -
1.15% ......          1,867              -          5,517          1,076              -          1,223              -             -
1.20% ......             25              -          1,087              6              -              -              -             -
1.25% ......            646              -          2,891            238              -            746              -             -
1.30% ......              -         32,492             61              5         11,781              -         39,368        13,331
1.40% ......          1,332         28,520            717             28          7,366            175         24,900         2,729
1.45% ......          6,742              -         40,547            143              -            209              -             -
1.50% ......            394              -          1,170             13              -            225              -             -
1.55% ......          4,559              -         12,309            412              -          1,552              -             -
1.60% ......            696              -          5,175              1              -              1              -             -
1.65% ......            280              -          1,943            110              -            836              -             -
1.70% ......            148              -          1,232            143              -            355              -             -
1.75% ......            211              -          3,178              5              -             80              -             -
1.80% ......          5,034              -          7,537            811              -          1,350              -             -
1.85% ......            222              -          1,162              -              -            281              -             -
1.90% ......            219              -            479              -              -            249              -             -
1.95% ......             54              -            236             64              -             37              -             -
2.00% ......              3              -            955              -              -             32              -             -
2.05% ......            215              -            478              -              -             53              -             -
2.10% ......            475              -            970             56              -            105              -             -
2.15% ......             88              -            858              1              -              5              -             -
2.20% ......              -              -              2              -              -             49              -             -
2.25% ......              -              -             70              -              -              -              -             -
2.30% ......              -              -             55              -              -              -              -             -
2.35% ......              -              -             10              -              -              -              -             -
2.40% ......              -              -              4             41              -             46              -             -

Continued
               GVITEmMrkts2   GVITEmMrkts3     GVITFHiInc     GVITGlFin2     GVITGlFin3    GVITGlHlth2    GVITGlHlth3    GVITGlTech
              -------------   ------------   ------------   ------------   ------------   ------------   ------------   -----------
2.45% ......              -              -            245              -              -              -              -             -
2.65% ......            241              -              -              -              -              -              -             -
2.70% ......             41              -            744              -              -              4              -             -
              -------------   ------------   ------------   ------------   ------------   ------------   ------------   -----------
  Totals ...  $      23,507         61,139         90,172          3,156         19,345          7,623         64,351        16,174
              =============   ============   ============   ============   ============   ============   ============   ===========

                GVITGlTech2    GVITGlTech3     GVITGlUtl2     GVITGlUtl3      GVITGvtBd     GVITGrowth      GVITIDAgg     GVITIDCon
              -------------   ------------   ------------   ------------   ------------   ------------   ------------   -----------
0.80% ......  $           -            214              -              1          7,860          9,757          1,087           518
1.10% ......              2              -              -              -          2,250              -            123           771
1.15% ......            896              -            343              -         13,637              -          5,035         8,644
1.20% ......              -              -              -              -            437              -             28           222
1.25% ......          1,014              -            562              -          5,254              -          4,554         2,904
1.30% ......              -         48,158              -          7,217      3,135,241        722,648         30,253        65,879
1.40% ......             46         25,083             63          4,257      2,912,076        432,542         19,747       123,550
1.45% ......            498              -             76              -          6,847              -          1,615        12,029
1.50% ......            177              -             59              -          6,242              -          2,334         2,248
1.55% ......          1,707              -            344              -         15,543              -          4,954        20,838
1.60% ......            482              -            300              -          1,601              -          1,496         1,780
1.65% ......            324              -             26              -          6,536              -          3,835         6,604
1.70% ......            135              -            219              -          1,150              -            354           972
1.75% ......            109              -            110              -          1,418              -          4,567           454
1.80% ......          1,481              -            230              -          9,478              -          4,234        13,637
1.85% ......            291              -          2,357              -          2,461              -          2,708         3,579
1.90% ......            202              -            139              -            636              -          3,337        12,046
1.95% ......             82              -              -              -            967              -            760           203
2.00% ......             35              -              -              -          2,113              -          2,988           423
2.05% ......             76              -              -              -          1,412              -          1,290         2,982
2.10% ......            161              -            482              -          6,754              -            872         7,698
2.15% ......            449              -              -              -            596              -            300         3,673
2.20% ......              -              -              -              -              -              -          1,546             -
2.25% ......              -              -              -              -            136              -          1,485            97
2.30% ......              -              -              -              -             16              -          1,205            22
2.35% ......              -              -              -              -            381              -            728           490
2.40% ......             39              -             41              -              3              -            231           334
2.45% ......            245              -              -              -             54              -            329           179
2.50% ......              -              -              -              -              -              -            175             -
2.55% ......              -              -              -              -              -              -            807            26
2.60% ......              -              -              -              -              -              -          2,596             -
2.65% ......            233              -              -              -              -              -              -            27
2.70% ......              -              -              1              -              -              -              -           526
2.75% ......              -              -              -              -              -              -            153             -
2.90% ......              -              -              -              -              -              -            135             -
3.00% ......              -              -              -              -              -              -             32             -
3.15% ......              -              -              -              -              -              -            267             -
              -------------   ------------   ------------   ------------   ------------   ------------   ------------   -----------
  Totals ...  $       8,684         73,455          5,352         11,475      6,141,099      1,164,947        106,160       293,355
              =============   ============   ============   ============   ============   ============   ============   ===========

                  GVITIDMod   GVITIDModAgg   GVITIDModCon     GVITIntGro    GVITIntGro3    GVITSMdCpGr   GVITSMdCpGr2     GVITMyMkt
              -------------   ------------   ------------   ------------   ------------   ------------   ------------   -----------
0.80% ......  $       3,192          3,879          2,735             64              8            487              -        17,270
0.95% ......              -              9              -              -              -              -              -             -
1.10% ......          1,257            781            322              -              -              -             76         1,136
1.15% ......         22,696         10,833         15,321              -              -              -          1,548        17,705
1.20% ......            323            922              -              -              -              -              -            42
1.25% ......         13,065         11,448          5,869              -              -              -            847         9,144
1.30% ......        149,104         70,564         67,462          1,170          6,279        113,216              -     4,679,268
1.40% ......        231,948        117,801         98,318            399         11,561         91,683             82     3,929,470
1.45% ......          6,816          3,377          4,261              -              -              -            345       288,902
1.50% ......         21,075          6,751          6,582              -              -              -            852         4,678
1.55% ......         50,791         20,671         16,280              -              -              -          1,089       196,741
1.60% ......          4,049          6,673          1,707              -              -              -             10        84,776
1.65% ......         26,317         14,001          7,917              -              -              -            230        13,865
1.70% ......          2,446            794          4,214              -              -              -             41         5,579
1.75% ......         13,303         10,424          5,356              -              -              -             10         6,766
1.80% ......         18,370         22,225         11,962              -              -              -            412        31,109
1.85% ......          8,874          6,570          9,018              -              -              -            104         4,745
1.90% ......          7,937          5,226          3,492              -              -              -            257         2,821
1.95% ......          3,152          1,418            553              -              -              -            127           994
2.00% ......          4,892          3,229          1,067              -              -              -             14         3,489
2.05% ......          7,907          1,639          2,614              -              -              -            139         3,888
2.10% ......          4,054          6,311          3,260              -              -              -             45        16,375

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-II

Continued
                  GVITIDMod   GVITIDModAgg   GVITIDModCon     GVITIntGro    GVITIntGro3    GVITSMdCpGr   GVITSMdCpGr2     GVITMyMkt
              -------------   ------------   ------------   ------------   ------------   ------------   ------------   -----------
2.15% ......          6,554          1,678          2,336              -              -              -            631           291
2.20% ......          2,280         12,843            431              -              -              -              -             2
2.25% ......          3,976          4,072          1,615              -              -              -             42           183
2.30% ......          1,387          2,306            672              -              -              -             41            32
2.35% ......            336          2,543            145              -              -              -              -           652
2.40% ......            242          2,643            678              -              -              -              -            71
2.45% ......             91            298              -              -              -              -            206         2,924
2.50% ......             36            928            219              -              -              -              3             -
2.55% ......            340            378             49              -              -              -              -             -
2.60% ......            685            810              -              -              -              -              -             -
2.65% ......          1,009            268              -              -              -              -              -           847
2.70% ......              7          1,267             12              -              -              -              -         6,608
2.75% ......             46              -              -              -              -              -              -             -
2.80% ......              -              -              -              -              -              -             15             -
2.85% ......            263              -              -              -              -              -              -             -
3.00% ......            110              -              -              -              -              -              -             -
              -------------   ------------   ------------   ------------   ------------   ------------   ------------   -----------
  Totals ...  $     618,930        355,580        274,467          1,633         17,848        205,386          7,166     9,330,373
              =============   ============   ============   ============   ============   ============   ============   ===========

                 GVITNWFund    GVITNWFund2      GVITLead3    GVITSmCapGr   GVITSmCapGr2   GVITSmCapVal  GVITSmCapVal2    GVITSmComp
              -------------   ------------   ------------   ------------   ------------   ------------  -------------   -----------
0.80% ......  $      34,668              -            127            349              -          5,357              -        11,570
0.95% ......              -              -              -              -              -              -              2             -
1.10% ......              -              -              -              -              6              -            134             -
1.15% ......              -          1,771              -              -          2,963              -          4,128             -
1.20% ......              -             77              -              -              -              -             65             -
1.25% ......              -            491              -              -            646              -          2,609             -
1.30% ......      3,435,099              -          9,184        112,023              -        964,685            116     1,360,004
1.40% ......      2,235,818              1          4,392         86,721            630        684,719            738     1,283,896
1.45% ......              -            252              -              -          1,180              -          3,240             -
1.50% ......              -            960              -              -            411              -            747             -
1.55% ......              -          3,412              -              -          2,558              -          6,114             -
1.60% ......              -            350              -              -            525              -          1,052             -
1.65% ......              -          1,350              -              -            694              -          1,599             -
1.70% ......              -              1              -              -            704              -            817             -
1.75% ......              -            733              -              -            144              -            353             -
1.80% ......              -            744              -              -          1,989              -          1,789             -
1.85% ......              -            483              -              -            627              -            972             -
1.90% ......              -          1,172              -              -            108              -            899             -
1.95% ......              -            378              -              -            103              -            597             -
2.00% ......              -              -              -              -             34              -             64             -
2.05% ......              -             44              -              -            378              -            252             -
2.10% ......              -            347              -              -            179              -            839             -
2.15% ......              -             14              -              -            142              -            404             -
2.20% ......              -             10              -              -              -              -              -             -
2.25% ......              -             85              -              -              -              -              -             -
2.30% ......              -              -              -              -              -              -             19             -
2.45% ......              -             35              -              -            137              -            144             -
2.60% ......              -             25              -              -              -              -              -             -
2.65% ......              -              -              -              -              -              -            245             -
2.70% ......              -              -              -              -              -              -             67             -
              -------------   ------------   ------------   ------------   ------------   ------------  -------------   -----------
  Totals ...  $   5,705,585         12,735         13,703        199,093         14,158      1,654,761         28,005     2,655,470
              =============   ============   ============   ============   ============   ============  =============   ===========

                GVITSmComp2    GVITTGroFoc   GVITTGroFoc3     GVITUSGro2     GVITUSGro3 GVITVKMultiSec         JanBal      JanCapAp
              -------------   ------------   ------------   ------------   ------------ --------------   ------------   -----------
0.80% ......  $           -             57             25              -            451            343              -         1,072
0.95% ......             14              -              -              -              -              -              -             -
1.10% ......            135              -              -             40              -              3             18             -
1.15% ......          3,854              -              -          1,598              -          3,202          3,021         1,522
1.20% ......            159              -              -              -              -            104            176            27
1.25% ......          2,590              -              -            521              -          1,895          1,718         2,397
1.30% ......            939         11,321         12,082              -         40,669        151,118              -       261,536
1.40% ......          1,003          2,924          7,666          1,585         40,969        168,293            431       193,262
1.45% ......          4,449              -              -            506              -          3,747          1,889         3,321
1.50% ......          2,254              -              -            663              -          1,097          1,077           757
1.55% ......          6,668              -              -          2,910              -          2,266          4,698         3,677
1.60% ......            865              -              -             43              -          1,095            928           458
1.65% ......          1,067              -              -            651              -          2,117          2,412           475
1.70% ......          1,069              -              -            166              -          1,675            182           835

Continued
                GVITSmComp2    GVITTGroFoc   GVITTGroFoc3     GVITUSGro2     GVITUSGro3 GVITVKMultiSec         JanBal      JanCapAp
              -------------   ------------   ------------   ------------   ------------ --------------   ------------   -----------
1.75% ......            984              -              -            556              -          4,365          6,932           848
1.80% ......          2,915              -              -          3,456              -          3,190          1,871         1,441
1.85% ......          3,351              -              -             72              -            957            365            37
1.90% ......          1,405              -              -          1,240              -            947            123           656
1.95% ......            216              -              -            184              -            453             52           155
2.00% ......             44              -              -             70              -            261            164           216
2.05% ......             38              -              -             57              -            549            858           860
2.10% ......          4,059              -              -          1,082              -          1,088            179           259
2.15% ......            108              -              -             62              -            826            157           112
2.20% ......             64              -              -             43              -              -             18            74
2.25% ......              -              -              -             52              -             25              -             -
2.30% ......              -              -              -             52              -              -            232            23
2.35% ......             21              -              -              -              -              -             50             9
2.40% ......             42              -              -             12              -              -              -             6
2.45% ......            258              -              -              -              -              6            700             -
2.50% ......              -              -              -            896              -              -              3            23
2.55% ......              -              -              -              -              -              -             49             5
2.60% ......              -              -              -              -              -              -              -            24
2.70% ......            719              -              -              -              -              -              -             -
2.80% ......              -              -              -              -              -              -              -            33
              -------------   ------------   ------------   ------------   ------------ --------------   ------------   -----------
  Totals ...  $      39,290         14,302         19,773         16,517         82,089        349,622         28,303       474,120
              =============   ============   ============   ============   ============ ==============   ============   ===========

                JanGlTechS2      JanGlTech    JanIntGroS2      JanIntGro    JanRMgLgCap      MFSInvGrS        MFSValS     NBAMTFasc
              -------------   ------------   ------------   ------------   ------------   ------------   ------------   -----------
0.80% ......  $          36            139             43            398              -              -              -             -
0.95% ......              -              -              -            480              -              -              -             -
1.10% ......              -              -              -             13              -              -          1,144             -
1.15% ......              -              -              -          1,085            131          1,282          1,696           228
1.20% ......              -              -              -              -              -            168            103             -
1.25% ......              -              -              -            637             27          1,128          1,508           578
1.30% ......         43,469         67,485         55,317        100,170              -              -              -             -
1.35% ......              -              -              -              -              -              -              -             7
1.40% ......         17,375         48,391         31,986         63,380              1            198            200            45
1.45% ......              -              -              -          2,183             74            434          1,309         1,491
1.50% ......              -              -              -            320            604          1,300          1,240            55
1.55% ......              -              -              -          2,555             76          2,410          2,053           466
1.60% ......              -              -              -          6,983              -            465          1,373           157
1.65% ......              -              -              -            230            140            782          1,030           177
1.70% ......              -              -              -            107             10          1,690            494            93
1.75% ......              -              -              -            150             57            885            700         2,006
1.80% ......              -              -              -          2,369             29          3,508          1,364           310
1.85% ......              -              -              -            379            125            831            784           242
1.90% ......              -              -              -             87              5            475            140           134
1.95% ......              -              -              -            145              -            560            173            37
2.00% ......              -              -              -              -             49            561            110             -
2.05% ......              -              -              -             15              -          1,081            486             -
2.10% ......              -              -              -            415              -          1,800            939           288
2.15% ......              -              -              -             79            114            209            176             -
2.20% ......              -              -              -              -             83            558             83             -
2.25% ......              -              -              -              -              1              -              -             -
2.30% ......              -              -              -              -              8             39             90             -
2.35% ......              -              -              -              -              -              -             22             -
2.40% ......              -              -              -              -              -              9             82             1
2.45% ......              -              -              -              -              -            349            359             1
2.50% ......              -              -              -              -              3            126             13             -
2.55% ......              -              -              -              -              -              8             13             -
2.70% ......              -              -              -              8              5              -              -            35
2.75% ......              -              -              -              -              -             24             24             -
2.80% ......              -              -              -              -              -             14              -             -
              -------------   ------------   ------------   ------------   ------------   ------------   ------------   -----------
  Totals ...  $      60,880        116,015         87,346        182,188          1,542         20,894         17,708         6,351
              =============   ============   ============   ============   ============   ============   ============   ===========

                   NBAMTGro     NBAMTGuard      NBAMTLMat     NBAMTMCGrS      NBAMTPart     NBAMSocRes      OppAggGro       OppBdFd
              -------------   ------------   ------------   ------------   ------------   ------------   ------------   -----------
0.80% ......  $       2,341            900          1,130              -          4,020              -            771         3,298
1.10% ......              -              -          2,403              -              -             20              -             -
1.15% ......              -              -          4,243          3,074              -            553              -             -
1.20% ......              -              -             43              -              -              -              -             -
1.25% ......              -              -          1,883          1,209              -             24              -             -
1.30% ......      1,617,676        165,222        947,200             22      1,247,261              -        179,014     1,488,889
1.40% ......        529,170        153,529        885,284          1,269      1,423,894              1        108,039     1,605,725
1.45% ......              -              -          5,299          2,366              -            189              -             -

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-II

Continued
                   NBAMTGro     NBAMTGuard      NBAMTLMat     NBAMTMCGrS      NBAMTPart     NBAMSocRes      OppAggGro       OppBdFd
              -------------   ------------   ------------   ------------   ------------   ------------   ------------   -----------
1.50% ......              -              -          2,946          1,181              -            129              -             -
1.55% ......              -              -         13,732          4,086              -            647              -             -
1.60% ......              -              -            540            151              -             44              -             -
1.65% ......              -              -          2,298          1,937              -            283              -             -
1.70% ......              -              -            984            512              -             14              -             -
1.75% ......              -              -         14,333            949              -            297              -             -
1.80% ......              -              -         10,100          1,515              -             91              -             -
1.85% ......              -              -          1,041          1,155              -            203              -             -
1.90% ......              -              -          1,208            331              -             37              -             -
1.95% ......              -              -            865            352              -              -              -             -
2.00% ......              -              -          1,029            210              -             94              -             -
2.05% ......              -              -            698            348              -              1              -             -
2.10% ......              -              -          2,710            339              -              -              -             -
2.15% ......              -              -            274            122              -             58              -             -
2.20% ......              -              -             26            592              -              -              -             -
2.25% ......              -              -            116              -              -              -              -             -
2.30% ......              -              -              9             14              -              -              -             -
2.35% ......              -              -            123             12              -              -              -             -
2.40% ......              -              -             12             12              -              -              -             -
2.45% ......              -              -             32             45              -              -              -             -
2.50% ......              -              -              -             47              -              -              -             -
2.55% ......              -              -             23              -              -              -              -             -
2.65% ......              -              -              -              1              -              -              -             -
2.80% ......              -              -              -             15              -              -              -             -
              -------------   ------------   ------------   ------------   ------------   ------------   ------------   -----------
  Totals ...  $   2,149,187        319,651      1,900,584         21,866      2,675,175          2,685        287,824     3,097,912
              =============   ============   ============   ============   ============   ============   ============   ===========

                   OppCapAp      OppCapApS      OppGlSec3       OppGlSec      OppGlSecS    OppHighIncS      OppMSFund    OppMSFundS
              -------------   ------------   ------------   ------------   ------------   ------------   ------------   -----------
0.80% ......  $       4,915              -            120          2,934              -              -            519             -
0.95% ......              -              -              -              -              -             27              -             -
1.10% ......              -            129              -              -            653             47              -            46
1.15% ......              -          4,431              -              -          8,124          4,868              -         4,393
1.20% ......              -            295              -              -            282            267              -           234
1.25% ......              -          3,422              -              -          6,486          2,875              -         2,387
1.30% ......      1,125,841            261        127,374      2,599,866            789              2        193,554            12
1.40% ......        810,647            271         91,134      2,147,964          1,977          1,146        170,834           938
1.45% ......              -          4,636              -              -          4,082         28,014              -         4,356
1.50% ......              -          1,756              -              -          1,545            815              -         1,811
1.55% ......              -          9,154              -              -         11,241         14,783              -         6,572
1.60% ......              -          1,207              -              -          4,713          5,468              -           406
1.65% ......              -          2,822              -              -          3,352          3,410              -         3,348
1.70% ......              -            622              -              -          1,171            752              -         1,197
1.75% ......              -            614              -              -            902          4,930              -           395
1.80% ......              -          5,061              -              -          5,015          8,283              -         3,395
1.85% ......              -          5,288              -              -          3,517          2,003              -           843
1.90% ......              -          1,262              -              -          1,009            816              -           781
1.95% ......              -            521              -              -            250             68              -           340
2.00% ......              -            192              -              -            453            432              -           891
2.05% ......              -            360              -              -            501            327              -         1,293
2.10% ......              -          6,375              -              -          3,834          1,891              -           688
2.15% ......              -            340              -              -            432             61              -         1,183
2.20% ......              -            220              -              -             89             60              -            79
2.25% ......              -            325              -              -             24             94              -            25
2.30% ......              -             34              -              -             50              -              -           107
2.35% ......              -             23              -              -              -             25              -            14
2.40% ......              -             37              -              -              -              7              -            10
2.45% ......              -             64              -              -              -              -              -            35
2.50% ......              -             72              -              -              -              -              -            13
2.55% ......              -              -              -              -              -              -              -             5
2.60% ......              -             25              -              -              -              -              -             -
2.70% ......              -             28              -              -              -            107              -             -
2.80% ......              -              -              -              -              -              -              -            14
              -------------   ------------   ------------   ------------   ------------   ------------   ------------   -----------
  Totals ...  $   1,941,403         49,847        218,628      4,750,764         60,491         81,578        364,907        35,811
              =============   ============   ============   ============   ============   ============   ============   ===========

                OppMSSmCapS     OppMultStr     PVTDiscGro      PVTGroInc       PVTIntEq     SRSTSmCapV         StOpp2       StDisc2
              -------------   ------------   ------------   ------------   ------------   ------------   ------------   -----------
0.80% ......  $           -          3,214              -              -              -              -          5,563           520
0.95% ......              2              -              -              -             44             13              -             -
1.10% ......            212              -              -            216              -              -              -             -
1.15% ......          2,386              -          1,007            381            504              -              -             -
1.20% ......              5              -             26            196              -              -              -             -
1.25% ......          1,070              -            299            615             98              -              -             -
1.30% ......              -      1,255,194              -              -              -              -      3,707,792       656,263
1.40% ......            145      1,058,840              1             85            829              -      1,858,305       354,429
1.45% ......          2,944              -             60            123            431              -              -             -
1.50% ......            323              -            608            311            480              -              -             -
1.55% ......          2,865              -            489          1,096            574              -              -             -
1.60% ......             25              -            115            456          3,876              -              -             -
1.65% ......            566              -            413            492            244              -              -             -
1.70% ......            419              -             34            124            481              -              -             -
1.75% ......            201              -            328            158            156              -              -             -
1.80% ......          2,793              -            442            529          1,235              -              -             -
1.85% ......            335              -             61            346             24              -              -             -
1.90% ......            371              -            200             75            107              -              -             -
1.95% ......            354              -             73              4              -              -              -             -
2.00% ......              -              -              3            128             22              -              -             -
2.05% ......            302              -              9              2             78              -              -             -
2.10% ......              -              -             52             86             13              -              -             -
2.15% ......            264              -            134            292              -              -              -             -
2.20% ......             90              -              3              -              -              -              -             -
2.25% ......              -              -             13              -              -              -              -             -
2.30% ......              -              -             21              -              -              -              -             -
2.35% ......              -              -             14              4              -              -              -             -
2.40% ......              -              -              -             41             41              -              -             -
2.45% ......              -              -             32              -              -              -              -             -
2.50% ......              -              -              -              3              -              -              -             -
2.55% ......              -              -             10              -              -              -              -             -
2.65% ......            243              -              -              -              -              -              -             -
2.70% ......              7              -              -              -              -              -              -             -
2.80% ......              -              -             14              -              -              -              -             -
              -------------   ------------   ------------   ------------   ------------   ------------   ------------   -----------
  Totals ...  $      15,922      2,317,248          4,461          5,763          9,237             13      5,571,660     1,011,212
              =============   ============   ============   ============   ============   ============   ============   ===========

                  StIntStk2       VEWrldBd     VEWrldEMkt      VEWrldHAs     VKCorPlus2        VKEmMkt       VKEmMkt2   VKUSRealEst
              -------------   ------------   ------------   ------------   ------------   ------------   ------------   -----------
0.80% ......  $          71            370            738          1,313              -            477              -         4,311
1.10% ......              -              -              -              -              -              -             39             -
1.15% ......              -              -              -              -            312              -          1,083             -
1.25% ......              -              -              -              -            220              -            929             -
1.30% ......         13,381        468,604        292,666        322,576              -        164,833              -       909,741
1.40% ......         12,963        327,458        220,275        178,853              7        130,887            390       869,354
1.45% ......              -              -              -              -            250              -            820             -
1.50% ......              -              -              -              -          1,371              -            710             -
1.55% ......              -              -              -              -            610              -          1,832             -
1.60% ......              -              -              -              -            128              -            218             -
1.65% ......              -              -              -              -            189              -            150             -
1.70% ......              -              -              -              -            374              -             99             -
1.75% ......              -              -              -              -             51              -            144             -
1.80% ......              -              -              -              -            544              -          1,334             -
1.85% ......              -              -              -              -             68              -             79             -
1.90% ......              -              -              -              -            277              -            302             -
1.95% ......              -              -              -              -             10              -             22             -
2.00% ......              -              -              -              -             14              -             48             -
2.05% ......              -              -              -              -             62              -            207             -
2.10% ......              -              -              -              -              9              -            493             -
2.15% ......              -              -              -              -            541              -            134             -
2.20% ......              -              -              -              -             51              -              -             -
2.25% ......              -              -              -              -             90              -              -             -
2.30% ......              -              -              -              -              8              -              -             -
2.35% ......              -              -              -              -              8              -              -             -
2.65% ......              -              -              -              -              -              -            330             -
2.70% ......              -              -              -              -              -              -             19             -
              -------------   ------------   ------------   ------------   ------------   ------------   ------------   -----------
  Totals ...  $      26,415        796,432        513,679        502,742          5,194        296,197          9,382     1,783,406
              =============   ============   ============   ============   ============   ============   ============   ===========

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-II

               VKUSRealEst2     VicDivrStk
              -------------   ------------
0.95% ......  $           2              -
1.10% ......            129              -
1.15% ......          5,588              -
1.20% ......             93              -
1.25% ......          3,198             22
1.40% ......            199              -
1.45% ......          2,836              -
1.50% ......          2,428              -
1.55% ......          6,671              -
1.60% ......            588              -
1.65% ......          2,952              -
1.70% ......            849              -
1.75% ......            570              -
1.80% ......          6,598              -
1.85% ......          2,284              -
1.90% ......            707              -
1.95% ......            131              -
2.00% ......            360              -
2.05% ......            803              -
2.10% ......            392              -
2.15% ......            123              -
2.20% ......             29              -
2.25% ......             65              -
2.30% ......             19              -
2.35% ......             72              -
2.40% ......            106              -
2.45% ......            374              -
2.70% ......          1,489              -
              -------------   ------------
  Totals ...  $      39,655             22
              =============   ============

(3)  RELATED PARTY TRANSACTIONS

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

     Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2003 and 2002, total transfers to the Account from the fixed account were $183,228,064 and $75,500,771 respectively, and total transfers from the Account to the fixed account were $157,178,548 and $362,803,270, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners' Equity.

     For contracts with the Extra Value option, the Company contributed $5,304,151 and $0 to the Account in the form of bonus credits to the contract owner accounts for the years ended December 31, 2003 and 2002, respectively. These amounts are included in purchase payments received from contract owners and are credited at the time the related purchase payment from the contract owner is received.

     For guaranteed minimum death benefits, the Company contributed $10,201,851 and $8,656,700 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2003 and 2002, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death, when applicable.

     For Purchase Payment Credits, the Company contributed $482,739 and $0 to the Account in the form of additional credit to the contract owner accounts for the years ended December 31, 2003 and 2002, respectively. These amounts are included in purchase payments received from contract owners and, as applicable, are applied to a contract when cumulative purchase payments reach certain aggregate levels.

(4)  FINANCIAL HIGHLIGHTS

     The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values and contract owners' equity outstanding for variable annuity contracts as of the end of the period indicated, and contract expense rate, investment income ratio and total return for each period in the five year period ended December 31, 2003. Beginning in 2003 the information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. For periods prior to 2003 the information is presented as a range of minimum and maximum values, however, such information is exclusive and independent for each column, and there is no intentional relationship among and between the ranges of values presented for contract expense rate, unit fair value and total return.

                     CONTRACT                                                                INVESTMENT
                      EXPENSE                               UNIT             CONTRACT          INCOME           TOTAL
                       RATE*            UNITS            FAIR VALUE       OWNERS' EQUITY       RATIO**         RETURN***
                  --------------    -------------     ----------------   ----------------    ----------   ------------------
AIM VIF - Basic Value Fund - Series II Shares
  2003 ........... 0.95% to 2.80%         725,730     $ 11.03 to 12.79   $      9,990,108       0.00%       10.28% to  27.90%(a)(b)

AIM VIF - Capital Appreciation Fund - Series II Shares
  2003 ........... 0.95% to 2.80%         208,483       10.76 to 12.14          2,749,979       0.00%        7.56% to  21.42%(a)(b)

AIM VIF - Capital Development Fund - Series II Shares
  2003 ........... 1.15% to 2.65%         156,782       14.00 to 13.81          2,180,408       0.00%       39.96% to  38.10%(a)(b)

Alger American MidCap Growth Portfolio - Class S
  2003 ...........      0.95%               2,204           10.77                  23,746       0.00%            7.74%       (a)(b)

Alliance VPSF - AllianceBernstein Growth & Income Portfolio - Class B
  2003 ........... 0.95% to 2.90%       1,055,483       11.05 to 12.18         14,215,858       0.14%       10.51% to  21.78%(a)(b)

Alliance VPSF - AllianceBernstein Small Cap Value Portfolio - Class B
  2003 ........... 1.10% to 2.70%         282,978       14.83 to 14.62          4,130,159       0.05%       48.33% to  46.22%(a)(b)

American Century VP - Balanced Fund - Class I
  2003 ........... 0.80% to 1.40%       6,309,606       16.09 to 17.88        118,238,558       2.53%       18.50% to  17.79%
  2002 ........... 0.80% to 1.40%       6,701,595       13.58 to 16.57        106,481,584       2.84%      -10.82% to -10.28%
  2001 ........... 0.80% to 1.40%       7,936,316       15.14 to 18.56        141,082,423       2.85%       -4.90% to  -4.32%
  2000 ........... 0.80% to 1.40%       9,044,850       15.82 to 19.50        168,807,500       2.64%       -4.01% to  -3.43%
  1999 ........... 0.80% to 1.40%      10,612,206       16.38 to 20.29        206,448,575       1.92%        8.52% to   9.18%

American Century VP - Capital Appreciation Fund - Class I
  2003 ........... 0.80% to 1.40%       6,916,987       10.28 to 12.68        141,677,225       0.00%       19.51% to  18.79%
  2002 ........... 0.80% to 1.40%       8,313,614        8.60 to 21.07        140,824,556       0.00%      -22.31% to -21.83%
  2001 ........... 0.80% to 1.40%      10,868,054       11.00 to 27.09        231,878,049       0.00%      -29.08% to -28.65%
  2000 ........... 0.80% to 1.40%      15,066,720       15.42 to 38.16        441,172,198       0.00%        7.52% to   8.17%
  1999 ........... 0.80% to 1.40%      13,411,163       14.26 to 35.45        378,644,239       0.00%       62.22% to  63.21%

American Century VP - Income & Growth Fund - Class I
  2003 ........... 0.80% to 1.40%       5,714,030       10.52 to 10.17         58,274,174       1.11%       28.32% to  27.54%
  2002 ........... 0.80% to 1.40%       5,125,581        7.97 to  8.20         40,961,204       1.15%      -20.50% to -20.02%
  2001 ........... 0.80% to 1.40%       6,383,548       10.03 to 10.25         64,124,490       0.93%       -9.64% to  -9.09%
  2000 ........... 0.80% to 1.40%       6,984,801       11.10 to 11.28         77,612,740       0.63%      -11.86% to -11.33%
  1999 ........... 0.80% to 1.40%       6,653,901       12.59 to 12.72         83,843,055       0.02%       16.37% to  17.08%

American Century VP - Income & Growth Fund - Class II
  2003 ........... 0.95% to 2.80%         513,470       11.24 to 12.24          6,815,250       0.00%       12.35% to  22.37%(a)(b)

American Century VP - Inflation Protection Fund - Class II
  2003 ........... 0.80% to 2.55%       1,303,256       10.27 to 10.29         13,554,997       1.08%        2.69% to   2.92%(a)

American Century VP - International Fund - Class I
  2003 ........... 0.80% to 1.40%       6,008,220       15.00 to 14.33         86,550,127       0.75%       23.51% to  22.77%
  2002 ........... 0.80% to 1.40%       7,997,923       11.67 to 12.14         93,782,519       0.88%      -21.49% to -21.01%
  2001 ........... 0.80% to 1.40%      12,314,247       14.87 to 15.37        183,795,862       0.09%      -30.17% to -29.74%
  2000 ........... 0.80% to 1.40%      16,440,930       21.29 to 21.88        351,199,697       0.15%      -17.98% to -17.49%
  1999 ........... 0.80% to 1.40%      17,059,507       25.96 to 26.52        444,075,227       0.00%       61.75% to  62.73%

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-II

                     CONTRACT                                                                INVESTMENT
                      EXPENSE                               UNIT             CONTRACT          INCOME           TOTAL
                       RATE*            UNITS            FAIR VALUE       OWNERS' EQUITY       RATIO**         RETURN***
                  --------------    -------------     ----------------   ----------------    ----------   ------------------
American Century VP - International Fund - Class II
  2003 ........... 0.95% to 2.70%         238,887     $ 11.35 to 12.83   $      3,091,431       0.00%       13.46% to  28.33%(a)(b)

American Century VP - International Fund - Class III
  2003 ........... 0.80% to 1.40%       2,431,962        9.97 to  9.87         24,027,699       0.68%       23.51% to  22.77%
  2002 ........... 0.80% to 1.40%       1,893,970        8.04 to  8.07         15,231,448       0.00%      -19.61% to -19.28%(a)(b)

American Century VP - Ultra(R) Fund - Class I
  2003 ........... 0.80% to 1.40%         596,069        9.91 to  9.81          5,850,738       0.00%       23.90% to  23.15%
  2002 ........... 0.80% to 1.40%         144,545        7.96 to  8.00          1,151,365       0.33%      -20.37% to -20.05%(a)(b)

American Century VP - Ultra(R) Fund - Class II
  2003 ........... 1.15% to 2.75%         251,964       13.07 to 11.68          3,176,173       0.00%       30.66% to  16.77%(a)(b)

American Century VP - Value Fund - Class I
  2003 ........... 0.80% to 1.40%       9,070,068       18.87 to 18.08        164,712,767       1.01%       27.93% to  27.15%
  2002 ........... 0.80% to 1.40%      10,608,306       14.22 to 14.75        151,374,824       0.98%      -13.84% to -13.32%
  2001 ........... 0.80% to 1.40%      12,737,342       16.51 to 17.02        210,784,815       0.86%       11.23% to  11.91%
  2000 ........... 0.80% to 1.40%       6,581,120       14.84 to 15.21         97,844,440       0.87%       16.50% to  17.20%
  1999 ........... 0.80% to 1.40%       4,565,160       12.74 to 12.97         58,235,416       0.93%       -2.24% to  -1.64%

American Century VP - Value Fund - Class II
  2003 ........... 1.10% to 2.80%         875,072       13.63 to 12.31         11,835,842       0.00%       36.27% to  23.13%(a)(b)

American VIS - Growth Fund - Class I
  2003 ...........          1.30%         365,065                55.43         20,233,757       0.37%                  35.36%
  2002 ...........          1.30%         395,501                40.94         16,193,780       0.18%                 -25.26%
  2001 ...........          1.30%         473,727                54.78         25,950,752       0.61%                 -19.01%
  2000 ...........          1.30%         553,384                67.64         37,428,733       0.00%                   3.37%
  1999 ...........          1.30%         635,473                65.43         41,578,361       0.17%                  55.58%

American VIS - High-Yield Bond Fund - Class I
  2003 ...........          1.30%          79,839                33.79         2,697,763      10.29%                   28.10%
  2002 ...........          1.30%          52,094                26.38         1,374,108       8.77%                   -2.79%
  2001 ...........          1.30%          57,996                27.14         1,573,778       9.84%                    6.60%
  2000 ...........          1.30%          65,619                25.45         1,670,327       0.86%                   -4.31%
  1999 ...........          1.30%          78,579                26.60         2,090,345       9.57%                    4.42%

American VIS - U.S. Government/AAA-Rated Securities Fund - Class I
  2003 ...........          1.30%         110,931                26.33         2,920,820       3.56%                    1.18%
  2002 ...........          1.30%         125,824                26.02         3,274,314       4.55%                    8.03%
  2001 ...........          1.30%         121,523                24.09         2,927,289       5.81%                    5.84%
  2000 ...........          1.30%         130,827                22.76         2,977,576       0.56%                   10.25%
  1999 ...........          1.30%         169,205                20.64         3,493,117       6.23%                   -1.82%

Charles Schwab Money Market Portfolio
  2003 ........... 0.95% to 1.45%         245,954        9.99 to  9.97          2,456,759       0.09%       -0.11% to  -0.27%(a)(b)

Credit Suisse Trust - Global Post-Venture Capital Portfolio
  2003 ........... 0.80% to 1.40%         665,511       10.67 to 10.22          6,834,165       0.00%       46.48% to  45.59%
  2002 ........... 0.80% to 1.40%         871,300        7.02 to  7.28          6,140,841       0.00%      -35.08% to -34.68%
  2001 ........... 0.80% to 1.40%       1,505,921       10.81 to 11.15         16,336,811       0.00%      -29.64% to -29.21%
  2000 ........... 0.80% to 1.40%       2,286,968       15.37 to 15.75         35,233,535       0.00%      -20.07% to -19.58%
  1999 ........... 0.80% to 1.40%       3,030,098       19.23 to 19.58         58,348,698       0.00%       61.21% to  62.19%

Credit Suisse Trust - International Focus Portfolio
  2003 ........... 0.80% to 1.40%       5,366,505       10.37 to 10.15         54,715,107       0.43%       32.03% to  31.23%
  2002 ........... 0.80% to 1.40%       6,977,626        7.74 to  7.85         54,182,847       0.00%      -21.03% to -20.55%
  2001 ........... 0.80% to 1.40%      10,217,779        9.80 to  9.88        100,414,080       0.00%      -23.37% to -22.90%
  2000 ........... 0.80% to 1.40%      12,854,477       12.79 to 12.86        164,768,486       0.39%      -26.93% to -26.49%
  1999 ........... 0.80% to 1.40%      16,297,012       17.44 to 17.58        285,770,938       0.97%       51.29% to  52.21%

                     CONTRACT                                                                INVESTMENT
                      EXPENSE                               UNIT             CONTRACT          INCOME           TOTAL
                       RATE*            UNITS            FAIR VALUE       OWNERS' EQUITY       RATIO**         RETURN***
                  --------------    -------------     ----------------   ----------------    ----------   ------------------
Credit Suisse Trust - Small Cap Growth Portfolio
  2003 ........... 0.80% to 1.40%       8,999,069     $ 15.33 to 16.27   $    147,102,444       0.00%       47.36% to  46.47%
  2002 ........... 0.80% to 1.40%      10,206,558       10.41 to 11.19        113,825,374       0.00%      -34.62% to -34.22%
  2001 ........... 0.80% to 1.40%      13,924,081       15.82 to 17.10        237,323,291       0.00%      -17.19% to -16.69%
  2000 ........... 0.80% to 1.40%      16,612,117       18.99 to 20.63        341,736,777       0.00%      -19.25% to -18.77%
  1999 ........... 0.80% to 1.40%      18,854,015       23.37 to 25.52        480,052,988       0.00%       66.72% to  67.73%

Dreyfus IP - Small Cap Stock Index Portfolio - Service Class
  2003 ........... 0.80% to 2.35%       2,490,303       10.43 to 10.15         27,176,568       0.28%       36.68% to  44.44%(b)
  2002 ........... 0.80% to 1.40%         466,308        7.60 to  7.63          3,546,444       0.31%      -23.97% to -23.66%(a)(b)

Dreyfus Socially Responsible Growth Fund, Inc., The
  2003 ........... 0.80% to 1.40%       6,701,628       15.66 to 19.43        135,576,829       0.11%       25.00% to  24.24%
  2002 ........... 0.80% to 1.40%       7,243,408       12.52 to 16.66        117,819,427       0.19%      -29.94% to -29.51%
  2001 ........... 0.80% to 1.40%       9,331,556       17.77 to 23.76        215,882,811       0.06%      -23.67% to -23.20%
  2000 ........... 0.80% to 1.40%      11,621,930       23.14 to 31.10        351,236,413       0.78%      -12.27% to -11.74%
  1999 ........... 0.80% to 1.40%      11,427,106       26.21 to 35.41        393,115,801       0.01%       28.26% to  29.04%

Dreyfus Stock Index Fund, Inc. - Initial Shares
  2003 ........... 0.80% to 1.40%      32,699,415       19.84 to 24.21        796,781,905       1.40%       27.34% to  26.57%
  2002 ........... 0.80% to 1.40%      38,520,995       15.58 to 19.36        740,960,376       1.27%      -23.45% to -22.98%
  2001 ........... 0.80% to 1.40%      47,103,460       20.23 to 25.27      1,182,651,353       1.03%      -13.42% to -12.89%
  2000 ........... 0.80% to 1.40%      55,652,644       23.22 to 29.16      1,612,835,393       0.94%      -10.54% to -10.00%
  1999 ........... 0.80% to 1.40%      64,392,990       25.80 to 32.56      2,085,135,987       1.10%       18.92% to  19.64%

Dreyfus Stock Index Fund, Inc. - Service Shares
  2003 ........... 0.95% to 2.90%       1,563,084       11.04 to 12.00         20,724,193       0.73%       10.44% to  20.00%(a)(b)

Dreyfus VIF - Appreciation Portfolio - Initial Shares
  2003 ........... 0.80% to 1.40%       6,013,001       12.85 to 12.35         74,581,255       1.29%       20.20% to  19.47%
  2002 ........... 0.80% to 1.40%       7,086,046       10.34 to 10.69         73,506,332       1.03%      -17.88% to -17.38%
  2001 ........... 0.80% to 1.40%       8,242,002       12.59 to 12.94        104,038,905       0.74%      -10.59% to -10.04%
  2000 ........... 0.80% to 1.40%      10,006,977       14.08 to 14.38        141,180,632       0.55%       -2.03% to  -1.44%
  1999 ........... 0.80% to 1.40%      13,989,497       14.37 to 14.59        201,347,558       0.61%        9.90% to  10.56%

Dreyfus VIF - Appreciation Portfolio - Service Shares
  2003 ........... 1.15% to 2.65%         396,749       12.70 to 12.54          4,997,749       1.99%       27.04% to  25.35%(a)(b)

Dreyfus VIF - Developing Leaders Portfolio - Service Shares
  2003 ........... 1.10% to 2.40%         131,238       13.83 to 13.67          1,800,570       0.00%       38.26% to  36.67%(a)(b)

Dreyfus VIF - Growth and Income Portfolio - Initial Shares
  2003 ........... 0.80% to 1.40%       4,245,970       12.28 to 11.77         50,156,353       0.77%       25.56% to  24.80%
  2002 ........... 0.80% to 1.40%       4,941,819        9.43 to  9.78         46,735,460       0.59%      -26.38% to -25.93%
  2001 ........... 0.80% to 1.40%       6,347,774       12.81 to 13.20         81,481,728       0.48%       -7.17% to  -6.60%
  2000 ........... 0.80% to 1.40%       6,251,144       13.80 to 14.14         86,398,707       0.63%       -5.12% to  -4.55%
  1999 ........... 0.80% to 1.40%       6,013,078       14.54 to 14.81         87,546,360       0.60%       15.25% to  15.95%

Federated IS - American Leaders Fund II - Service Shares
  2003 ........... 1.15% to 2.55%          77,357       13.35 to 13.18          1,001,093       0.00%       33.50% to  31.84%(a)(b)

Federated IS - Capital Appreciation Fund II - Service Shares
  2003 ........... 1.10% to 2.80%         177,660       13.00 to 11.83          2,254,950       0.00%       30.02% to  18.27%(a)(b)

Federated IS - Quality Bond Fund II - Primary Shares
  2003 ........... 0.80% to 1.40%       3,097,044       11.13 to 11.02         34,160,926       4.10%        3.81% to   3.18%
  2002 ........... 0.80% to 1.40%       2,559,029       10.68 to 10.72         27,343,161       0.00%        6.82% to   7.25%(a)(b)

Federated IS - Quality Bond Fund II - Service Shares
  2003 ........... 0.95% to 2.60%       1,665,638       10.26 to 10.78         17,093,448       0.01%        2.63% to   1.48%(a)(b)

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-II

                     CONTRACT                                                                INVESTMENT
                      EXPENSE                               UNIT             CONTRACT          INCOME           TOTAL
                       RATE*            UNITS            FAIR VALUE       OWNERS' EQUITY       RATIO**         RETURN***
                  --------------    -------------     ----------------   ----------------    ----------   ------------------
Fidelity(R) VIP - Equity-Income Portfolio - Initial Class
  2003 ........... 0.80% to 1.40%      35,119,867     $ 19.50 to 24.82   $  1,172,481,617       1.79%       29.29% to  28.51%
  2002 ........... 0.80% to 1.40%      41,305,904       15.08 to 33.74      1,060,581,302       1.87%      -18.11% to -17.61%
  2001 ........... 0.80% to 1.40%      51,133,930       18.31 to 41.16      1,585,718,542       1.79%       -6.29% to  -5.72%
  2000 ........... 0.80% to 1.40%      59,929,592       19.42 to 43.88      1,971,811,609       1.76%        6.91% to   7.56%
  1999 ........... 0.80% to 1.40%      78,576,059       18.06 to 41.00      2,430,673,513       1.54%        4.84% to   5.48%

Fidelity(R) VIP - Equity-Income Portfolio - Service Class 2
  2003 ........... 1.10% to 2.80%       1,963,742       13.76 to 12.47         26,626,620       0.00%       37.56% to  24.68%(a)(b)

Fidelity(R) VIP - Growth Portfolio - Initial Class
  2003 ........... 0.80% to 1.40%      30,857,133       16.71 to 22.22      1,206,381,873       0.27%       31.79% to  30.99%
  2002 ........... 0.80% to 1.40%      36,598,859       12.68 to 43.17      1,070,077,897       0.27%      -31.09% to -30.67%
  2001 ........... 0.80% to 1.40%      48,260,844       18.29 to 62.58      1,993,120,208       0.08%      -18.81% to -18.31%
  2000 ........... 0.80% to 1.40%      60,371,162       22.39 to 77.00      3,015,865,434       0.12%      -12.22% to -11.69%
  1999 ........... 0.80% to 1.40%      67,613,846       25.36 to 87.63      3,849,635,811       0.15%       35.51% to  36.34%

Fidelity(R) VIP - Growth Portfolio - Service Class 2
  2003 ........... 1.10% to 2.80%       1,072,088       13.90 to 12.34         14,579,923       0.00%       38.99% to  23.39%(a)(b)

Fidelity(R) VIP - High Income Portfolio - Initial Class
  2003 ........... 0.80% to 1.40%      16,497,401       11.91 to 13.08        283,236,571       6.82%       26.25% to  25.48%
  2002 ........... 0.80% to 1.40%      17,053,114        9.43 to 19.56        231,945,065      10.24%        2.00% to   2.62%
  2001 ........... 0.80% to 1.40%      20,055,329        9.19 to 19.16        263,383,634      16.07%      -12.98% to -12.44%
  2000 ........... 0.80% to 1.40%      22,851,138       10.50 to 22.00        342,655,841       8.07%      -23.55% to -23.09%
  1999 ........... 0.80% to 1.40%      31,737,436       13.65 to 28.74        621,032,332      10.35%        6.64% to   7.29%

Fidelity(R) VIP - Overseas Portfolio - Initial Class
  2003 ........... 0.80% to 1.40%      10,235,114       14.55 to 15.07        187,955,327       0.83%       42.22% to  41.36%
  2002 ........... 0.80% to 1.40%      12,965,489       10.23 to 13.97        167,732,039       0.89%      -21.40% to -20.92%
  2001 ........... 0.80% to 1.40%      17,812,066       12.94 to 17.76        290,908,736       5.72%      -22.28% to -21.80%
  2000 ........... 0.80% to 1.40%      22,555,451       16.55 to 22.83        472,254,098       1.65%      -20.24% to -19.75%
  1999 ........... 0.80% to 1.40%      26,744,723       20.62 to 28.59        702,006,152       1.34%       40.63% to  41.49%

Fidelity(R) VIP - Overseas Portfolio - Initial Class R
  2003 ........... 0.80% to 1.40%       3,556,585       11.04 to 10.92         38,898,685       0.58%       42.18% to  41.32%
  2002 ........... 0.80% to 1.40%       1,991,220        7.73 to  7.76         15,399,653       0.00%      -22.70% to -22.38%(a)(b)

Fidelity(R) VIP - Overseas Portfolio - Service Class 2
  2003 ........... 1.10% to 2.70%         759,076       14.85 to 14.64         11,143,294       0.00%       48.46% to  46.36%(a)(b)

Fidelity(R) VIP II - Asset Manager Portfolio - Initial Class
  2003 ........... 0.80% to 1.40%      18,528,814       17.32 to 17.29        450,130,622       3.64%       17.03% to  16.32%
  2002 ........... 0.80% to 1.40%      21,172,985       14.80 to 24.49        440,820,954       4.16%      -10.01% to  -9.46%
  2001 ........... 0.80% to 1.40%      26,640,365       16.35 to 27.18        610,006,656       4.45%       -5.44% to  -4.86%
  2000 ........... 0.80% to 1.40%      33,039,586       17.18 to 28.72        794,325,046       3.53%       -5.27% to  -4.69%
  1999 ........... 0.80% to 1.40%      41,605,682       18.03 to 30.28      1,062,404,219       3.39%        9.54% to  10.20%

Fidelity(R) VIP II - Contrafund(R) Portfolio - Initial Class
  2003 ........... 0.80% to 1.40%      31,289,245       22.22 to 22.94        721,253,344       0.46%       27.44% to  26.67%
  2002 ........... 0.80% to 1.40%      35,826,301       17.43 to 18.25        651,487,682       0.90%      -10.62% to -10.07%
  2001 ........... 0.80% to 1.40%      43,074,426       19.39 to 20.40        875,745,551       0.83%      -13.48% to -12.95%
  2000 ........... 0.80% to 1.40%      52,155,446       22.27 to 23.55      1,224,787,575       0.38%       -7.92% to  -7.37%
  1999 ........... 0.80% to 1.40%      59,904,172       24.04 to 25.55      1,527,000,241       0.44%       22.52% to  23.26%

Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class 2
  2003 ........... 1.10% to 2.80%       1,746,863       13.41 to 12.28         23,242,672       0.00%       34.14% to  22.81%(a)(b)

Fidelity(R) VIP II - Investment Grade Bond Portfolio: Service Class
  2003 ........... 0.80% to 1.40%         441,619       10.16 to 10.12          4,471,457       0.00%        1.63% to   1.22%(a)(b)

Fidelity(R) VIP II - Investment Grade Bond Portfolio: Service Class 2
  2003 ........... 1.10% to 2.60%       1,078,745       10.34 to 10.42         11,114,242       0.00%        3.40% to   2.05%(a)(b)

                     CONTRACT                                                                INVESTMENT
                      EXPENSE                               UNIT             CONTRACT          INCOME           TOTAL
                       RATE*            UNITS            FAIR VALUE       OWNERS' EQUITY       RATIO**         RETURN***
                  --------------    -------------     ----------------   ----------------    ----------   ------------------
Fidelity(R) VIP III - Growth Opportunities Portfolio - Initial Class
  2003 ........... 0.80% to 1.40%       5,119,061     $  9.77 to  9.40   $     48,280,130       0.78%       28.83% to  28.06%
  2002 ........... 0.80% to 1.40%       6,029,031        7.34 to  7.59         44,374,253       1.11%      -22.94% to -22.47%
  2001 ........... 0.80% to 1.40%       7,361,823        9.52 to  9.79         70,269,192       0.40%      -15.63% to -15.11%
  2000 ........... 0.80% to 1.40%       9,785,418       11.29 to 11.53        110,633,049       1.45%      -18.22% to -17.73%
  1999 ........... 0.80% to 1.40%      13,267,254       13.80 to 14.01        183,333,866       1.00%        2.81% to   3.44%

Fidelity(R) VIP III - Mid Cap Portfolio - Service Class 2
  2003 ........... 1.10% to 2.65%         952,250       14.39 to 14.19         13,510,593       0.00%       43.87% to  41.90%(a)(b)

Fidelity(R) VIP III - Value Strategies Portfolio - Service Class
  2003 ........... 0.80% to 1.40%       2,066,461       11.69 to 11.57         23,941,728       0.00%       56.53% to  55.58%
  2002 ........... 0.80% to 1.40%         204,843        7.44 to  7.47          1,524,353       0.00%      -25.61% to -25.31%(a)(b)

Fidelity(R) VIP III - Value Strategies Portfolio - Service Class 2
  2003 ........... 1.10% to 2.65%         612,598       16.70 to 16.47         10,142,879       0.00%       66.98% to  64.69%(a)(b)

First Horizon Growth & Income Portfolio
  2003 ...........     1.55%                   56           10.95                     613       0.00%            9.47%       (a)(b)

Franklin Templeton VIP - Franklin Rising Dividends Securities Fund - Class II
  2003 ........... 1.10% to 2.70%       1,384,163       13.22 to 13.04         18,147,130       0.13%       32.24% to  30.37%(a)(b)

Franklin Templeton VIP - Franklin Small Cap Value Securities Fund - Class II
  2003 ........... 1.10% to 2.70%         401,638       14.45 to 14.25          5,756,365       0.04%       44.54% to  42.49%(a)(b)

Franklin Templeton VIP - Templeton Foreign Securities Fund - Class 2
  2003 ........... 0.95% to 2.70%         604,314       11.38 to 13.62          8,285,031       0.17%       13.81% to  36.17%(a)(b)

Gartmore GVIT Comstock Value Fund - Class II
  2003 ........... 1.10% to 2.50%         447,441       13.68 to 13.51          6,093,942       0.77%       36.80% to  35.10%(a)(b)

Gartmore GVIT Dreyfus International Value Fund - Class II
  2003 ........... 0.95% to 2.70%          77,090       11.75 to 13.56          1,047,743       0.00%       17.48% to  35.57%(a)(b)

Gartmore GVIT Dreyfus International Value Fund - Class III
  2003 ........... 0.80% to 1.40%         237,590       13.74 to 13.69          3,253,297       0.00%       37.43% to  36.88%(a)(b)

Gartmore GVIT Dreyfus Mid Cap Index Fund - Class I
  2003 ........... 0.80% to 2.80%       8,099,016       11.49 to 12.95         93,067,272       0.43%       33.57% to  29.50%(b)
  2002 ........... 0.80% to 1.40%       6,856,576        8.47 to  8.60         58,143,111       0.43%      -16.49% to -15.98%
  2001 ........... 0.80% to 1.40%       6,105,234       10.14 to 10.24         61,955,222       0.00%       -2.70% to  -2.10%
  2000 ........... 0.80% to 1.40%       3,284,842       10.42 to 10.46         34,238,565       0.00%        4.19% to   4.61%(a)(b)

Gartmore GVIT Emerging Markets Fund - Class I
  2003 ........... 0.80% to 1.40%         157,661       11.28 to 11.05          1,746,289       0.50%       63.94% to  62.95%
  2002 ........... 0.80% to 1.40%         263,209        6.78 to  6.88          1,788,282       0.17%      -16.42% to -15.91%
  2001 ........... 0.80% to 1.40%         657,996        8.12 to  8.18          5,343,630       0.45%       -6.52% to  -5.95%
  2000 ........... 0.80% to 1.40%           7,452        8.68 to  8.70             64,722       0.00%      -13.17% to -13.05%(a)(b)

Gartmore GVIT Emerging Markets Fund - Class II
  2003 ........... 1.10% to 2.70%         289,997       16.76 to 16.52          4,798,777       0.13%       67.55% to  65.18%(a)(b)

Gartmore GVIT Emerging Markets Fund - Class III
  2003 ........... 0.80% to 1.40%         991,282       12.34 to 12.22         12,125,928       0.38%       63.90% to  62.91%
  2002 ........... 0.80% to 1.40%         203,046        7.50 to  7.53          1,523,661       0.51%      -24.99% to -24.69%(a)(b)

Gartmore GVIT Federated High Income Bond Fund - Class I
  2003 ........... 1.10% to 2.70%       1,610,041       11.97 to 11.80         19,212,252       6.18%       19.74% to  18.04%(a)(b)

Gartmore GVIT Global Financial Services Fund - Class II
  2003 ........... 0.95% to 2.70%          67,705       11.72 to 14.01            958,244       0.62%       17.17% to  40.97%(a)(b)

Gartmore GVIT Global Financial Services Fund - Class III
  2003 ........... 0.80% to 1.40%         184,883       12.09 to 11.97          2,215,524       0.56%       40.33% to  39.48%
  2002 ........... 0.80% to 1.40%         107,155        8.58 to  8.62            919,991       0.02%      -14.19% to -13.84%(a)(b)

Gartmore GVIT Global Health Sciences Fund - Class II
  2003 ........... 0.95% to 2.70%         161,686       10.79 to 13.70          2,231,226       0.00%        7.93% to  37.02%(a)(b)

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-II

                     CONTRACT                                                                INVESTMENT
                      EXPENSE                               UNIT             CONTRACT          INCOME           TOTAL
                       RATE*            UNITS            FAIR VALUE       OWNERS' EQUITY       RATIO**         RETURN***
                  --------------    -------------     ----------------   ----------------    ----------   ------------------
Gartmore GVIT Global Health Sciences Fund - Class III
  2003 ........... 0.80% to 1.40%         628,781     $ 11.27 to 11.16   $      7,021,780       0.00%       35.68% to  34.86%
  2002 ........... 0.80% to 1.40%         171,383        8.27 to  8.31          1,418,210       0.00%      -17.28% to -16.95%(a)(b)

Gartmore GVIT Global Technology and Communications Fund - Class I
  2003 ........... 0.80% to 1.40%         403,612        2.98 to  2.92          1,183,737       0.00%       53.99% to  53.06%
  2002 ........... 0.80% to 1.40%         892,288        1.91 to  1.94          1,708,163       0.86%      -43.58% to -43.24%
  2001 ........... 0.80% to 1.40%         798,837        3.39 to  3.41          2,707,606       0.00%      -43.53% to -43.18%
  2000 ........... 0.80% to 1.40%         291,856        6.00 to  6.01          1,750,693       0.00%      -40.03% to -39.94%(a)(b)

Gartmore GVIT Global Technology and Communications Fund - Class II
  2003 ........... 1.15% to 2.65%         231,676       15.34 to 15.14          3,537,844       0.00%       53.44% to  51.40%(a)(b)

Gartmore GVIT Global Technology and Communications Fund - Class III
  2003 ........... 0.80% to 1.40%         865,791       11.01 to 10.90          9,446,336       0.00%       53.95% to  53.02%
  2002 ........... 0.80% to 1.40%         298,373        7.12 to  7.15          2,125,940       0.11%      -28.78% to -28.49%(a)(b)

Gartmore GVIT Global Utilities Fund - Class II
  2003 ........... 1.15% to 2.70%          87,903       12.48 to 12.31          1,092,226       0.43%       24.79% to  23.08%(a)(b)

Gartmore GVIT Global Utilities Fund - Class III
  2003 ........... 0.80% to 1.40%         116,517       10.64 to 10.54          1,228,994       0.62%       23.18% to  22.43%
  2002 ........... 0.80% to 1.40%          62,563        8.61 to  8.64            538,730       0.73%      -13.93% to -13.58%(a)(b)

Gartmore GVIT Government Bond Fund - Class I
  2003 ........... 0.80% to 2.60%      10,401,281       15.87 to 10.61        160,274,272       3.27%        1.18% to  -0.30%(b)
  2002 ........... 0.80% to 1.40%      15,387,215       15.69 to 16.40        252,312,055       4.37%        9.43% to  10.10%
  2001 ........... 0.80% to 1.40%      11,948,339       14.25 to 14.99        179,032,738       5.17%        5.75% to   6.39%
  2000 ........... 0.80% to 1.40%      10,784,863       13.39 to 14.17        152,585,708       5.31%       10.97% to  11.64%
  1999 ........... 0.80% to 1.40%      11,795,667       11.99 to 12.77        150,615,333       5.38%       -3.71% to  -3.13%

 Tax qualified
  2003 ...........          1.30%       2,859,598                44.06        125,987,256       3.27%                   0.67%
  2002 ...........          1.30%       3,796,805                43.76        166,158,150       4.37%                   9.54%
  2001 ...........          1.30%       3,026,477                39.95        120,910,304       5.17%                   5.85%
  2000 ...........          1.30%       2,868,756                37.74        108,271,923       5.31%                  11.08%
  1999 ...........          1.30%       3,473,447                33.98        118,013,762       5.38%                  -3.62%

 Non-tax qualified
  2003 ...........          1.30%       1,460,899                43.94         64,193,822       3.27%                   0.67%
  2002 ...........          1.30%       2,262,829                43.65         98,765,786       4.37%                   9.54%
  2001 ...........          1.30%       2,026,602                39.85         80,750,598       5.17%                   5.85%
  2000 ...........          1.30%       2,244,962                37.74         84,728,835       5.31%                  11.08%
  1999 ...........          1.30%       2,665,502                33.89         90,323,814       5.38%                  -3.62%

Gartmore GVIT Growth Fund - Class I
  2003 ........... 0.80% to 1.40%       6,721,760       11.59 to 13.14         95,565,258       0.02%       31.68% to  30.88%
  2002 ........... 0.80% to 1.40%       7,527,420        8.80 to 11.40         81,445,432       0.00%      -29.72% to -29.29%
  2001 ........... 0.80% to 1.40%       9,697,122       12.45 to 16.21        148,778,467       0.00%      -29.15% to -28.71%
  2000 ........... 0.80% to 1.40%      12,153,485       17.46 to 22.85        261,874,081       0.18%      -27.56% to -27.12%
  1999 ........... 0.80% to 1.40%      18,882,446       23.96 to 31.51        561,596,114       0.62%        2.82% to   3.44%

Gartmore GVIT ID Aggressive Fund
  2003 ........... 0.80% to 3.15%       2,319,152       10.82 to 12.54         29,121,998       0.96%       30.81% to  25.39%(b)
  2002 ........... 0.80% to 1.40%         222,189        8.22 to  8.27          1,828,268       1.09%      -17.77% to -17.30%(a)(b)

Gartmore GVIT ID Conservative Fund
  2003 ........... 0.80% to 2.65%       3,354,319       10.68 to 10.64         35,767,690       2.15%        7.04% to   6.37%(b)
  2002 ........... 0.80% to 1.40%       1,455,743        9.92 to  9.98         14,443,651       2.79%       -0.81% to  -0.24%(a)(b)

Gartmore GVIT ID Moderate Fund
  2003 ........... 0.80% to 3.00%      10,453,015       10.80 to 11.47        121,349,850       1.41%       19.09% to  14.66%(b)
  2002 ........... 0.80% to 1.40%       2,118,040        9.02 to  9.07         19,115,308       1.76%       -9.79% to  -9.28%(a)(b)

                     CONTRACT                                                                INVESTMENT
                      EXPENSE                               UNIT             CONTRACT          INCOME           TOTAL
                       RATE*            UNITS            FAIR VALUE       OWNERS' EQUITY       RATIO**         RETURN***
                  -------------     -------------     ----------------   ----------------    ----------   ------------------
Gartmore GVIT ID Moderately Aggressive Fund
  2003 ........... 0.80% to 2.85%       6,494,549     $ 10.83 to 10.53   $     78,820,084       1.04%       25.63% to  29.11%(b)
  2002 ........... 0.80% to 1.40%       1,018,177        8.57 to  8.62          8,735,441       1.70%      -14.26% to -13.77%(a)(b)

Gartmore GVIT ID Moderately Conservative Fund
  2003 ........... 0.80% to 2.85%       4,202,278       10.79 to 10.41         46,736,320       1.81%       12.79% to  13.27%(b)
  2002 ........... 0.80% to 1.40%         830,335        9.52 to  9.57          7,906,829       2.34%       -4.83% to  -4.29%(a)(b)

Gartmore GVIT International Growth Fund - Class I
  2003 ........... 0.80% to 1.40%          20,616        6.62 to  6.49            134,284       0.00%       34.54% to  33.73%
  2002 ........... 0.80% to 1.40%          29,445        4.85 to  4.92            143,224       0.00%      -25.17% to -24.71%
  2001 ........... 0.80% to 1.40%          34,979        6.48 to  6.53            227,067       0.38%      -29.66% to -29.22%
  2000 ........... 0.80% to 1.30%           4,075        9.22 to  9.23             37,598       0.00%       -7.79% to  -7.68%(a)(b)

Gartmore GVIT International Growth Fund - Class III
  2003 ........... 0.80% to 1.40%         222,505       10.46 to 10.36          2,306,595       0.00%       34.25% to  33.44%
  2002 ........... 0.80% to 1.40%          89,607        7.76 to  7.79            695,629       0.00%      -22.38% to -22.06%(a)(b)

Gartmore GVIT Mid Cap Growth Fund - Class I
  2003 ........... 0.80% to 1.40%       3,739,814        4.87 to  4.76         17,845,308       0.00%       39.02% to  38.18%
  2002 ........... 0.80% to 1.40%       2,660,898        3.45 to  3.50          9,184,293       0.00%      -37.90% to -37.52%
  2001 ........... 0.80% to 1.40%       3,055,759        5.55 to  5.60         16,970,224       0.00%      -31.29% to -30.87%
  2000 ........... 0.80% to 1.40%       5,375,674        8.08 to  8.11         43,423,723       0.00%      -19.25% to -18.92%(a)(b)

Gartmore GVIT Mid Cap Growth Fund - Class II
  2003 ........... 1.15% to 2.80%         299,970       12.61 to 12.46          3,768,515       0.00%       26.05% to  24.65%(a)(b)

Gartmore GVIT Money Market Fund - Class I
  2003 ........... 0.80% to 2.45%      31,545,544       12.91 to  9.83        530,145,947       0.67%       -0.18% to  -1.71%(b)
  2002 ........... 0.80% to 1.40%      41,511,317       12.93 to 26.43        755,818,167       1.22%       -0.21% to   0.40%
  2001 ........... 0.80% to 1.40%      52,653,826        6.57 to 26.46        942,668,967       3.70%      -29.14% to   2.77%
  2000 ........... 0.80% to 1.40%      50,932,433        9.27 to 25.88        915,732,791       5.34%       -7.33% to   5.18%
  1999 ........... 0.80% to 1.40%      76,321,483       11.92 to 24.72      1,298,905,014       4.86%        3.38% to   4.01%

Gartmore GVIT Nationwide(R) Fund - Class I
  2003 ........... 0.80% to 1.40%       8,257,174       17.84 to 20.71        170,241,418       0.54%       26.49% to  25.73%
  2002 ........... 0.80% to 1.40%      10,146,387       14.10 to 16.47        166,485,649       0.83%      -18.51% to -18.02%
  2001 ........... 0.80% to 1.40%      13,185,196       17.20 to 20.22        265,553,730       0.72%      -13.06% to -12.53%
  2000 ........... 0.80% to 1.40%      16,051,622       19.66 to 23.25        372,125,058       0.60%       -3.48% to  -2.90%
  1999 ........... 0.80% to 1.40%      20,678,733       20.25 to 24.09        496,893,558       0.66%        5.45% to   6.09%

 Tax qualified
  2003 ...........          1.30%       2,184,289                85.06        185,796,420       0.54%                  25.86%
  2002 ...........          1.30%       2,441,029                67.59        164,977,267       0.83%                 -18.43%
  2001 ...........          1.30%       2,811,964                82.85        232,983,965       0.72%                 -12.97%
  2000 ...........          1.30%       3,204,746                95.21        305,110,163       0.60%                  -3.39%
  1999 ...........          1.30%       4,059,346                98.54        400,017,011       0.66%                   5.55%

 Non-tax qualified
  2003 ...........          1.30%       1,167,236                82.87         96,728,819       0.54%                  25.86%
  2002 ...........          1.30%       1,364,710                65.84         89,858,992       0.83%                 -18.43%
  2001 ...........          1.30%       1,664,242                80.72        134,339,234       0.72%                 -12.97%
  2000 ...........          1.30%       2,074,432                92.75        192,412,090       0.60%                  -3.39%
  1999 ...........          1.30%       2,763,449                96.00        265,304,098       0.66%                   5.55%

Gartmore GVIT Nationwide(R) Fund - Class II
  2003 ........... 1.15% to 2.60%         241,206       13.18 to 13.01          3,168,470       0.12%       31.81% to  30.12%(a)(b)

Gartmore GVIT Nationwide(R) Leaders Fund - Class III
  2003 ........... 0.80% to 1.40%         112,472       10.47 to 10.36          1,167,054       0.19%       24.59% to  23.84%
  2002 ........... 0.80% to 1.40%         140,893        8.37 to  8.40          1,179,449       1.10%      -16.33% to -15.99%(a)(b)

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-II

                     CONTRACT                                                                INVESTMENT
                      EXPENSE                               UNIT             CONTRACT          INCOME           TOTAL
                       RATE*            UNITS            FAIR VALUE       OWNERS' EQUITY       RATIO**         RETURN***
                  --------------    -------------     ----------------   ----------------    ----------   ------------------
Gartmore GVIT Small Cap Growth Fund - Class I
  2003 ........... 0.80% to 1.40%       2,968,907     $  6.30 to  6.16   $     18,323,132       0.00%       33.19% to  32.39%
  2002 ........... 0.80% to 1.40%       2,398,287        4.65 to  4.73         11,172,305       0.00%      -34.22% to -33.82%
  2001 ........... 0.80% to 1.40%       2,774,965        7.07 to  7.14         19,637,744       0.00%      -12.10% to -11.56%
  2000 ........... 0.80% to 1.40%       1,115,197        8.04 to  8.08          8,973,889       0.00%      -19.56% to -19.24%(a)(b)

Gartmore GVIT Small Cap Growth Fund - Class II
  2003 ........... 1.10% to 2.45%         253,671       13.81 to 13.64          3,438,415       0.00%       38.07% to  36.42%(a)(b)

Gartmore GVIT Small Cap Value Fund - Class I
  2003 ........... 0.80% to 1.40%       9,693,103       17.13 to 16.55        160,991,883       0.00%       55.60% to  54.66%
  2002 ........... 0.80% to 1.40%      10,426,144       10.70 to 11.01        111,874,546       0.01%      -28.18% to -27.75%
  2001 ........... 0.80% to 1.40%      15,189,321       14.90 to 15.23        226,764,114       0.04%       26.47% to  27.25%
  2000 ........... 0.80% to 1.40%       8,200,471       11.78 to 11.97         96,733,922       0.00%        9.65% to  10.31%
  1999 ........... 0.80% to 1.40%       4,810,079       10.74 to 10.85         51,722,827       0.00%       26.00% to  27.00%

Gartmore GVIT Small Cap Value Fund - Class II
  2003 ........... 0.95% to 2.70%         573,102       11.61 to 16.55          9,519,702       0.00%       16.09% to  65.55%(a)(b)

Gartmore GVIT Small Company Fund - Class I
  2003 ........... 0.80% to 1.40%       8,866,029       26.57 to 25.31        225,469,321       0.00%       39.89% to  39.04%
  2002 ........... 0.80% to 1.40%      10,259,753       18.20 to 19.00        187,503,638       0.00%      -18.49% to -17.99%
  2001 ........... 0.80% to 1.40%      12,511,847       22.33 to 23.16        280,313,474       0.10%       -8.02% to  -7.46%
  2000 ........... 0.80% to 1.40%      14,297,583       24.28 to 25.03        348,024,697       0.03%        7.38% to   8.03%
  1999 ........... 0.80% to 1.40%      14,227,024       22.61 to 23.17        322,321,842       0.00%       42.01% to  42.87%

Gartmore GVIT Small Company Fund - Class II
  2003 ........... 0.95% to 2.70%         652,337       11.08 to 14.51          9,493,737       0.00%       10.84% to  45.11%(a)(b)

Gartmore GVIT Turner Growth Focus Fund - Class I
  2003 ........... 0.80% to 1.40%         366,483        3.25 to  3.19          1,171,318       0.00%       49.76% to  48.85%
  2002 ........... 0.80% to 1.40%         471,889        2.14 to  2.17          1,012,335       0.00%      -43.66% to -43.32%
  2001 ........... 0.80% to 1.40%       1,136,075        3.80 to  3.83          4,320,795       0.00%      -39.89% to -39.52%
  2000 ........... 0.80% to 1.40%         325,513        6.32 to  6.33          2,058,443       0.00%      -36.77% to -36.68%(a)(b)

Gartmore GVIT Turner Growth Focus Fund - Class III
  2003 ........... 0.80% to 1.40%         222,768       11.22 to 11.10          2,475,993       0.00%       49.27% to  48.37%
  2002 ........... 0.80% to 1.40%         131,428        7.48 to  7.51            983,837       0.00%      -25.17% to -24.87%(a)(b)

Gartmore GVIT U.S. Growth Leaders Fund - Class II
  2003 ........... 1.10% to 2.50%         275,354       14.99 to 14.81          4,108,083       0.00%       49.94% to  48.08%(a)(b)

Gartmore GVIT U.S. Growth Leaders Fund - Class III
  2003 ........... 0.80% to 1.40%         994,663       12.40 to 12.28         12,223,231       0.00%       51.18% to  50.26%
  2002 ........... 0.80% to 1.40%          38,325        8.17 to  8.20            313,433       0.00%      -18.29% to -17.96%(a)(b)

Gartmore GVIT Van Kampen Multi Sector Bond Fund - Class I
  2003 ........... 0.80% to 2.25%       2,474,699       12.76 to 10.85         29,929,422       5.67%       11.22% to   8.50%(b)
  2002 ........... 0.80% to 1.40%       1,720,805       11.29 to 11.47         19,448,829       6.23%        5.71% to   6.35%
  2001 ........... 0.80% to 1.40%       1,227,820       10.68 to 10.79         13,121,043       6.75%        2.72% to   3.35%
  2000 ........... 0.80% to 1.40%         753,921       10.40 to 10.44          7,839,751       4.77%        3.95% to   4.37%(a)(b)

Janus AS - Balanced Portfolio - Service Shares
  2003 ........... 1.10% to 2.55%         546,262       11.57 to 11.42          6,279,309       1.86%       15.72% to  14.23%(a)(b)

Janus AS - Capital Appreciation Portfolio - Service Shares
  2003 ........... 0.80% to 2.80%       5,884,690        6.09 to 11.55         37,329,405       0.23%       19.27% to  15.50%(b)
  2002 ........... 0.80% to 1.40%       6,806,637        5.02 to  5.10         34,232,639       0.28%      -17.11% to -16.60%
  2001 ........... 0.80% to 1.40%       9,548,813        6.06 to  6.12         57,892,929       0.88%      -22.93% to -22.46%
  2000 ........... 0.80% to 1.40%       8,545,714        7.86 to  7.89         67,188,846       1.43%      -21.40% to -21.09%(a)(b)

Janus AS - Global Technology Portfolio - Service II Shares
  2003 ........... 0.80% to 1.40%         646,612       10.39 to 10.28          6,657,474       0.00%       45.96% to  45.08%
  2002 ........... 0.80% to 1.40%         330,773        7.09 to  7.12          2,345,727       0.00%      -29.12% to -28.83%(a)(b)

                     CONTRACT                                                                INVESTMENT
                      EXPENSE                               UNIT             CONTRACT          INCOME           TOTAL
                       RATE*            UNITS            FAIR VALUE       OWNERS' EQUITY       RATIO**         RETURN***
                  --------------    -------------     ----------------   ----------------    ----------   ------------------
Janus AS - Global Technology Portfolio - Service Shares
  2003 ........... 0.80% to 1.40%       2,607,410     $   3.57 to 3.49   $      9,122,989       0.00%       45.30% to  44.43%
  2002 ........... 0.80% to 1.40%       3,550,055         2.42 to 2.46          8,594,761       0.00%      -41.76% to -41.41%
  2001 ........... 0.80% to 1.40%       7,619,692         4.15 to 4.19         31,652,697       0.55%      -38.20% to -37.82%
  2000 ........... 0.80% to 1.40%       6,665,928         6.72 to 6.74         44,781,489       1.26%      -32.84% to -32.57%(a)(b)

Janus AS - International Growth Portfolio - Service II Shares
  2003 ........... 0.80% to 1.40%         739,921       10.37 to 10.26          7,601,917       1.03%       33.47% to  32.66%
  2002 ........... 0.80% to 1.40%         646,682        7.74 to  7.77          5,004,178       0.39%      -22.65% to -22.33%(a)(b)

Janus AS - International Growth Portfolio - Service Shares
  2003 ........... 0.80% to 2.15%       2,390,414        5.90 to 14.32         15,852,117       0.84%       33.46% to  43.16%(b)
  2002 ........... 0.80% to 1.40%       3,173,860        4.35 to  4.42         13,840,520       0.54%      -26.80% to -26.35%
  2001 ........... 0.80% to 1.40%       5,559,505        5.95 to  6.01         33,096,406       0.73%      -24.51% to -24.05%
  2000 ........... 0.80% to 1.40%       5,575,707        7.88 to  7.91         43,940,893       6.60%      -21.22% to -20.90%(a)(b)

Janus AS - Risk-Managed Large Cap Core Portfolio - Service Shares
  2003 ........... 1.15% to 2.70%          40,586       12.21 to 12.08            493,558       0.14%       22.08% to  20.80%(a)(b)

MFS(R) VIT - Investors Growth Series - Service Class
  2003 ........... 1.15% to 2.80%         430,072       12.66 to 11.36          5,365,390       0.00%       26.62% to  13.64%(a)(b)

MFS(R) VIT - Value Series - Service Class
  2003 ........... 1.10% to 2.75%         318,844       13.16 to 12.12          4,095,704       0.01%       31.60% to  21.20%(a)(b)

Neuberger Berman AMT - Fasciano Portfolio - S Class Shares
  2003 ........... 1.15% to 2.70%         102,949       13.60 to 13.41          1,391,900       0.00%       36.01% to  34.14%(a)(b)

Neuberger Berman AMT - Growth Portfolio(R)
  2003 ........... 0.80% to 1.40%       6,552,886       12.73 to 14.94        172,620,548       0.00%       30.35% to  29.56%
  2002 ........... 0.80% to 1.40%       7,698,064        9.76 to 26.11        153,833,660       0.00%      -32.13% to -31.72%
  2001 ........... 0.80% to 1.40%      10,799,050       14.30 to 38.43        306,052,926       0.00%      -31.34% to -30.92%
  2000 ........... 0.80% to 1.40%      13,936,461       20.70 to 55.92        563,039,721       0.00%      -12.89% to -12.36%
  1999 ........... 0.80% to 1.40%      12,251,817       23.62 to 64.13        590,386,511       0.00%       48.29% to  49.19%

Neuberger Berman AMT - Guardian Portfolio - I Class Shares
  2003 ........... 0.80% to 1.40%       2,668,163        9.93 to  9.59         25,677,371       0.81%       30.71% to  29.92%
  2002 ........... 0.80% to 1.40%       3,171,959        7.38 to  7.59         23,476,909       0.85%      -27.48% to -27.04%
  2001 ........... 0.80% to 1.40%       4,484,103       10.18 to 10.41         45,734,504       0.60%       -2.90% to  -2.30%
  2000 ........... 0.80% to 1.40%       3,562,207       10.48 to 10.65         37,395,138       0.55%       -0.28% to   0.33%
  1999 ........... 0.80% to 1.40%       4,537,424       10.51 to 10.62         47,738,197       0.39%       13.32% to  14.01%

Neuberger Berman AMT - Limited Maturity Bond Portfolio(R)
  2003 ........... 0.80% to 2.60%       7,936,054       14.11 to 10.21        129,353,531       4.54%        1.60% to  -0.34%(b)
  2002 ........... 0.80% to 1.40%       8,258,426       13.89 to 21.48        142,681,972       4.63%        3.86% to   4.50%
  2001 ........... 0.80% to 1.40%       8,080,794       13.29 to 20.66        132,414,159       5.72%        7.25% to   7.91%
  2000 ........... 0.80% to 1.40%       7,529,063       12.32 to 19.24        118,958,164       6.64%        5.30% to   5.93%
  1999 ........... 0.80% to 1.40%       9,336,869       11.63 to 18.26        140,271,542       5.93%        0.06% to   0.67%

Neuberger Berman AMT - Mid Cap Growth Portfolio - S Class
  2003 ........... 1.15% to 2.80%         425,358       12.62 to 12.41          5,345,674       0.00%       26.19% to  24.08%

Neuberger Berman AMT - Partners Portfolio(R)
  2003 ........... 0.80% to 1.40%       9,238,599       18.91 to 22.97        213,058,281       0.00%       34.01% to  33.20%
  2002 ........... 0.80% to 1.40%      10,763,542       14.11 to 17.39        186,221,915       0.57%      -25.21% to -24.75%
  2001 ........... 0.80% to 1.40%      13,271,405       18.75 to 23.23        306,818,501       0.40%       -4.20% to  -3.61%
  2000 ........... 0.80% to 1.40%      15,596,919       19.46 to 24.22        376,199,275       0.81%       -0.70% to  -0.10%
  1999 ........... 0.80% to 1.40%      21,442,633       19.48 to 24.37        520,638,508       1.24%        5.87% to   6.51%

Neuberger Berman AMT - Socially Responsive Portfolio
  2003 ........... 1.10% to 2.15%          87,804       12.28 to 12.20          1,075,366       0.00%       22.84% to  21.97%(a)(b)

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-II

                     CONTRACT                                                                INVESTMENT
                      EXPENSE                               UNIT             CONTRACT          INCOME           TOTAL
                       RATE*            UNITS            FAIR VALUE       OWNERS' EQUITY       RATIO**         RETURN***
                  --------------    -------------     ----------------   ----------------    ----------   ------------------
Oppenheimer Aggressive Growth Fund/VA - Initial Class
  2003 ........... 0.80% to 1.40%       4,845,750     $  4.74 to  4.63   $     22,499,732       0.00%       24.59% to  23.83%
  2002 ........... 0.80% to 1.40%       4,980,792        3.74 to  3.80         18,660,610       0.67%      -28.80% to -28.37%
  2001 ........... 0.80% to 1.40%       6,975,880        5.25 to  5.31         36,678,338       0.85%      -32.24% to -31.82%
  2000 ........... 0.80% to 1.40%      11,693,759        7.75 to  7.78         90,675,620       0.00%      -22.49% to -22.17%(a)(b)

Oppenheimer Bond Fund/VA - Initial Class
  2003 ........... 0.80% to 1.40%      10,449,202       15.47 to 16.09        203,238,653       6.01%        5.93% to   5.28%
  2002 ........... 0.80% to 1.40%      13,606,303       14.61 to 23.00        247,141,316       7.33%        7.55% to   8.21%
  2001 ........... 0.80% to 1.40%      15,690,317       13.50 to 21.36        263,233,422       7.50%        6.27% to   6.92%
  2000 ........... 0.80% to 1.40%      15,613,185       12.63 to 20.08        245,812,715       7.98%        4.62% to   5.25%
  1999 ........... 0.80% to 1.40%      19,088,514       12.00 to 19.18        288,325,886       4.92%       -2.90% to  -2.31%

Oppenheimer Capital Appreciation Fund/VA - Initial Class
  2003 ........... 0.80% to 1.40%      11,344,613       14.62 to 14.05        160,093,105       0.40%       29.90% to  29.11%
  2002 ........... 0.80% to 1.40%      12,583,296       10.88 to 11.25        137,424,259       0.64%      -27.88% to -27.44%
  2001 ........... 0.80% to 1.40%      16,326,806       15.09 to 15.51        247,044,846       0.65%      -13.81% to -13.28%
  2000 ........... 0.80% to 1.40%      18,754,596       17.51 to 17.88        329,017,823       0.13%       -1.62% to  -1.02%
  1999 ........... 0.80% to 1.40%      11,706,336       17.80 to 18.07        208,633,917       0.28%       39.67% to  40.52%

Oppenheimer Capital Appreciation Fund/VA - Service Class
  2003 ........... 1.10% to 2.70%       1,061,170       13.70 to 13.51         14,365,108       0.00%       37.02% to  35.08%(a)(b)

Oppenheimer Global Securities Fund/VA - Class III
  2003 ........... 0.80% to 1.40%       3,077,238       14.28 to 14.22         43,773,740       0.00%       42.77% to  42.19%(a)(b)

Oppenheimer Global Securities Fund/VA - Initial Class
  2003 ........... 0.80% to 1.40%      14,615,943       25.40 to 25.13        387,057,516       0.78%       41.88% to  41.02%
  2002 ........... 0.80% to 1.40%      19,239,592       17.82 to 19.54        360,616,517       0.58%      -23.23% to -22.76%
  2001 ........... 0.80% to 1.40%      23,483,483       23.17 to 25.43        571,268,506       0.72%      -13.28% to -12.75%
  2000 ........... 0.80% to 1.40%      28,160,751       26.56 to 29.29        788,738,754       0.29%        3.63% to   4.25%
  1999 ........... 0.80% to 1.40%      30,115,619       25.48 to 28.24        813,162,162       0.92%       56.27% to  57.22%

Oppenheimer Global Securities Fund/VA - Service Class
  2003 ........... 1.10% to 2.30%       1,143,121       15.19 to 15.03         17,208,692       0.00%       51.92% to  50.31%(a)(b)

Oppenheimer High Income Fund/VA - Service Class
  2003 ........... 0.95% to 2.70%       1,175,216       10.72 to 11.97         14,186,550       0.00%        7.17% to  19.74%(a)(b)

Oppenheimer Main Street(R) Fund/VA - Initial Class
  2003 ........... 0.80% to 1.40%       4,118,904        8.13 to  7.95         32,811,064       0.85%       25.71% to  24.95%
  2002 ........... 0.80% to 1.40%       3,496,934        6.36 to  6.47         22,280,163       0.75%      -19.94% to -19.45%
  2001 ........... 0.80% to 1.40%       2,949,192        7.95 to  8.03         23,454,073       0.48%      -11.43% to -10.88%
  2000 ........... 0.80% to 1.40%       1,467,078        8.97 to  9.01         13,164,811       0.00%      -10.29% to  -9.93%(a)(b)

Oppenheimer Main Street(R) Fund/VA - Service Class
  2003 ........... 1.10% to 2.80%         783,827       13.16 to 11.98         10,229,287       0.00%       31.60% to  19.83%(a)(b)

Oppenheimer Main Street(R) Small Cap Fund/VA - Service Class
  2003 ........... 0.95% to 2.65%         272,097       11.26 to 14.96          4,089,001       0.00%       12.62% to  49.59%(a)(b)

Oppenheimer Multiple Strategies Fund/VA - Initial Class
  2003 ........... 0.80% to 1.40%       7,605,940       19.00 to 20.66        184,623,097       2.85%       23.96% to  23.21%
  2002 ........... 0.80% to 1.40%       8,670,954       15.33 to 22.73        169,953,878       3.70%      -11.66% to -11.12%
  2001 ........... 0.80% to 1.40%      11,167,226       17.24 to 25.70        245,234,141       3.91%        0.78% to   1.40%
  2000 ........... 0.80% to 1.40%      12,317,917       17.01 to 25.48        268,196,591       4.69%        4.96% to   5.59%
  1999 ........... 0.80% to 1.40%      14,388,482       16.11 to 24.25        299,370,649       3.48%       10.23% to  10.90%

Putnam VT Discovery Growth Fund - IB Shares
  2003 ........... 1.15% to 2.80%         101,667       11.76 to 11.63          1,179,509       0.00%       17.63% to  16.31%(a)(b)

Putnam VT Growth & Income Fund - IB Shares
  2003 ........... 1.15% to 2.50%         131,535       12.33 to 12.22          1,615,235       0.00%       23.30% to  22.17%(a)(b)

                     CONTRACT                                                                INVESTMENT
                      EXPENSE                               UNIT             CONTRACT          INCOME           TOTAL
                       RATE*            UNITS            FAIR VALUE       OWNERS' EQUITY       RATIO**         RETURN***
                  --------------    -------------     ----------------   ----------------    ----------   ------------------
Putnam VT International Equity Fund - IB Shares
  2003 ........... 0.95% to 2.40%         186,001     $ 11.65 to 12.59   $      2,324,072       0.00%       16.55% to  25.93%(a)(b)

SAFECO RST - Small-Cap Value Portfolio
  2003 ...........     0.95%                2,627           11.21                  29,448       0.60%           12.10%       (a)(b)

Strong Opportunity Fund II, Inc.
  2003 ........... 0.80% to 1.40%      13,018,344       23.20 to 27.74        444,110,406       0.07%       35.91% to  35.09%
  2002 ........... 0.80% to 1.40%      16,110,284       17.07 to 28.12        403,963,377       0.34%      -27.84% to -27.40%
  2001 ........... 0.80% to 1.40%      20,735,773       23.51 to 38.94        714,099,312       0.58%       -5.06% to  -4.48%
  2000 ........... 0.80% to 1.40%      23,556,577       24.56 to 40.88        851,662,988       0.00%        5.11% to   5.75%
  1999 ........... 0.80% to 1.40%      26,685,316       23.28 to 38.94        920,186,932       0.00%       33.02% to  33.83%

Strong VIF - Strong Discovery Fund II
  2003 ........... 0.80% to 1.40%       3,528,905       16.56 to 20.24         81,166,340       0.00%       38.31% to  37.48%
  2002 ........... 0.80% to 1.40%       4,412,647       11.97 to 17.90         73,328,599       0.00%      -13.25% to -12.72%
  2001 ........... 0.80% to 1.40%       5,530,289       13.72 to 20.61        105,645,293       0.71%        2.62% to   3.25%
  2000 ........... 0.80% to 1.40%       6,350,091       13.29 to 20.06        117,770,844       0.00%        2.94% to   3.56%
  1999 ........... 0.80% to 1.40%       7,493,723       12.83 to 19.47        134,889,615       0.00%        3.62% to   4.25%

Strong VIF - Strong International Stock Fund II
  2003 ...........     1.30%                    2            1.04                       2       2.56%          -81.09%
  2002 ........... 0.80% to 1.40%       2,668,379        5.45 to  5.66         14,603,968       3.33%      -27.57% to -27.13%
  2001 ........... 0.80% to 1.40%       3,252,169        7.53 to  7.77         24,558,447       0.00%      -23.24% to -22.77%
  2000 ........... 0.80% to 1.40%       4,251,347        9.81 to 10.06         41,799,422       0.00%      -40.37% to -40.01%
  1999 ........... 0.80% to 1.40%       6,077,599       16.44 to 16.77        100,151,173       0.20%       84.59% to  85.71%

Van Eck WIT - Worldwide Bond Fund
  2003 ........... 0.80% to 1.40%       2,862,991       14.38 to 15.54         51,489,785       2.03%       17.22% to  16.51%
  2002 ........... 0.80% to 1.40%       4,136,893       12.27 to 16.90         62,492,689       0.00%       19.95% to  20.68%
  2001 ........... 0.80% to 1.40%       2,997,727       10.17 to 14.07         37,681,153       4.50%       -6.43% to  -5.86%
  2000 ........... 0.80% to 1.40%       4,384,243       10.80 to 15.03         58,463,785       5.18%        0.45% to   1.06%
  1999 ........... 0.80% to 1.40%       4,986,867       10.69 to 14.94         66,818,028       4.58%       -9.11% to  -8.56%

Van Eck WIT - Worldwide Emerging Markets Fund
  2003 ........... 0.80% to 1.40%       5,585,517        9.50 to  9.01         51,038,448       0.10%       52.96% to  52.03%
  2002 ........... 0.80% to 1.40%       5,964,059        5.98 to  6.21         35,821,395       0.25%       -4.26% to  -3.68%
  2001 ........... 0.80% to 1.40%       6,836,908        6.25 to  6.44         42,859,924       0.00%       -3.19% to  -2.60%
  2000 ........... 0.80% to 1.40%       7,394,990        6.46 to  6.62         47,868,776       0.00%      -42.68% to -42.33%
  1999 ........... 0.80% to 1.40%      13,485,153       11.27 to 11.47        152,188,161       0.00%       97.49% to  98.68%

Van Eck WIT - Worldwide Hard Assets Fund
  2003 ........... 0.80% to 1.40%       3,205,129       14.14 to 13.95         50,839,940       0.41%       43.92% to  43.05%
  2002 ........... 0.80% to 1.40%       3,463,167        9.75 to 11.96         38,122,503       0.82%       -4.19% to  -3.61%
  2001 ........... 0.80% to 1.40%       3,093,490       10.18 to 12.47         35,847,578       1.21%      -11.71% to -11.17%
  2000 ........... 0.80% to 1.40%       4,035,755       11.48 to 14.11         52,845,806       1.25%        9.85% to  10.52%
  1999 ........... 0.80% to 1.40%       5,295,188       10.39 to 12.83         63,153,428       1.56%       19.31% to  20.03%

Van Kampen UIF - Core Plus Fixed Income Portfolio - Class II
  2003 ........... 1.15% to 2.60%         147,979       10.14 to 10.04          1,495,211       0.01%        1.37% to   0.38%(a)(b)

Van Kampen UIF - Emerging Markets Debt Portfolio - Class A
  2003 ........... 0.80% to 1.40%       1,706,650       14.87 to 14.30         24,503,530       0.00%       26.84% to  26.08%
  2002 ........... 0.80% to 1.40%       1,362,649       11.34 to 11.72         15,504,147       8.08%        7.69% to   8.35%
  2001 ........... 0.80% to 1.40%         945,006       10.53 to 10.82          9,974,855       8.46%        8.55% to   9.21%
  2000 ........... 0.80% to 1.40%       1,115,155        9.70 to  9.91         10,839,641      11.00%        9.84% to  10.50%
  1999 ........... 0.80% to 1.40%       1,078,274        8.83 to  8.97          9,536,726      12.21%       27.57% to  28.34%

Van Kampen UIF - Emerging Markets Debt Portfolio - Class II
  2003 ........... 1.10% to 2.65%         217,082       12.64 to 12.44          2,731,124       0.00%       26.36% to  24.38%

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-II

                     CONTRACT                                                                INVESTMENT
                      EXPENSE                               UNIT             CONTRACT          INCOME           TOTAL
                       RATE*            UNITS            FAIR VALUE       OWNERS' EQUITY       RATIO**         RETURN***
                  --------------    -------------     ----------------   ----------------    ----------   ------------------
Van Kampen UIF - U.S. Real Estate Portfolio - Class A
  2003 ........... 0.80% to 1.40%       5,597,622     $ 27.80 to 26.89   $    151,232,148       0.00%        36.41% to 35.59%
  2002 ........... 0.80% to 1.40%       6,388,968       19.83 to 20.38        127,217,556       3.13%        -2.18% to -1.58%
  2001 ........... 0.80% to 1.40%       6,412,848       20.27 to 20.71        130,424,768       3.79%         8.30% to  8.96%
  2000 ........... 0.80% to 1.40%       6,536,820       18.72 to 19.01        122,699,794      29.48%        26.28% to 27.04%
  1999 ........... 0.80% to 1.40%       6,794,105       14.83 to 14.96        100,938,969       6.70%        -4.73% to -4.15%

Van Kampen UIF - U.S. Real Estate Portfolio - Class II
  2003 ........... 0.95% to 2.70%         801,715       11.14 to 13.35         10,824,041       0.00%        11.44% to 33.46%(a)

Victory VIF - Diversified Stock Fund Class A Shares
  2003 ........... 1.25% to 1.70%           1,741       11.41 to 12.90             21,716       0.27%        14.11% to 13.95%(a)(b)
                                                                         ----------------
2003 Reserves for annuity contracts in payout phase: ...................       10,819,827
                                                                         ----------------
2003 Contract owners' equity ........................................... $ 11,391,384,498
                                                                         ================

2002 Reserves for annuity contracts in payout phase: ...................       10,470,739
                                                                         ----------------
2002 Contract owners' equity ........................................... $  9,986,015,760
                                                                         ================

2001 Reserves for annuity contracts in payout phase: ...................       16,323,563
                                                                         ----------------
2001 Contract owners' equity ........................................... $ 14,643,768,219
                                                                         ================

2000 Reserves for annuity contracts in payout phase: ...................       19,364,642
                                                                         ----------------
2000 Contract owners' equity ........................................... $ 19,090,847,996
                                                                         ================

1999 Reserves for annuity contracts in payout phase: ...................       17,428,340
                                                                         ----------------
1999 Contract owners' equity ........................................... $ 23,415,344,916
                                                                         ================

        * This represents the range of annualized contract expense rates of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

       ** This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions to the contractholder accounts either through reductions in unit values or redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

      *** This represents the range of minimum and maximum total returns for the underlying mutual fund option for the period indicated. The calculation of these returns reflects a deduction for expenses assessed through the daily unit value calculation. It does not include any expenses charged through the redemption of units, the inclusion of which would result in a reduction of the total return presented.

(a) & (b) Denote the minimum and maximum of the total return ranges, respectively, for underlying mutual fund options that were added during the reporting period. These returns were not annualized. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) is representative of all units issued and outstanding at period end. Such options that were added during the reporting period are designated using both symbols.

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                          Independent Auditors' Report


The Board of Directors of Nationwide Life Insurance Company and
  Contract Owners of Nationwide Variable Account-II:

     We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide Variable Account-II (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 2003, and the related statements of operations and changes in contract owners' equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2003, and the results of its operations, changes in contract owners' equity, and financial highlights for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States of America.


KPMG LLP
Columbus, Ohio
February 20, 2004

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NATIONWIDE LIFE INSURANCE COMPANY
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